OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file

number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (713) 626-1919

Date of fiscal year end:         12/31

Date of reporting period:         9/30/12

Item 1.  Schedule of Investments.

Invesco V.I. Balanced-Risk Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VIIBRA-QTR-1 09/12 Invesco Advisers, Inc.

Consolidated Schedule of Investments

September 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Treasury Bills–8.39%(a)

0.10%, 01/10/13	$38,200,000	$38,191,450

0.12%, 01/10/13	14,300,000	14,296,799

0.11%, 03/07/13(b)	34,500,000	34,480,786

0.12%, 03/07/13(b)	13,550,000	13,542,453

Total U.S. Treasury Bills (Cost $100,509,973)		100,511,488

	Shares

Money Market Funds–85.82%(c)

Government & Agency Portfolio—Institutional Class	150,435,345	150,435,345

Invesco V.I. Money Market Fund—Series I	20,440,310	20,440,310

Liquid Assets Portfolio—Institutional Class	200,580,460	200,580,460

	Shares	Value

Money Market Funds–(continued)

Premier Portfolio—Institutional Class	167,150,383	$167,150,383

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland)— Institutional Class	172,441,087	172,441,087

STIC Prime Portfolio—Institutional Class	133,720,307	133,720,307

Treasury Portfolio—Institutional Class	183,865,422	183,865,422

Total Money Market Funds (Cost $1,028,633,314)		1,028,633,314

TOTAL INVESTMENTS–94.21% (Cost $1,129,143,287)		1,129,144,802

OTHER ASSETS LESS LIABILITIES–5.79%		69,441,405

NET ASSETS–100.00%		$1,198,586,207

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1D and Note 3.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

Open Futures Contracts and Swap Agreements at Period-End(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Australian 10 Year Bonds	1,074	December–2012	$141,379,334	$2,130,923

Brent Crude	217	November–2012	24,388,630	(130,301)

Canada 10 Year Bonds	797	December–2012	111,281,692	874,813

Dow Jones EURO STOXX 50 Index	2,770	December–2012	87,391,298	(3,680,584)

E-Mini S&P 500 Index	1,250	December–2012	89,637,500	402,565

Euro Bonds	733	December–2012	133,544,263	(27,576)

FTSE 100 Index	895	December–2012	82,566,904	(1,266,255)

Gas Oil	171	December–2012	16,531,425	90,595

Gasoline Reformulated Blendstock Oxygenate Blending	132	December–2012	15,478,848	1,150,360

Hang Seng Index	346	October–2012	46,572,547	718,612

Heating Oil	81	February–2013	10,566,272	(80,010)

Japan 10 Year Bonds	93	December–2012	171,874,776	433,969

LME Copper	228	December–2012	46,805,550	3,077,225

LME Primary Aluminum	258	December–2012	13,635,300	1,284,496

Long Gilt	965	December–2012	187,959,975	(46,135)

Russell 2000 Index Mini	802	December–2012	66,918,880	(971,839)

Silver	221	December–2012	38,207,585	7,152,738

Soybean	269	November–2012	21,533,450	2,566,591

Tokyo Stock Price Index	792	December–2012	74,611,638	1,262,970

U.S. Treasury 20 Year Bonds	549	December–2012	82,006,875	(132,948)

WTI Crude	162	March–2013	15,189,120	(546,764)

Total Futures Contracts			$1,478,081,862	$14,263,445

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Long Swap Agreements	Counterparty	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Bank of America Securities, LLC	187,600	November-2012	$40,083,404	$2,049,774

Receive a return equal to the Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	25,150	June-2013	22,796,181	(834,447)

Receive a return equal to the Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	25,300	October -2013	17,096,804	13,950

Receive a return equal to the Barclays Gold Nearby Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	46,100	April-2013	19,091,213	35,575

Receive a return equal to the Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	8,000	April-2013	1,109,103	(31,121)

Receive a return equal to the Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	18,600	October-2013	11,353,719	(86,270)

Receive a return equal to the S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	18,000	April-2013	7,376,544	(32,371)

Total Swap Agreements				$118,906,968	$1,115,090

(a)	Futures collateralized by $65,961,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of

Invesco V.I. Balanced-Risk Allocation Fund

D.	Swap Agreements – (continued)

value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$100,511,488	$—	$100,511,488
Money Market Funds	1,028,633,314	—	—	1,028,633,314
	$1,028,633,314	$100,511,488	$—	$1,129,144,802
Futures Contracts*	14,263,445	—	—	14,263,445
Swap Agreements*	—	1,115,090	—	1,115,090
Total Investments	$1,042,896,759	$101,626,578	$—	$1,144,523,337

  * Unrealized appreciation.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 3 -- Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity Risk
Futures Contracts(a)	$15,322,005	$(757,075)
Swap Agreements	2,099,299	(984,209)
Interest Rate Risk
Futures Contracts(a)	3,439,705	(206,659)
Market Risk
Futures Contracts(a)	2,384,147	(5,918,678)

  (a) Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Instruments for the nine months ended September 30, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures Contracts*	Swap Agreements*
Realized Gain
Commodity Risk	$1,954,015	$15,016,360
Interest Rate Risk	22,045,318	896,833
Market Risk	22,755,769	—
Change in Unrealized Appreciation (Depreciation)
Commodity Risk	$15,742,712	$250,450
Interest Rate Risk	(184,933)	(593,900)
Market Risk	(4,240,678)	—
Total	$58,072,203	$15,569,743

  * The average notional value of futures contracts and swap agreements outstanding during the period was $836,825,999 and $81,284,005, respectively.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $387,147 and $12,072,623, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,190
Aggregate unrealized (depreciation) of investment securities	(202,540)
Net unrealized appreciation (depreciation) of investment securities	$(198,350)
Cost of investments for tax purposes is $1,129,343,152.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VICEQ-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.17%

Air Freight & Logistics–0.87%

United Parcel Service, Inc. -Class B	142,078	$10,168,523

Application Software–1.95%

Adobe Systems Inc. (b)	699,717	22,712,814

Asset Management & Custody Banks–1.83%

Northern Trust Corp.	460,721	21,384,365

Biotechnology–1.11%

Gilead Sciences, Inc. (b)	195,467	12,965,326

Brewers–0.85%

Molson Coors Brewing Co. -Class B	219,896	9,906,315

Casinos & Gaming–1.14%

Las Vegas Sands Corp.	287,706	13,340,927

Communications Equipment–5.05%

Cisco Systems, Inc.	1,290,035	24,626,768

QUALCOMM, Inc.	432,587	27,032,362

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	795,021	7,258,542

		58,917,672

Construction Materials–0.50%

CRH PLC (Ireland)	305,495	5,888,874

Consumer Finance–3.09%

American Express Co.	633,849	36,040,654

Department Stores–1.99%

Macy’s, Inc.	618,562	23,270,303

Diversified Banks–1.86%

U.S. Bancorp	631,543	21,661,925

Drug Retail–0.68%

CVS Caremark Corp.	162,848	7,885,100

Electric Utilities–1.43%

Exelon Corp.	468,086	16,654,500

Electrical Components & Equipment–0.76%

Emerson Electric Co.	182,689	8,818,398

Electronic Manufacturing Services–1.54%

TE Connectivity Ltd. (Switzerland)	527,911	17,954,253

Environmental & Facilities Services–1.25%

Waste Management, Inc.	455,011	14,596,753

Food Retail–1.71%

Kroger Co. (The)	848,531	19,974,420

	Shares	Value

Gold–1.03%

Agnico-Eagle Mines Ltd. (Canada)	72,960	$3,785,165

Kinross Gold Corp. (Canada)	368,950	3,766,979

Newcrest Mining Ltd. (Australia)	150,843	4,483,858

		12,036,002

Health Care Equipment–2.48%

Baxter International Inc.	149,682	9,019,837

Covidien PLC	219,399	13,036,689

Medtronic, Inc.	161,023	6,943,312

		28,999,838

Heavy Electrical Equipment–1.61%

ABB Ltd. (Switzerland)(b)	999,805	18,797,771

Home Improvement Retail–1.24%

Lowe’s Cos., Inc.	477,067	14,426,506

Household Products–2.54%

Procter & Gamble Co. (The)	427,526	29,653,203

Hypermarkets & Super Centers–1.19%

Wal-Mart Stores, Inc.	188,953	13,944,731

Industrial Conglomerates–3.66%

3M Co.	97,970	9,054,387

General Electric Co.	1,164,909	26,455,083

Koninklijke Philips Electronics N.V. (Netherlands)	310,629	7,263,589

		42,773,059

Industrial Gases–1.46%

Air Products & Chemicals, Inc.	206,853	17,106,743

Industrial Machinery–0.91%

Illinois Tool Works Inc.	178,076	10,590,180

Insurance Brokers–1.43%

Marsh & McLennan Cos., Inc.	493,879	16,757,315

Internet Retail–0.60%

Amazon.com, Inc. (b)	27,640	7,029,405

Internet Software & Services–2.29%

eBay Inc. (b)	552,026	26,723,579

Investment Banking & Brokerage–0.40%

Charles Schwab Corp. (The)	361,353	4,621,705

Life Sciences Tools & Services–2.06%

Agilent Technologies, Inc.	426,567	16,401,501

Thermo Fisher Scientific, Inc.	130,605	$7,683,492

		24,084,993

Managed Health Care–0.91%

WellPoint, Inc.	182,833	10,606,142

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

Movies & Entertainment–0.66%

Walt Disney Co. (The)	147,155	$7,693,263

Office Services & Supplies–0.55%

Pitney Bowes Inc.	463,000	6,398,660

Oil & Gas Equipment & Services–4.67%

Baker Hughes Inc.	318,573	14,409,057

Cameron International Corp. (b)	94,887	5,320,314

National Oilwell Varco Inc.	123,090	9,860,740

Schlumberger Ltd.	125,856	9,103,165

Weatherford International Ltd. (b)	1,249,683	15,845,980

		54,539,256

Oil & Gas Exploration & Production–2.09%

Anadarko Petroleum Corp.	61,444	4,296,164

Devon Energy Corp.	131,957	7,983,399

Talisman Energy Inc. (Canada)	903,013	12,068,339

		24,347,902

Packaged Foods & Meats–1.78%

Danone S.A. (France)	202,978	12,517,052

Kellogg Co.	160,317	8,281,976

		20,799,028

Pharmaceuticals–10.34%

Merck & Co., Inc.	530,424	23,922,122

Pfizer Inc.	920,803	22,881,955

Roche Holding AG (Switzerland)	140,272	26,207,774

Sanofi -ADR (France)	606,866	26,131,650

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	522,528	21,637,884

		120,781,385

Property & Casualty Insurance–6.31%

Berkshire Hathaway Inc. -Class A (b)	254	33,705,800

Progressive Corp. (The)	1,924,873	39,921,866

		73,627,666

Railroads–0.77%

Union Pacific Corp.	75,663	8,981,198

Semiconductors–2.38%

Analog Devices, Inc.	239,305	9,378,363

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	18,428,825

		27,807,188

Systems Software–5.41%

Microsoft Corp.	1,283,715	38,229,033

Symantec Corp. (b)	1,385,425	24,937,650

		63,166,683

Wireless Telecommunication Services–1.79%

Vodafone Group PLC (United Kingdom)	7,359,060	20,944,344

Total Common Stocks & Other Equity Interests (Cost $823,398,025)		1,029,378,867

	Shares	Value

Money Market Funds–11.79%

Liquid Assets Portfolio – Institutional Class (c)	68,818,321	$68,818,321

Premier Portfolio – Institutional Class (c)	68,818,321	68,818,321

Total Money Market Funds (Cost $137,636,642)		137,636,642

TOTAL INVESTMENTS–99.96% (Cost $961,034,667)		1,167,015,509

OTHER ASSETS LESS LIABILITIES–0.04%		505,508

NET ASSETS–100.00%		$1,167,521,017

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Core Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,084,580,070	$82,435,439	$--	$1,167,015,509

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $186,772,493 and $281,839,869, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$222,561,360
Aggregate unrealized (depreciation) of investment securities	(23,005,270)
Net unrealized appreciation of investment securities	$199,556,090
Cost of investments for tax purposes is $967,459,419.

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VIDIN-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–80.52%

Advertising–0.12%

National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$1,000	$1,060

Omnicom Group Inc., Sr. Unsec. Global Notes, 3.63%, 05/01/22	25,000	26,307

		27,367

Aerospace & Defense–0.20%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	3,000	3,120

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	15,000	17,325

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	5,000	5,444

7.13%, 03/15/21	10,000	10,850

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,950

		47,689

Agricultural Products–0.35%

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	45,000	45,215

Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	37,424

		82,639

Air Freight & Logistics–0.13%

United Parcel Service Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/42	30,000	30,434

Airlines–2.34%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-10/14/11; Cost $9,181)(b)(c)	10,000	10,200

American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	38,603	41,812

Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	76,053	78,145

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	3,926	4,095

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	102,893	119,355

	Principal Amount	Value

Airlines–(continued)

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	$11,730	$12,881

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	13,318	13,418

Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	36,958	42,340

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	5,000	5,175

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	54,973	59,405

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	5,000	5,175

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	13,964	15,194

Series 2012-1A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	60,000	62,400

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	5,000	5,463

Sr. Sec. Notes, 9.50%, 09/15/14(b)	8,000	8,440

UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	36,402	42,044

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	23,920	27,523

US Airways Pass Through Trust, Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	1,000	1,077

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	1,000	1,040

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	1,000	1,025

		556,207

Alternative Carriers–0.15%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	10,000	11,050

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Alternative Carriers–(continued)

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	$10,000	$11,400

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 07/15/20	2,000	2,170

9.38%, 04/01/19	10,000	11,150

		35,770

Aluminum–0.04%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	10,000	10,156

Apparel Retail–0.18%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	7,000	7,709

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	12,000	13,507

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	10,000	10,525

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	10,000	12,100

		43,841

Apparel, Accessories & Luxury Goods–0.24%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	14,000	15,190

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	20,000	20,700

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	4,000	4,180

7.63%, 05/15/20	15,000	16,237

		56,307

Asset Management & Custody Banks–0.20%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	45,000	47,334

Auto Parts & Equipment–0.08%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	12,000	12,960

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	5,000	5,088

		18,048

Automobile Manufacturers–0.90%

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	5,000	6,225

	Principal Amount	Value

Automobile Manufacturers–(continued)

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.25%, 09/20/22	$200,000	$204,795

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	2,000	2,070

		213,090

Automotive Retail–0.73%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	150,000	173,777

Biotechnology–0.02%

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	5,000	5,350

Brewers–0.97%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	125,000	133,575

4.13%, 01/15/15	90,000	96,859

		230,434

Broadcasting–1.87%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	20,000	21,850

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	10,000	9,825

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	95,000	104,662

Sr. Unsec. Notes, 8.38%, 03/01/39(b)	75,000	115,066

9.38%, 01/15/19(b)	140,000	189,748

Starz LLC/Starz Finance Corp., Sr. Notes, 5.00%, 09/15/19(b)	2,000	2,050

		443,201

Building Products–0.49%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	15,000	14,400

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	23,000	25,242

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	15,000	15,347

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	3,000	3,304

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	21,000	22,837

Ply Gem Industries Inc., Sr. Notes, 9.38%, 04/15/17(b)	5,000	5,100

Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	8,000	8,400

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Building Products–(continued)

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	$10,000	$10,863

Sr. Unsec. Notes, 9.75%, 01/15/18	10,000	10,863

		116,356

Cable & Satellite–2.48%

Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	2,000	1,990

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	25,000	25,708

DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	10,000	10,200

5.88%, 07/15/22(b)	3,000	3,083

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	8,000	8,660

7.50%, 04/01/21	15,000	16,313

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	10,000	10,825

NBCUniversal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	35,000	35,748

2.88%, 01/15/23	50,000	49,908

4.45%, 01/15/43	50,000	49,830

5.95%, 04/01/41	35,000	43,519

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	69,250

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	44,151

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	200,000	220,927

		590,112

Casinos & Gaming–0.59%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	10,000	10,825

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	10,000	7,400

Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	8,000	8,100

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	2,000	2,020

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	8,137	8,707

	Principal Amount	Value

Casinos & Gaming–(continued)

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	$7,000	$7,508

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	2,000	2,145

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	25,000	26,875

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	13,000	13,617

8.63%, 02/01/19(b)	2,000	2,190

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	10,000	10,550

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	7,000	6,974

Sr. Sec. Notes, 9.13%, 02/01/15(b)	13,000	13,211

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Notes, 5.38%, 03/15/22(b)	20,000	20,700

		140,822

Coal & Consumable Fuels–0.12%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	15,000	15,825

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	7,000	7,079

6.50%, 09/15/20	4,000	4,100

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Global Notes, 10.75%, 02/01/18	2,000	1,960

		28,964

Communications Equipment–0.14%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	10,000	9,350

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	4,000	3,560

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	2,000	2,150

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	5,000	5,562

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	6,000	6,240

Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	5,000	5,216

		32,078

Computer & Electronics Retail–0.05%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	10,000	10,850

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Computer Storage & Peripherals–0.06%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	$3,000	$3,248

7.75%, 12/15/18	10,000	11,137

		14,385

Construction & Engineering–0.37%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	12,000	12,960

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	3,000	3,113

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	25,375

URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	45,000	46,065

		87,513

Construction & Farm Machinery & Heavy Trucks–0.88%

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	8,000	8,120

Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	125,000	130,026

John Deere Capital Corp., Unsec. Global Notes, 0.88%, 04/17/15	30,000	30,242

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	5,000	5,600

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	10,000	9,550

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	25,000	26,562

		210,100

Construction Materials–0.41%

CRH America Inc. (Ireland), Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	80,000	83,270

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	13,000	13,715

		96,985

Consumer Finance–0.81%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	2,000	2,055

8.00%, 03/15/20	2,000	2,345

8.00%, 11/01/31	35,000	41,037

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	25,000	28,000

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	82,392

	Principal Amount	Value

Consumer Finance–(continued)
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	$35,000	$36,274

		192,103

Data Processing & Outsourced Services–0.31%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	30,000	30,095

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	17,000	18,488

First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	10,000	9,950

7.38%, 06/15/19(b)	9,000	9,315

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	5,000	5,400

		73,248

Department Stores–0.06%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	15,000	14,138

Distillers & Vintners–0.06%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	10,000	11,650

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	2,000	2,290

		13,940

Diversified Banks–4.21%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	25,000	25,334

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	200,000	200,772

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	70,000	71,635

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	235,000	258,504

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	48,107

ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15(b)	100,000	102,103

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	130,000	129,360

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	55,000	58,530

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.55%, 10/13/20(b)	$100,000	$105,836

		1,000,181

Diversified Capital Markets–0.50%

UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	100,000	118,163

Diversified Metals & Mining–1.25%

BHP Billition Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/19	125,000	160,099

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	7,000	6,808

7.00%, 11/01/15(b)	7,000	7,122

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	9,000	8,302

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	25,000	25,179

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	8,000	5,059

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	80,000	84,202

		296,771

Diversified REIT’s–0.78%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	180,000	186,337

Drug Retail–0.81%

CVS Pass-Through Trust, Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	168,087	192,693

Electric Utilities–3.26%

Appalachian Power Co, Sr. Unsec. Floating Rate Notes, 0.81%, 08/16/13(d)	50,000	50,102

DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	100,000	108,437

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	100,000	102,898

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	25,000	25,125

Mississippi Power Co, Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	60,000	62,004

	Principal Amount	Value

Electric Utilities–(continued)

NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	$25,000	$25,190

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	180,000	221,852

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	62,983

System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	50,000	50,925

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	65,871

		775,387

Electrical Components & Equipment–0.07%

Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	5,000	5,150

General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	5,000	5,100

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	5,000	5,388

		15,638

Electronic Components–0.25%

Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	55,000	59,258

Electronic Manufacturing Services–0.05%

Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	2,000	2,000

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	10,000	10,275

		12,275

Environmental & Facilities Services–0.29%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	65,000	68,927

Food Products–0.04%

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	9,000	9,585

Forest Products–0.03%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	10,000	8,238

Gas Utilities–0.20%

AmeriGas Finance LLC/ Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	8,000	8,640

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	13,000	12,805

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	$20,000	$21,650

7.38%, 08/01/21(b)	5,000	5,350

		48,445

General Merchandise Stores–0.11%

Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	25,000	26,250

Gold–2.92%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	65,000	68,636

3.85%, 04/01/22	35,000	36,961

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	50,000	57,548

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	202,530

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.13%, 09/01/21	75,000	77,934

6.88%, 09/01/41	75,000	77,813

Newcrest Finance Pty Ltd. (Australia), Sr. Gtd. Notes, 4.20%, 10/01/22(b)	25,000	25,165

Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	35,000	34,778

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	110,000	111,765

		693,130

Health Care Distributors–0.54%

AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	120,000	129,295

Health Care Equipment–0.07%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	2,000	2,070

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	3,000	2,940

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	2,000	1,860

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	10,000	8,650

		15,520

Health Care Facilities–0.32%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	5,000	5,450

7.88%, 02/15/20	13,000	14,674

	Principal Amount	Value

Health Care Facilities–(continued)

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	$13,000	$14,170

7.75%, 09/15/22	13,000	14,268

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	25,000	28,312

		76,874

Health Care Services–1.79%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	125,000	136,240

Sr. Unsec. Gtd. Notes, 2.65%, 02/15/17(b)	100,000	105,208

Highmark, Inc., Sr. Unsec. Notes, 6.13%, 05/15/41(b)	35,000	36,436

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	35,000	36,627

Orlando Lutheran Towers Inc., Bonds, 8.00%, 07/01/17	100,000	99,811

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	5,000	5,337

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	7,000	6,825

		426,484

Health Care Technology–0.07%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	15,000	16,538

Homebuilding–0.36%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	5,000	5,019

8.13%, 06/15/16	15,000	15,750

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	14,000	15,260

Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	9,000	9,225

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	10,000	11,100

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	10,000	10,800

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	3,000	3,225

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	4,000	4,020

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	8,000	8,560

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	3,000	3,360

		86,319

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.80%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	$2,000	$2,188

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	10,000	10,600

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	100,000	110,788

7.38%, 03/01/20	55,000	66,402

		189,978

Household Products–0.13%

Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	25,000	26,500

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer S.A., Sr. Sec. Gtd. Notes, 5.75%, 10/15/20(b)	5,000	5,012

		31,512

Housewares & Specialties–0.02%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	5,000	5,325

Independent Power Producers & Energy Traders–0.21%

AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	25,000	29,000

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	8,000	8,570

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	9,000	9,765

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	2,000	2,050

		49,385

Industrial Conglomerates–1.20%

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	166,191

Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	117,759

		283,950

Industrial Machinery–0.60%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	3,000	3,105

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	3,000	3,195

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	2,000	2,070

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	70,000	78,816

	Principal Amount	Value

Industrial Machinery–(continued)

Tyco Flow Control International, Sr. Unsec. Gtd. Notes, 3.15%, 09/15/22(b)	$55,000	$55,267

		142,453

Insurance Brokers–0.59%

Hub International Ltd, Sr. Gtd. Notes, 8.13%, 10/15/18(b)	3,000	3,075

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	137,570

		140,645

Integrated Telecommunication Services–2.22%

AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	60,000	61,802

2.50%, 08/15/15	60,000	63,249

2.95%, 05/15/16	35,000	37,692

4.45%, 05/15/21	15,000	17,699

CenturyLink Inc., Series U, Sr. Unsec. Global Notes, 7.65%, 03/15/42	40,000	43,090

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	10,000	11,993

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	88,941

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	161,000	168,958

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	30,000	34,772

		528,196

Internet Software & Services–0.07%

Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	15,000	16,688

Investment Banking & Brokerage–4.82%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (e)	115,000	128,800

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	50,000	53,922

5.25%, 07/27/21	55,000	60,677

5.75%, 01/24/22	100,000	114,803

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	45,000	47,422

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	105,000	110,699

7.30%, 08/01/14(b)	110,000	115,916

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	$80,000	$88,520

Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	230,000	244,684

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	142,670

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	37,161

		1,145,274

Leisure Facilities–0.02%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	5,000	5,313

Leisure Products–0.05%

Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	12,000	12,225

Life & Health Insurance–2.63%

MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	110,000	109,644

Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	65,832

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	176,952

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	158,275

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	114,199

		624,902

Life Sciences Tools & Services–0.71%

Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	120,000	143,295

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	25,000	25,625

		168,920

Managed Health Care–0.90%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	40,000	45,003

Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	50,014

5.88%, 03/15/41	35,000	41,818

UnitedHealth Group Inc., Sr. Unsec. Notes, 5.95%, 02/15/41	60,000	76,861

		213,696

	Principal Amount	Value

Movies & Entertainment–0.13%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	$15,000	$16,519

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	13,000	14,560

		31,079

Multi-Line Insurance–1.33%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	227,848

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	10,000	11,575

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	15,000	16,387

Sr. Unsec. Gtd. Notes, 4.95%, 05/01/22(b)	2,000	2,071

5.00%, 06/01/21(b)	50,000	51,869

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	5,000	7,035

		316,785

Office Services & Supplies–0.10%

Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	25,000	24,187

Oil & Gas Drilling–0.19%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	2,000	2,150

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	40,000	43,856

		46,006

Oil & Gas Equipment & Services–0.15%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	14,000	14,569

Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	5,000	5,125

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	15,000	15,300

		34,994

Oil & Gas Exploration & Production–3.51%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	9,000	9,473

6.13%, 07/15/22	2,000	2,125

Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	95,000	102,156

5.95%, 09/15/16	50,000	58,203

Sr. Unsec. Notes, 7.63%, 03/15/14	15,000	16,392

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	$60,000	$69,082

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	5,000	5,263

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	13,000	14,105

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	2,000	2,160

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	5,300

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	5,000	5,038

6.63%, 08/15/20	10,000	10,363

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	5,000	5,300

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	15,000	16,969

EOG Resources Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	45,000	51,221

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	2,000	2,088

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	14,000	13,055

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	2,000	1,975

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	2,000	2,170

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	14,000	14,866

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	2,000	2,229

Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	13,000	13,845

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	5,000	5,319

Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	65,000	81,226

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	70,000	73,270

5.75%, 01/20/20	40,000	45,599

6.88%, 01/20/40	45,000	56,602

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	65,000	76,234

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	15,000	16,762

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	5,000	5,125

Sr. Unsec. Notes, 5.38%, 10/01/22	7,000	7,271

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	$2,000	$2,110

5.75%, 06/01/21	10,000	10,687

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	2,000	2,115

6.63%, 02/15/19	12,000	12,690

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	10,000	10,837

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	5,000	5,400

		834,625

Oil & Gas Refining & Marketing–0.71%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	6,000	6,030

Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	100,000	117,890

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	3,000	3,105

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	5,000	5,512

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	30,000	36,372

		168,909

Oil & Gas Storage & Transportation–1.49%

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Gtd. Notes, 6.63%, 10/01/20(b)	5,000	4,936

Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	6,000	6,495

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	18,000	18,945

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	3,000	2,970

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	10,000	11,437

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	60,000	65,918

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	70,000	86,963

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	5,000	5,263

6.25%, 06/15/22	5,000	5,350

6.50%, 08/15/21	15,000	16,162

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	$5,000	$3,375

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	15,000	15,962

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	7,000	7,508

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	15,000	16,350

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	2,000	2,120

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,300

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	75,000	79,832

		354,886

Other Diversified Financial Services–8.52%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	25,000	26,514

4.50%, 04/01/15	240,000	257,407

6.50%, 08/01/16	130,000	150,754

Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	40,473

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	150,000	164,659

6.13%, 05/15/18	65,000	77,213

Sr. Unsec. Notes, 6.38%, 08/12/14	255,000	277,302

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	105,000	105,183

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	108,695

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	70,000	72,054

ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(b)	90,000	94,580

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	115,000	123,984

Sr. Unsec. Global Notes, 4.88%, 04/01/15	45,000	46,631

5.88%, 04/01/19	10,000	10,647

5.88%, 08/15/22	10,000	10,363

8.63%, 09/15/15	5,000	5,681

8.75%, 03/15/17	27,000	31,641

Sr. Unsec. Notes, 8.25%, 12/15/20	10,000	11,881

	Principal Amount	Value

Other Diversified Financial Services–(continued)

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.25%, 09/23/22	$50,000	$50,540

3.45%, 03/01/16	25,000	26,696

4.75%, 05/01/13	15,000	15,385

5.60%, 07/15/41	95,000	113,742

Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	202,972

Twin Reefs Pass-Through Trust, Sec. Variable Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04-04/03/06; Cost $130,332)(b)(c)(d)(e)	130,000	0

		2,024,997

Packaged Foods & Meats–1.81%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	7,000	7,210

JM Smucker Co. (The), Sr. Unsec. Gtd. Global Notes., 3.50%, 10/15/21	265,000	284,269

Mondelez International, Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	70,000	70,859

6.50%, 02/09/40	50,000	68,204

		430,542

Paper Packaging–0.19%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	10,525

Rock-Tenn Co., Sr. Gtd. Notes, 4.00%, 03/01/23(b)	35,000	35,467

		45,992

Paper Products–0.49%

Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	17,000	17,053

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	5,000	5,463

International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	35,000	39,712

6.00%, 11/15/41	20,000	24,591

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	10,000	10,787

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	7,000	4,428

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	15,000	15,394

		117,428

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Personal Products–0.30%

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	$60,000	$59,302

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	10,000	11,350

		70,652

Pharmaceuticals–0.45%

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	5,000	5,387

Watson Pharmaceuticals Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	100,000	101,268

		106,655

Property & Casualty Insurance–1.04%

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	199,049

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	48,512

		247,561

Publishing–0.02%

Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	4,000	3,990

Railroads–1.02%

Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	20,000	22,249

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	55,000	66,441

Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	135,000	152,864

		241,554

Real Estate Services–0.02%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	5,000	5,488

Regional Banks–1.98%

CIT Group Inc., Sr. Unsec. Global Notes, 4.25%, 08/15/17	5,000	5,225

5.00%, 08/15/22	3,000	3,143

5.25%, 03/15/18	13,000	14,008

Sr. Unsec. Notes, 5.00%, 05/15/17	2,000	2,140

5.50%, 02/15/19(b)	8,000	8,760

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	70,000	74,923

Unsec. Sub. Notes, 4.50%, 06/01/18	55,000	61,154

	Principal Amount	Value

Regional Banks–(continued)

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	$35,000	$40,302

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70% (b)(e)	200,000	204,000

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	30,000	30,600

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	5,000	5,725

Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	19,600

		469,580

Research & Consulting Services–0.05%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	10,000	10,750

Residential REIT’s–0.49%

Essex Portfolio L.P., Unsec. Gtd. Notes, 3.63%, 08/15/22(b)	115,000	115,788

Semiconductor Equipment–0.17%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	4,000	4,110

7.38%, 05/01/18	15,000	15,750

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	20,000	21,425

		41,285

Semiconductors–0.12%

Advanced Micro Devices Inc., Sr. Unsec. Notes, 7.50%, 08/15/22(b)	2,000	1,945

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	25,000	27,375

		29,320

Sovereign Debt–1.47%

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	150,000	164,137

Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	60,000	80,100

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	100,000	105,500

		349,737

Specialized Finance–0.51%

Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	110,000	121,861

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Specialized REIT’s–2.55%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	$90,000	$96,848

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	282,668

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	26,614

Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	10,000	11,125

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	5,000	5,413

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	5,000	5,606

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	77,550

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	90,000	99,277

		605,101

Specialty Chemicals–0.08%

Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)	2,000	2,055

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	15,000	16,350

		18,405

Specialty Stores–0.16%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	10,000	10,775

Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	25,000	27,578

		38,353

Steel–1.09%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.13%, 06/01/18	55,000	55,500

6.50%, 02/25/22	3,000	2,972

7.00%, 03/01/41	60,000	54,133

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	6,000	6,270

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	6,000	6,090

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	58,664

6.88%, 11/10/39	65,000	76,291

		259,920

Systems Software–0.04%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-12/16/10; Cost $13,163)(b)	13,000	8,515

	Principal Amount	Value

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	$2,000	$2,130

Tobacco–0.46%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	95,000	109,062

Trading Companies & Distributors–0.19%

Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	11,000	11,302

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	17,000	18,402

7.63%, 04/15/20	2,000	2,235

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	5,000	5,438

UR Merger Sub Corp., Sr. Sec. Gtd. Notes, 5.75%, 07/15/18(b)	2,000	2,115

Sr. Unsec. Global Notes, 8.25%, 02/01/21	5,000	5,519

		45,011

Trucking–0.21%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	17,000	18,636

9.75%, 03/15/20	2,000	2,295

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	12,000	12,720

7.38%, 01/15/21	10,000	10,812

7.50%, 10/15/18	2,000	2,165

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	3,000	3,143

		49,771

Utilities–0.04%

Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	9,000	9,810

Wireless Telecommunication Services–1.19%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	3,000	2,981

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	25,000	24,562

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	135,450

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	5,000	4,988

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	13,000	13,780

7.88%, 09/01/18	5,000	5,428

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	$5,000	$5,044

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	12,000	11,070

6.90%, 05/01/19	2,000	2,085

Sprint Nextel Corp., Sr. Unsec. Global Notes, 7.00%, 08/15/20	3,000	3,135

11.50%, 11/15/21	2,000	2,510

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	8,000	9,000

9.00%, 11/15/18(b)	7,000	8,418

Sr. Unsec. Notes, 8.38%, 08/15/17	5,000	5,600

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	50,000	47,500

		281,551

Total U.S. Dollar Denominated Bonds and Notes (Cost $17,674,337)		19,136,288

U.S. Treasury Securities–12.61%

U.S. Treasury Bills–0.21%

0.10%, 11/15/12(f)(g)	50,000	49,996

U.S. Treasury Notes–8.18%

2.00%, 04/30/16	160,000	169,150

1.00%, 08/31/16	250,000	255,391

0.88%, 04/30/17	140,000	142,013

3.63%, 02/15/21	600,000	710,437

2.00%, 02/15/22	55,000	57,217

1.75%, 05/15/22	600,000	608,531

		1,942,739

U.S. Treasury Bonds–4.22%

4.25%, 05/15/39	100,000	129,625

4.50%, 08/15/39	100,000	134,656

4.75%, 02/15/41	375,000	525,703

3.13%, 02/15/42	200,000	212,844

		1,002,828

Total U.S. Treasury Securities (Cost $2,729,294)		2,995,563

Asset-Backed Securities–1.81%

Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	12,916	12,878

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(d)	69,898	66,534

	Principal Amount	Value

Asset-Backed Securities–(continued)

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	$80,000	$81,811

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.30%, 08/15/39(d)	1,122	1,124

Wachovia Bank Commercial Mortgage Trust, Series 2005- C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)	110,000	116,086

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(d)	147,987	150,619

Total Asset-Backed Securities (Cost $389,912)		429, 052

U.S. Government Sponsored Mortgage-Backed Securities–0.83%

Federal Home Loan Mortgage Corp. (FHLMC)–0.29%

Pass Through Ctfs.,
6.50%, 05/01/16 to 08/01/32	7,367	8,457

6.00%, 05/01/17 to 12/01/31	38,185	42,475

5.50%, 09/01/17	17,216	18,655

		69,587

Federal National Mortgage Association (FNMA)–0.43%

Pass Through Ctfs.,
7.00%, 02/01/16 to 09/01/32	20,344	23,658

6.50%, 05/01/16 to 09/01/31	5,376	6,022

5.00%, 11/01/18	19,018	20,740

7.50%, 04/01/29 to 10/01/29	40,695	44,303

8.00%, 04/01/32	5,782	6,485

		101,208

Government National Mortgage Association (GNMA)–0.11%

Pass Through Ctfs.,
7.50%, 06/15/23	7,774	9,117

8.50%, 11/15/24	5,616	6,601

7.00%, 07/15/31 to 08/15/31	1,954	2,338

6.50%, 11/15/31 to 03/15/32	4,797	5,713

6.00%, 11/15/32	2,020	2,310

		26,079

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $179,627)		196,874

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount		Value

Municipal Obligations–0.80%

Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Lease RB, 7.05%, 12/01/44		$55,000	$71,089

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17		65,000	60,323

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57		50,000	58,992

Total Municipal Obligations (Cost $169,523)			190,404

	Shares

Preferred Stocks–0.45%

Consumer Finance–0.03%

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.		270	6,780

Diversified Banks–0.01%

Royal Bank of Scotland PLC (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		135	3,063

Multi-Line Insurance–0.05%

Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.		440	12,316

Office REIT’s–0.01%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		95	2,559

Regional Banks–0.11%

Zions Bancorp, Series C, 9.50% Pfd.		1,000	26,170

Reinsurance–0.22%

Reinsurance Group of America, Inc., Jr. Unsec. Sub. 6.20% Pfd.		2,000	52,760

Tires & Rubber–0.02%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		75	3,313

Total Preferred Stocks (Cost $104,028)			106,961

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.25%(h)

Canada–0.06%

Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	8,000	8,625

Great Canadian Gaming Corp., Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22	CAD	5,000	5,270

			13,895

	Principal Amount	Value

Poland–0.19%

CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b) EUR	50,000	$44,496

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $64,683)		58,391

	Shares

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust Series ACC-1 (i)	87,412	9

Cable & Satellite–0.00%

Adelphia Communications Corp. (i)	900	702

Total Common Stocks & Other Equity Interests (Cost $22,181)		711

Money Market Funds–3.70%

Liquid Assets Portfolio – Institutional Class (j)	440,223	440,223

Premier Portfolio – Institutional Class (j)	440,223	440,223

Total Money Market Funds (Cost $880,446)		880,446

TOTAL INVESTMENTS–100.97% (Cost $22,214,031)		23,994,690

OTHER ASSETS LESS LIABILITIES–(0.97)%		(229,396)

NET ASSETS–100.00%		$23,765,294

Investment Abbreviations:

CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $5,234,989, which represented 22.03% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2012 was $39,753, which represented less than 1% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Diversified Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of

Invesco V.I. Diversified Income Fund

F.	Foreign Currency Translations – (continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial

Invesco V.I. Diversified Income Fund

H.	Swap Agreements – (continued)

difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

I.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Diversified Income Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$987,416	$702	$--	$988,118
U.S. Treasury Securities	--	2,995,563	--	2,995,563
U.S. Government Sponsored Securities	--	196,874	--	196,874
Domestic Corporate Debt Securities	--	18,786,551	0	18,786,551
Foreign Corporate Debt Securities	--	58,391	--	58,391
Foreign Sovereign Debt Securities	--	349,737	--	349,737
Asset Backed Securities	--	429,052	--	429,052
Municipal Obligations	--	190,404	--	190,404
	$987,416	$23,007,274	$0	$23,994,690
Foreign Currency Contracts*	--	(1,338)	--	(1,338)
Futures*	1,733	--	--	1,733
Swap Agreements*	--	(22,944)	--	(22,944)
Total Investments	$989,149	$22,982,992	$0	$23,972,141

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2012:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk
Swap Agreements (a)	$ --	$(22,944)
Currency risk
Foreign Currency Contracts (a)	--	(1,338)
Interest rate risk
Futures contracts (a)	14,570	(12,837)

(a)	Includes cumulative appreciation (depreciation) of futures, foreign currency contracts and swap agreements.

Invesco V.I. Diversified Income Fund

Effect of Derivative Instruments for the nine months ended September 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Futures *	Foreign Currency Contracts *	Swap Agreements *
Realized Gain (Loss)
Credit risk	$--	$--	$(4,183)
Currency risk	--	4,469	--
Interest rate risk	$(18,622)	--	--
Change in Unrealized Appreciation (Depreciation)
Credit risk	$--	$--	$(22,944)
Currency risk	--	(3,742)	--
Interest rate risk	27,210	--	--
Total	$8,588	$727	$(27,127)

* The average notional value of futures, foreign currency contracts, and swap agreements outstanding during the period was $6,324,776, $45,222 and $711,111, respectively.

Open Futures Contracts

Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Treasury Ultra Bonds	4	December-2012	$660,875	$ (5,883)

U.S. Treasury 5 Year Notes	26	December-2012	3,240,453	14,570

Subtotal			$3,901,328	$ 8,687

Short Contracts
U.S. Treasury 10 Year Notes	8	December-2012	$(1,067,875)	$ (6,954)

Total			$2,833,453	$ 1,733

Open Foreign Currency Contracts

		Contract to		Notional Value	Unrealized Appreciation (Depreciation)
Settlement
Date	Counterparty	Deliver	Receive
11/19/12	RBC Capital Markets Corp.	EUR 34,000	USD 42,373	$43,711	$ (1,338)

   Currency Abbreviations:

   EUR -- Euro

   USD -- U.S. Dollar

Invesco V.I. Diversified Income Fund

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	1.63%	$250,000	$ 18,357	$ (11,233)
Deutsche Bank	JP Morgan Chase & Co.	Buy	(1.00)	06/20/17	1.13	250,000	6,587	(5,140)
Morgan Stanley	Markit North America, Investment Grade, Index	Buy	(1.00)	06/20/17	0.9	500,000	4,296	(6,571)
Total Credit Default Swap Agreements							$ 29,240	$ (22,944)

(a)

Implied credit spreads represent the current level as of September 30, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $10,597,306 and $11,541,740, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,953,481
Aggregate unrealized (depreciation) of investment securities	(210,840)
Net unrealized appreciation of investment securities	$1,742,641
Cost of investments for tax purposes is $22,252,049.

Invesco V.I. Diversified Income Fund

Invesco V.I. Diversified Dividend Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	VIDDI-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.17%
Aerospace & Defense–4.43%
General Dynamics Corp.	109,068	$7,211,576
Raytheon Co.	141,043	8,062,018

		15,273,594

Apparel Retail–0.62%
TJX Cos., Inc. (The)	48,027	2,151,129

Apparel, Accessories & Luxury Goods–0.44%
Columbia Sportswear Co.	28,142	1,519,668

Asset Management & Custody Banks–2.19%
Federated Investors, Inc. -Class B	256,252	5,301,854
Legg Mason, Inc.	90,599	2,235,983

		7,537,837

Auto Parts & Equipment–1.36%
Johnson Controls, Inc.	170,984	4,684,962

Brewers–2.87%
Heineken N.V. (Netherlands)	165,634	9,892,412

Building Products–2.28%
Masco Corp.	521,839	7,853,677

Casinos & Gaming–0.45%
International Game Technology	118,666	1,553,338

Consumer Finance–1.06%
Capital One Financial Corp.	64,166	3,658,104

Data Processing & Outsourced Services–1.95%
Automatic Data Processing, Inc.	114,870	6,738,274

Distillers & Vintners–0.34%
Treasury Wine Estates (Australia)	227,094	1,181,412

Drug Retail–1.85%
Walgreen Co.	175,052	6,378,895

Electric Utilities–6.54%
American Electric Power Co., Inc.	160,642	7,058,610
Entergy Corp.	60,532	4,194,868
Exelon Corp.	184,735	6,572,871
Pepco Holdings, Inc.	158,138	2,988,808
PPL Corp.	59,504	1,728,591

		22,543,748

Food Distributors–2.01%
Sysco Corp.	221,242	6,918,237

	Shares	Value
Gas Utilities–1.31%
AGL Resources Inc.	110,059	$4,502,514

General Merchandise Stores–2.22%
Target Corp.	120,412	7,642,550

Health Care Equipment–3.00%
Medtronic, Inc.	92,767	4,000,113
Stryker Corp.	113,983	6,344,294

		10,344,407

Hotels, Resorts & Cruise Lines–2.05%
Accor S.A. (France)	64,045	2,142,912
Marriott International Inc. -Class A	125,754	4,916,981

		7,059,893

Household Products–4.99%
Kimberly-Clark Corp.	110,136	9,447,466
Procter & Gamble Co. (The)	111,962	7,765,684

		17,213,150

Housewares & Specialties–1.11%
Newell Rubbermaid Inc.	200,042	3,818,802

Industrial Machinery–2.28%
Pentair, Ltd.	176,338	7,848,804

Integrated Oil & Gas–1.45%
Exxon Mobil Corp.	19,095	1,746,238
Total S.A. (France)	65,308	3,248,474

		4,994,712

Integrated Telecommunication Services–0.98%
AT&T Inc.	90,005	3,393,188

Investment Banking & Brokerage–1.63%
Charles Schwab Corp. (The)	440,236	5,630,618

Life & Health Insurance–2.76%
Lincoln National Corp.	123,729	2,993,004
Prudential Financial, Inc.	48,856	2,663,141
StanCorp Financial Group, Inc.	123,532	3,859,140

		9,515,285

Motorcycle Manufacturers–0.64%
Harley-Davidson, Inc.	52,170	2,210,443

Movies & Entertainment–1.33%
Time Warner Inc.	101,176	4,586,308

Multi-Utilities–3.28%
Dominion Resources, Inc.	66,031	3,495,681
PG&E Corp.	54,832	2,339,682

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value
Multi-Utilities–(continued)
Sempra Energy	84,645	$5,458,756

		11,294,119

Office Services & Supplies–0.84%
Avery Dennison Corp.	90,860	2,891,165

Packaged Foods & Meats–7.33%
Campbell Soup Co.	195,291	6,800,033
General Mills, Inc.	272,236	10,848,605
Mondelez International, Inc. -Class A	142,883	5,908,212
Mead Johnson Nutrition Co.	23,308	1,708,010

		25,264,860

Paper Packaging–0.56%
Sonoco Products Co.	61,748	1,913,571

Paper Products–1.54%
International Paper Co.	146,438	5,318,628

Personal Products–0.92%
L’Oreal S.A. (France)	25,714	3,185,584

Pharmaceuticals–4.64%
Bristol-Myers Squibb Co.	51,280	1,730,700
Eli Lilly & Co.	139,074	6,593,498
Johnson & Johnson	95,584	6,586,694
Novartis AG (Switzerland)	17,761	1,086,926

		15,997,818

Property & Casualty Insurance–1.50%
Travelers Cos., Inc. (The)	75,684	5,166,190

Regional Banks–9.12%
Cullen/Frost Bankers, Inc.	19,995	1,148,313
Fifth Third Bancorp	432,494	6,707,982
M&T Bank Corp.	49,836	4,742,394
SunTrust Banks, Inc.	413,481	11,689,108
Zions Bancorp.	345,750	7,141,466

		31,429,263

Restaurants–0.70%
Brinker International, Inc.	68,855	2,430,581

Semiconductors–1.37%
Linear Technology Corp.	10,056	320,283

	Shares	Value
Semiconductors–(continued)
Texas Instruments Inc.	160,318	$4,416,761

		4,737,044

Soft Drinks–1.03%
Coca-Cola Co. (The)	93,190	3,534,697

Specialized REIT’s–2.19%
Weyerhaeuser Co.	288,800	7,549,232

Systems Software–1.22%
Microsoft Corp.	141,682	4,219,290

Thrifts & Mortgage Finance–1.91%
Capitol Federal Financial Inc.	2,685	32,113
Hudson City Bancorp, Inc.	824,296	6,561,396

		6,593,509

Tobacco–1.88%
Altria Group, Inc.	136,068	4,543,311
Philip Morris International Inc.	21,564	1,939,466

		6,482,777

Total Common Stocks & Other Equity Interests (Cost $289,760,059)		324,654,289

Money Market Funds–5.79%
Liquid Assets Portfolio – Institutional Class (b)	9,984,789	9,984,789

Premier Portfolio – Institutional Class (b)	9,984,789	9,984,789

Total Money Market Funds (Cost $19,969,578)		19,969,578

TOTAL INVESTMENTS–99.96% (Cost $309,729,637)		344,623,867

OTHER ASSETS LESS LIABILITIES–0.04%		141,388

NET ASSETS–100.00%		$344,765,255

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)        Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b) The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Diversified Dividend Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Diversified Dividend Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$324,973,073	$19,650,794	$—	$344,623,867
Foreign Currency Contracts*	—	125,482	—	125,482

Total Investments	$324,973,073	$19,776,276	$—	$344,749,349

*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
10/26/12	State Street Bank	EUR	6,815,306	USD	8,886,000	$8,760,518	$125,482

Currency Abbreviations:

EUR – Euro

USD – U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $21,485,275 and $44,649,314, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,635,017
Aggregate unrealized (depreciation) of investment securities	(10,758,895)

Net unrealized appreciation of investment securities	$33,876,122

Cost of investments for tax purposes is $310,747,745.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us MS-VIEWSP-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.04%

Advertising–0.39%

Interpublic Group of Cos., Inc. (The)	12,884	$143,270

Omnicom Group Inc.	2,783	143,492

		286,762

Aerospace & Defense–2.20%

Boeing Co. (The)	2,105	146,550

General Dynamics Corp.	2,247	148,572

Honeywell International Inc.	2,459	146,925

L-3 Communications Holdings, Inc.	2,052	147,149

Lockheed Martin Corp.	1,619	151,182

Northrop Grumman Corp.	2,256	149,866

Precision Castparts Corp.	929	151,743

Raytheon Co.	2,595	148,330

Rockwell Collins, Inc.	2,826	151,586

Textron Inc.	5,292	138,492

United Technologies Corp.	1,820	142,488

		1,622,883

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	5,520	150,034

Air Freight & Logistics–0.79%

C.H. Robinson Worldwide, Inc.	2,620	153,401

Expeditors International of Washington, Inc.	3,833	139,368

FedEx Corp.	1,664	140,808

United Parcel Service, Inc. -Class B	2,036	145,716

		579,293

Airlines–0.20%

Southwest Airlines Co.	16,549	145,135

Aluminum–0.18%

Alcoa Inc.	15,255	135,007

Apparel Retail–1.17%

Abercrombie & Fitch Co. -Class A	3,813	129,337

Gap, Inc. (The)	4,264	152,566

Limited Brands, Inc.	2,983	146,942

Ross Stores, Inc.	2,205	142,443

TJX Cos., Inc. (The)	3,230	144,672

Urban Outfitters, Inc. (b)	3,779	141,939

		857,899

Apparel, Accessories & Luxury Goods–0.76%

Coach, Inc.	2,418	135,456

Fossil, Inc. (b)	1,603	135,774

Ralph Lauren Corp.	921	139,283

VF Corp.	913	145,496

		556,009

	Shares	Value

Application Software–0.99%

Adobe Systems Inc. (b)	4,500	$146,070

Autodesk, Inc. (b)	4,484	149,631

Citrix Systems, Inc. (b)	1,835	140,506

Intuit Inc.	2,489	146,552

Salesforce.com, Inc. (b)	937	143,071

		725,830

Asset Management & Custody Banks–1.95%

Ameriprise Financial, Inc.	2,534	143,652

Bank of New York Mellon Corp. (The)	6,355	143,750

BlackRock, Inc.	820	146,206

Federated Investors, Inc. -Class B	6,901	142,782

Franklin Resources, Inc.	1,172	146,582

Invesco Ltd. (c)	5,783	144,517

Legg Mason, Inc.	5,570	137,468

Northern Trust Corp.	3,055	141,798

State Street Corp.	3,417	143,377

T. Rowe Price Group Inc.	2,280	144,324

		1,434,456

Auto Parts & Equipment–0.37%

BorgWarner, Inc. (b)	1,921	132,760

Johnson Controls, Inc.	5,140	140,836

		273,596

Automobile Manufacturers–0.19%

Ford Motor Co.	14,255	140,554

Automotive Retail–0.82%

AutoNation, Inc. (b)	3,559	155,422

AutoZone, Inc. (b)	426	157,479

CarMax, Inc. (b)	4,641	131,340

O’Reilly Automotive, Inc. (b)	1,867	156,119

		600,360

Biotechnology–1.04%

Alexion Pharmaceuticals, Inc. (b)	1,358	155,355

Amgen Inc.	1,844	155,486

Biogen Idec Inc. (b)	972	145,051

Celgene Corp. (b)	1,967	150,279

Gilead Sciences, Inc. (b)	2,420	160,519

		766,690

Brewers–0.20%

Molson Coors Brewing Co. -Class B	3,272	147,404

Broadcasting–0.61%

CBS Corp. -Class B	4,040	146,773

Discovery Communications, Inc. -Class A (b)	2,543	151,639

See accompanying notes which are an integral part of this schedule.

        Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting–(continued)

Scripps Networks Interactive -Class A	2,407	$147,381

		445,793

Building Products–0.19%

Masco Corp.	9,500	142,975

Cable & Satellite–0.80%

Cablevision Systems Corp. -Class A	8,840	140,114

Comcast Corp. -Class A	4,252	152,094

DIRECTV (b)	2,773	145,472

Time Warner Cable Inc.	1,624	154,377

		592,057

Casinos & Gaming–0.41%

International Game Technology	11,355	148,637

Wynn Resorts Ltd.	1,327	153,189

		301,826

Coal & Consumable Fuels–0.52%

Alpha Natural Resources, Inc. (b)	17,557	115,349

CONSOL Energy Inc.	4,573	137,419

Peabody Energy Corp.	5,861	130,642

		383,410

Commercial Printing–0.18%

R. R. Donnelley & Sons Co.	12,656	134,154

Communications Equipment–1.38%

Cisco Systems, Inc.	7,701	147,012

F5 Networks, Inc. (b)	1,447	151,501

Harris Corp.	2,971	152,175

JDS Uniphase Corp. (b)	11,169	138,328

Juniper Networks, Inc. (b)	7,765	132,859

Motorola Solutions, Inc.	2,970	150,133

QUALCOMM, Inc.	2,312	144,477

		1,016,485

Computer & Electronics Retail–0.37%

Best Buy Co., Inc.	8,078	138,861

GameStop Corp. -Class A	6,484	136,164

		275,025

Computer Hardware–0.57%

Apple Inc.	217	144,795

Dell Inc.	13,861	136,669

Hewlett-Packard Co.	8,260	140,916

		422,380

Computer Storage & Peripherals–0.98%

EMC Corp. (b)	5,374	146,549

NetApp, Inc. (b)	4,191	137,800

SanDisk Corp. (b)	3,285	142,667

Seagate Technology PLC	4,924	152,644

Western Digital Corp.	3,657	141,636

		721,296

	Shares	Value

Construction & Engineering–0.58%

Fluor Corp.	2,494	$140,362

Jacobs Engineering Group, Inc. (b)	3,465	140,090

Quanta Services, Inc. (b)	5,813	143,581

		424,033

Construction & Farm Machinery & Heavy Trucks–0.95%

Caterpillar Inc.	1,610	138,525

Cummins Inc.	1,462	134,811

Deere & Co.	1,830	150,957

Joy Global Inc.	2,436	136,562

PACCAR Inc.	3,493	139,807

		700,662

Construction Materials–0.20%

Vulcan Materials Co.	3,052	144,360

Consumer Electronics–0.19%

Harman International Industries, Inc.	3,039	140,280

Consumer Finance–0.79%

American Express Co.	2,531	143,913

Capital One Financial Corp.	2,527	144,064

Discover Financial Services	3,818	151,689

SLM Corp.	8,945	140,615

		580,281

Data Processing & Outsourced Services–1.80%

Automatic Data Processing, Inc.	2,567	150,580

Computer Sciences Corp.	4,328	139,405

Fidelity National Information Services, Inc.	4,734	147,795

Fiserv, Inc. (b)	2,090	154,723

MasterCard, Inc. -Class A	330	148,988

Paychex, Inc.	4,350	144,812

Total System Services, Inc.	6,291	149,097

Visa Inc. -Class A	1,117	149,991

Western Union Co. (The)	7,854	143,100

		1,328,491

Department Stores–0.76%

JC Penney Co., Inc.	5,207	126,478

Kohl’s Corp.	2,811	143,979

Macy’s, Inc.	3,825	143,897

Nordstrom, Inc.	2,607	143,854

		558,208

Distillers & Vintners–0.61%

Beam Inc.	2,544	146,382

Brown-Forman Corp. -Class B	2,337	152,489

Constellation Brands, Inc. -Class A (b)	4,662	150,816

		449,687

Distributors–0.20%

Genuine Parts Co.	2,375	144,946

Diversified Banks–0.59%

Comerica Inc.	4,544	141,091

See accompanying notes which are an integral part of this schedule.

        Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks–(continued)

U.S. Bancorp	4,297	$147,387

Wells Fargo & Co.	4,154	143,438

		431,916

Diversified Chemicals–0.97%

Dow Chemical Co. (The)	4,654	134,780

E. I. du Pont de Nemours and Co.	2,873	144,426

Eastman Chemical Co.	2,559	145,889

FMC Corp.	2,562	141,883

PPG Industries, Inc.	1,262	144,928

		711,906

Diversified Metals & Mining–0.38%

Freeport-McMoRan Copper & Gold Inc.	3,520	139,322

Titanium Metals Corp.	10,853	139,244

		278,566

Diversified REIT’s–0.19%

Vornado Realty Trust	1,762	142,810

Diversified Support Services–0.41%

Cintas Corp.	3,597	149,095

Iron Mountain Inc.	4,507	153,734

		302,829

Drug Retail–0.42%

CVS Caremark Corp.	3,195	154,702

Walgreen Co.	4,167	151,845

		306,547

Education Services–0.20%

Apollo Group, Inc. -Class A (b)	5,101	148,184

Electric Utilities–2.67%

American Electric Power Co., Inc.	3,438	151,066

Duke Energy Corp.	2,337	151,438

Edison International	3,323	151,828

Entergy Corp.	2,195	152,114

Exelon Corp.	4,176	148,582

FirstEnergy Corp.	3,468	152,939

NextEra Energy, Inc.	2,213	155,640

Northeast Utilities	3,976	152,002

Pepco Holdings, Inc.	7,904	149,386

Pinnacle West Capital Corp.	2,803	147,998

PPL Corp.	5,163	149,985

Southern Co. (The)	3,332	153,572

Xcel Energy, Inc.	5,333	147,777

		1,964,327

Electrical Components & Equipment–0.81%

Cooper Industries PLC	2,002	150,270

Emerson Electric Co.	3,013	145,438

Rockwell Automation, Inc.	2,119	147,376

Roper Industries, Inc.	1,426	156,703

		599,787

	Shares	Value

Electronic Components–0.39%

Amphenol Corp. -Class A	2,375	$139,840

Corning Inc.	11,441	150,449

		290,289

Electronic Equipment & Instruments–0.19%

FLIR Systems, Inc.	7,120	142,222

Electronic Manufacturing Services–0.55%

Jabil Circuit, Inc.	6,612	123,777

Molex Inc.	5,369	141,097

TE Connectivity Ltd. (Switzerland)	4,044	137,536

		402,410

Environmental & Facilities Services–0.59%

Republic Services, Inc.	5,246	144,317

Stericycle, Inc. (b)	1,610	145,737

Waste Management, Inc.	4,419	141,762

		431,816

Fertilizers & Agricultural Chemicals–0.60%

CF Industries Holdings, Inc.	670	148,901

Monsanto Co.	1,686	153,460

Mosaic Co. (The)	2,468	142,181

		444,542

Food Distributors–0.21%

Sysco Corp.	4,945	154,630

Food Retail–0.60%

Kroger Co. (The)	6,338	149,197

Safeway Inc.	8,903	143,249

Whole Foods Market, Inc.	1,535	149,509

		441,955

Footwear–0.20%

NIKE, Inc. -Class B	1,552	147,300

Gas Utilities–0.41%

AGL Resources Inc.	3,642	148,994

ONEOK, Inc.	3,187	153,964

		302,958

General Merchandise Stores–0.81%

Big Lots, Inc. (b)	4,715	139,470

Dollar Tree, Inc. (b)	3,180	153,515

Family Dollar Stores, Inc.	2,337	154,943

Target Corp.	2,320	147,250

		595,178

Gold–0.20%

Newmont Mining Corp.	2,623	146,914

Health Care Distributors–0.82%

AmerisourceBergen Corp.	4,017	155,498

Cardinal Health, Inc.	3,911	152,412

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Distributors–(continued)

McKesson Corp.	1,716	$147,628

Patterson Cos. Inc.	4,364	149,423

		604,961

Health Care Equipment–2.65%

Baxter International Inc.	2,481	149,505

Becton, Dickinson and Co.	1,895	148,871

Boston Scientific Corp. (b)	25,792	148,046

C.R. Bard, Inc.	1,467	153,522

CareFusion Corp. (b)	5,387	152,937

Covidien PLC	2,542	151,046

Edwards Lifesciences Corp. (b)	1,427	153,217

Intuitive Surgical, Inc. (b)	299	148,193

Medtronic, Inc.	3,486	150,316

St. Jude Medical, Inc.	3,581	150,868

Stryker Corp.	2,679	149,113

Varian Medical Systems, Inc. (b)	2,436	146,939

Zimmer Holdings, Inc.	2,243	151,672

		1,954,245

Health Care Facilities–0.22%

Tenet Healthcare Corp. (b)	26,061	163,402

Health Care Services–0.83%

DaVita, Inc. (b)	1,524	157,902

Express Scripts Holding Co. (b)	2,388	149,656

Laboratory Corp. of America Holdings (b)	1,649	152,483

Quest Diagnostics Inc.	2,433	154,325

		614,366

Health Care Supplies–0.21%

DENTSPLY International Inc.	3,985	151,988

Health Care Technology–0.22%

Cerner Corp. (b)	2,083	161,245

Home Entertainment Software–0.18%

Electronic Arts Inc. (b)	10,352	131,367

Home Furnishings–0.20%

Leggett & Platt, Inc.	6,004	150,400

Home Improvement Retail–0.42%

Home Depot, Inc. (The)	2,523	152,314

Lowe’s Cos., Inc.	5,105	154,375

		306,689

Homebuilding–0.58%

D.R. Horton, Inc.	6,826	140,889

Lennar Corp. -Class A	4,115	143,078

PulteGroup Inc. (b)	9,086	140,833

		424,800

Homefurnishing Retail–0.18%

Bed Bath & Beyond Inc. (b)	2,095	131,985

	Shares	Value

Hotels, Resorts & Cruise Lines–0.78%

Carnival Corp.	3,954	$144,084

Marriott International Inc. -Class A	3,608	141,073

Starwood Hotels & Resorts Worldwide, Inc.	2,472	143,277

Wyndham Worldwide Corp.	2,792	146,524

		574,958

Household Appliances–0.20%

Whirlpool Corp.	1,800	149,238

Household Products–0.83%

Clorox Co. (The)	2,125	153,106

Colgate-Palmolive Co.	1,446	155,040

Kimberly-Clark Corp.	1,814	155,605

Procter & Gamble Co. (The)	2,169	150,442

		614,193

Housewares & Specialties–0.20%

Newell Rubbermaid Inc.	7,615	145,370

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	5,467	145,586

Hypermarkets & Super Centers–0.40%

Costco Wholesale Corp.	1,468	146,984

Wal-Mart Stores, Inc.	2,014	148,633

		295,617

Independent Power Producers & Energy Traders–0.39%

AES Corp. (The) (b)	12,973	142,314

NRG Energy, Inc.	6,792	145,281

		287,595

Industrial Conglomerates–0.93%

3M Co.	1,596	147,503

Danaher Corp.	2,740	151,111

General Electric Co. (d)	6,789	154,178

Tyco International Ltd.	2,716	152,802

Tyco International Ltd. (b)	2,780	76,172

		681,766

Industrial Gases–0.60%

Air Products & Chemicals, Inc.	1,755	145,139

Airgas, Inc.	1,828	150,444

Praxair, Inc.	1,390	144,393

		439,976

Industrial Machinery–2.16%

Dover Corp.	2,434	144,799

Eaton Corp.	3,171	149,861

Flowserve Corp.	1,113	142,175

Illinois Tool Works Inc.	2,455	145,999

Ingersoll-Rand PLC	3,250	145,665

Pall Corp.	2,341	148,630

Parker Hannifin Corp.	1,737	145,178

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Pentair, Ltd.	2,787	$123,325

Snap-on Inc.	2,043	146,830

Stanley Black & Decker Inc.	1,956	149,145

Xylem, Inc.	5,870	147,631

		1,589,238

Industrial REIT’s–0.19%

Prologis, Inc.	4,068	142,502

Insurance Brokers–0.40%

Aon PLC	2,827	147,824

Marsh & McLennan Cos., Inc.	4,318	146,510

		294,334

Integrated Oil & Gas–0.99%

Chevron Corp.	1,279	149,080

Exxon Mobil Corp.	1,625	148,606

Hess Corp.	2,676	143,755

Murphy Oil Corp.	2,668	143,245

Occidental Petroleum Corp.	1,632	140,450

		725,136

Integrated Telecommunication Services–1.02%

AT&T Inc.	4,028	151,855

CenturyLink Inc.	3,542	143,097

Frontier Communications Corp.	32,282	158,182

Verizon Communications Inc.	3,370	153,571

Windstream Corp.	13,925	140,782

		747,487

Internet Retail–0.98%

Amazon.com, Inc. (b)	574	145,980

Expedia, Inc.	2,685	155,300

Netflix Inc. (b)	2,479	134,957

Priceline.com Inc. (b)	235	145,401

TripAdvisor Inc. (b)	4,162	137,055

		718,693

Internet Software & Services–1.03%

Akamai Technologies, Inc. (b)	3,845	147,110

eBay Inc. (b)	3,004	145,424

Google Inc. -Class A (b)	211	159,199

VeriSign, Inc. (b)	3,140	152,886

Yahoo! Inc. (b)	9,518	152,050

		756,669

Investment Banking & Brokerage–0.74%

Charles Schwab Corp. (The)	10,402	133,042

E*TRADE Financial Corp. (b)	15,193	133,850

Goldman Sachs Group, Inc. (The)	1,236	140,509

Morgan Stanley	8,229	137,753

		545,154

	Shares	Value

IT Consulting & Other Services–1.02%

Accenture PLC -Class A	2,277	$159,458

Cognizant Technology Solutions Corp. -Class A (b)	2,113	147,741

International Business Machines Corp.	725	150,401

SAIC, Inc.	11,565	139,243

Teradata Corp. (b)	1,994	150,368

		747,211

Leisure Products–0.40%

Hasbro, Inc.	3,756	143,367

Mattel, Inc.	4,149	147,206

		290,573

Life & Health Insurance–1.34%

Aflac, Inc.	3,022	144,693

Lincoln National Corp.	5,818	140,738

MetLife, Inc.	4,140	142,664

Principal Financial Group, Inc.	5,147	138,660

Prudential Financial, Inc.	2,559	139,491

Torchmark Corp.	2,840	145,834

Unum Group	7,175	137,904

		989,984

Life Sciences Tools & Services–1.00%

Agilent Technologies, Inc.	3,778	145,264

Life Technologies Corp. (b)	3,067	149,915

PerkinElmer, Inc.	4,943	145,670

Thermo Fisher Scientific, Inc.	2,475	145,605

Waters Corp. (b)	1,764	146,994

		733,448

Managed Health Care–1.22%

Aetna Inc.	3,844	152,222

Cigna Corp.	3,140	148,114

Coventry Health Care, Inc.	3,610	150,501

Humana Inc.	2,109	147,946

UnitedHealth Group Inc.	2,767	153,320

WellPoint, Inc.	2,571	149,144

		901,247

Metal & Glass Containers–0.39%

Ball Corp.	3,468	146,731

Owens-Illinois, Inc. (b)	7,516	141,000

		287,731

Motorcycle Manufacturers–0.19%

Harley-Davidson, Inc.	3,239	137,236

Movies & Entertainment–0.82%

News Corp. -Class A	6,084	149,240

Time Warner Inc.	3,357	152,173

Viacom Inc. -Class B	2,879	154,286

Walt Disney Co. (The)	2,867	149,887

		605,586

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Line Insurance–0.96%

American International Group, Inc. (b)	4,286	$140,538

Assurant, Inc.	3,933	146,701

Genworth Financial Inc. -Class A (b)	24,528	128,281

Hartford Financial Services Group, Inc. (The)	7,379	143,448

Loews Corp.	3,516	145,070

		704,038

Multi-Sector Holdings–0.19%

Leucadia National Corp.	6,283	142,938

Multi-Utilities–2.86%

Ameren Corp.	4,594	150,086

CenterPoint Energy, Inc.	7,141	152,103

CMS Energy Corp.	6,473	152,439

Consolidated Edison, Inc.	2,508	150,204

Dominion Resources, Inc.	2,842	150,456

DTE Energy Co.	2,551	152,907

Integrys Energy Group, Inc.	2,806	146,473

NiSource Inc.	5,861	149,338

PG&E Corp.	3,470	148,065

Public Service Enterprise Group Inc.	4,711	151,600

SCANA Corp.	3,100	149,637

Sempra Energy	2,280	147,037

TECO Energy, Inc.	8,597	152,511

Wisconsin Energy Corp.	4,016	151,283

		2,104,139

Office Electronics–0.19%

Xerox Corp.	19,097	140,172

Office REIT’s–0.19%

Boston Properties, Inc.	1,292	142,908

Office Services & Supplies–0.39%

Avery Dennison Corp.	4,714	149,999

Pitney Bowes Inc.	9,830	135,851

		285,850

Oil & Gas Drilling–1.12%

Diamond Offshore Drilling, Inc.	2,173	143,005

Ensco PLC -Class A (United Kingdom)	2,581	140,819

Helmerich & Payne, Inc.	2,927	139,354

Nabors Industries Ltd. (b)	8,994	126,186

Noble Corp. (b)	3,896	139,399

Rowan Cos. PLC -Class A (b)	4,041	136,465

		825,228

Oil & Gas Equipment & Services–1.13%

Baker Hughes Inc.	2,999	135,645

Cameron International Corp. (b)	2,543	142,586

FMC Technologies, Inc. (b)	3,004	139,085

Halliburton Co.	4,009	135,063

National Oilwell Varco Inc.	1,768	141,635

Schlumberger Ltd.	1,933	139,814

		833,828

	Shares	Value

Oil & Gas Exploration & Production–3.29%

Anadarko Petroleum Corp.	1,985	$138,791

Apache Corp.	1,625	140,514

Cabot Oil & Gas Corp.	3,273	146,958

Chesapeake Energy Corp.	7,348	138,657

ConocoPhillips	2,577	147,353

Denbury Resources Inc. (b)	8,505	137,441

Devon Energy Corp.	2,363	142,961

EOG Resources, Inc.	1,275	142,864

EQT Corp.	2,532	149,388

Marathon Oil Corp.	4,827	142,734

Newfield Exploration Co. (b)	4,262	133,486

Noble Energy, Inc.	1,550	143,700

Pioneer Natural Resources Co.	1,326	138,434

QEP Resources Inc.	4,518	143,040

Range Resources Corp.	2,140	149,522

Southwestern Energy Co. (b)	4,211	146,459

WPX Energy Inc. (b)	8,587	142,458

		2,424,760

Oil & Gas Refining & Marketing–1.00%

Marathon Petroleum Corp.	2,698	147,284

Phillips 66	3,212	148,940

Sunoco, Inc.	3,172	148,545

Tesoro Corp.	3,674	153,941

Valero Energy Corp.	4,447	140,881

		739,591

Oil & Gas Storage & Transportation–0.61%

Kinder Morgan Inc.	4,142	147,124

Spectra Energy Corp.	5,211	152,995

Williams Cos., Inc. (The)	4,276	149,532

		449,651

Other Diversified Financial Services–0.58%

Bank of America Corp.	15,718	138,790

Citigroup Inc.	4,314	141,154

JPMorgan Chase & Co.	3,610	146,133

		426,077

Packaged Foods & Meats–2.68%

Campbell Soup Co.	4,354	151,606

ConAgra Foods, Inc.	5,866	161,843

Dean Foods Co. (b)	9,306	152,153

General Mills, Inc.	3,859	153,781

H.J. Heinz Co.	2,670	149,387

Hershey Co. (The)	2,140	151,705

Hormel Foods Corp.	5,179	151,434

JM Smucker Co. (The)	1,742	150,387

Kellogg Co.	2,990	154,463

McCormick & Co., Inc.	2,382	147,779

Mead Johnson Nutrition Co.	1,996	146,267

Mondelez International, Inc. -Class A	3,759	155,435

Tyson Foods, Inc. -Class A	9,119	146,086

		1,972,326

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Paper Packaging–0.40%

Bemis Co., Inc.	4,789	$150,710

Sealed Air Corp.	9,209	142,371

		293,081

Paper Products–0.41%

International Paper Co.	4,225	153,452

MeadWestvaco Corp.	4,893	149,726

		303,178

Personal Products–0.40%

Avon Products, Inc.	9,214	146,963

Estee Lauder Cos. Inc. (The) -Class A	2,451	150,908

		297,871

Pharmaceuticals–2.48%

Abbott Laboratories	2,198	150,695

Allergan, Inc.	1,683	154,129

Bristol-Myers Squibb Co.	4,515	152,381

Eli Lilly & Co.	3,212	152,281

Forest Laboratories, Inc. (b)	4,304	153,265

Hospira, Inc. (b)	4,329	142,078

Johnson & Johnson	2,191	150,982

Merck & Co., Inc.	3,441	155,189

Mylan Inc. (b)	6,177	150,719

Perrigo Co.	1,334	154,971

Pfizer Inc.	6,307	156,729

Watson Pharmaceuticals, Inc. (b)	1,833	156,098

		1,829,517

Property & Casualty Insurance–1.61%

ACE Ltd.	1,951	147,495

Allstate Corp. (The)	3,765	149,132

Berkshire Hathaway Inc. -Class B (b)	1,691	149,146

Chubb Corp. (The)	1,972	150,424

Cincinnati Financial Corp.	3,775	143,035

Progressive Corp. (The)	7,213	149,598

Travelers Cos., Inc. (The)	2,188	149,353

XL Group PLC	6,082	146,150

		1,184,333

Publishing–0.62%

Gannett Co., Inc.	8,538	151,549

McGraw-Hill Cos., Inc. (The)	2,805	153,125

Washington Post Co. (The) -Class B	417	151,384

		456,058

Railroads–0.55%

CSX Corp.	6,487	134,605

Norfolk Southern Corp.	2,009	127,833

Union Pacific Corp.	1,168	138,642

		401,080

Real Estate Services–0.18%

CBRE Group, Inc. -Class A (b)	7,372	135,719

Regional Banks–1.96%

BB&T Corp.	4,415	146,401

Fifth Third Bancorp	9,512	147,531

	Shares	Value

Regional Banks–(continued)

First Horizon National Corp.	14,673	$141,301

Huntington Bancshares Inc.	20,878	144,058

KeyCorp	16,605	145,128

M&T Bank Corp.	1,582	150,543

PNC Financial Services Group, Inc.	2,247	141,786

Regions Financial Corp.	19,700	142,037

SunTrust Banks, Inc.	5,018	141,859

Zions Bancorp.	7,030	145,205

		1,445,849

Research & Consulting Services–0.39%

Dun & Bradstreet Corp. (The)	1,783	141,962

Equifax Inc.	3,170	147,659

		289,621

Residential REIT’s–0.58%

Apartment Investment & Management Co. -Class A	5,473	142,243

AvalonBay Communities, Inc.	1,061	144,286

Equity Residential	2,491	143,307

		429,836

Restaurants–1.01%

Chipotle Mexican Grill, Inc. (b)	446	141,623

Darden Restaurants, Inc.	2,777	154,818

McDonald’s Corp.	1,637	150,195

Starbucks Corp.	2,974	150,930

Yum! Brands, Inc.	2,254	149,530

		747,096

Retail REIT’s–0.39%

Kimco Realty Corp.	7,137	144,667

Simon Property Group, Inc.	922	139,969

		284,636

Security & Alarm Services–0.13%

ADT Corp. (The) (b)	2,628	94,608

Semiconductor Equipment–0.74%

Applied Materials, Inc.	12,438	138,870

KLA-Tencor Corp.	2,850	135,959

Lam Research Corp. (b)	4,369	138,869

Teradyne, Inc. (b)	9,136	129,914

		543,612

Semiconductors–2.45%

Advanced Micro Devices, Inc. (b)	38,490	129,711

Altera Corp.	3,927	133,459

Analog Devices, Inc.	3,601	141,123

Broadcom Corp. -Class A (b)	4,142	143,230

First Solar, Inc. (b)	6,099	135,062

Intel Corp.	6,423	145,674

Linear Technology Corp.	4,457	141,956

LSI Corp. (b)	19,025	131,463

Microchip Technology Inc.	4,369	143,041

Micron Technology, Inc. (b)	22,405	134,094

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors–(continued)

NVIDIA Corp. (b)	10,845	$144,672

Texas Instruments Inc.	5,077	139,871

Xilinx, Inc.	4,260	142,327

		1,805,683

Soft Drinks–1.02%

Coca-Cola Co. (The)	3,937	149,330

Coca-Cola Enterprises, Inc.	4,815	150,565

Dr. Pepper Snapple Group, Inc.	3,405	151,625

Monster Beverage Corp. (b)	2,791	151,161

PepsiCo, Inc.	2,129	150,669

		753,350

Specialized Consumer Services–0.21%

H&R Block, Inc.	8,866	153,648

Specialized Finance–0.98%

CME Group Inc.	2,548	146,001

IntercontinentalExchange Inc. (b)	1,071	142,882

Moody’s Corp.	3,425	151,282

NASDAQ OMX Group, Inc. (The)	6,132	142,845

NYSE Euronext	5,586	137,695

		720,705

Specialized REIT’s–1.58%

American Tower Corp.	2,102	150,062

HCP, Inc.	3,234	143,848

Health Care REIT, Inc.	2,565	148,129

Host Hotels & Resorts Inc.	8,695	139,555

Plum Creek Timber Co., Inc.	3,436	150,634

Public Storage	1,008	140,283

Ventas, Inc.	2,313	143,984

Weyerhaeuser Co.	5,528	144,502

		1,160,997

Specialty Chemicals–1.01%

Ecolab Inc.	2,340	151,655

International Flavors & Fragrances Inc.	2,490	148,354

LyondellBasell Industries N.V. -Class A	2,810	145,165

Sherwin-Williams Co. (The)	1,025	152,633

Sigma-Aldrich Corp.	2,035	146,459

		744,266

Specialty Stores–0.38%

Staples, Inc.	12,294	141,627

Tiffany & Co.	2,287	141,519

		283,146

Steel–0.72%

Allegheny Technologies, Inc.	4,084	130,280

Cliffs Natural Resources Inc.	3,295	128,933

Nucor Corp.	3,683	140,912

United States Steel Corp.	6,716	128,074

		528,199

	Shares	Value

Systems Software–1.16%

BMC Software, Inc. (b)	3,483	$144,509

CA, Inc.	5,495	141,579

Microsoft Corp.	4,809	143,212

Oracle Corp.	4,555	143,437

Red Hat, Inc. (b)	2,501	142,407

Symantec Corp. (b)	7,842	141,156

		856,300

Thrifts & Mortgage Finance–0.40%

Hudson City Bancorp, Inc.	18,905	150,484

People’s United Financial Inc.	12,057	146,372

		296,856

Tires & Rubber–0.18%

Goodyear Tire & Rubber Co. (The) (b)	11,111	135,443

Tobacco–0.82%

Altria Group, Inc.	4,556	152,125

Lorillard, Inc.	1,302	151,618

Philip Morris International Inc.	1,677	150,829

Reynolds American Inc.	3,414	147,963

		602,535

Trading Companies & Distributors–0.40%

Fastenal Co.	3,391	145,779

W.W. Grainger, Inc.	728	151,693

		297,472

Trucking–0.19%

Ryder System, Inc.	3,491	136,358

Wireless Telecommunication Services–0.64%

Crown Castle International Corp. (b)	2,363	151,468

MetroPCS Communications, Inc. (b)	14,121	165,357

Sprint Nextel Corp. (b)	28,539	157,535

		474,360

Total Common Stocks & Other Equity Interests (Cost $35,936,424)		72,934,242

Money Market Funds–1.04%

Liquid Assets Portfolio – Institutional Class (e)	385,181	385,181

Premier Portfolio – Institutional Class (e)	385,181	385,181

Total Money Market Funds (Cost $770,362)		770,362

TOTAL INVESTMENTS–100.08% (Cost $36,706,786)		73,704,604

OTHER ASSETS LESS LIABILITIES–(0.08)%		(60,755)

NET ASSETS–100.00%		$73,643,849

Investment Abbreviations:

REIT	— Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Equally-Weighted S&P 500 Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$73,704,604	$--	$--	$73,704,604
Futures*	(9,675)	--	--	(9,675)
Total Investments	$73,694,929	$--	$--	$73,694,929

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Futures Contracts at Period End
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	11	December-2012	$788,810	$(9,675)

NOTE 4 -- Investments in Other Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended September 30, 2012.

	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 09/30/12	Dividend Income
Invesco Ltd.	$156,802	$9,327	$(59,881)	$40,544	$(2,275)	$144,517	$3,041

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $13,386,845 and $27,258,337, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$35,879,844
Aggregate unrealized (depreciation) of investment securities	(708,236)
Net unrealized appreciation of investment securities	$35,171,608
Cost of investments for tax purposes is $38,532,996.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Global Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VIGCE-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.87%

Australia–3.45%

Australia & New Zealand Banking Group Ltd.	37,110	$949,328

Macquarie Group Ltd.	38,998	1,145,096

Telstra Corp. Ltd.	282,175	1,144,838

		3,239,262

Brazil–0.91%

Banco do Brasil S.A.	10,200	124,783

Banco Santander Brasil S.A. (a)	12,000	88,023

Companhia Paranaense de Energia - Copel -Class B -Preference Shares	6,000	97,967

PDG Realty S.A. Empreendimentos e Participacoes	39,600	75,012

Petroleo Brasileiro S.A. -ADR	10,571	242,499

Telefonica Brasil S.A. -Preference Shares	4,300	93,649

Vale S.A. -ADR	7,365	131,833

		853,766

Canada–1.62%

Nexen Inc.	17,680	447,754

Toronto-Dominion Bank (The) (b)	12,882	1,074,243

		1,521,997

China–1.22%

China Agri-Industries Holdings Ltd.	142,000	80,097

China Communications Construction Co. Ltd. -Class H	155,000	124,758

China Construction Bank Corp. -Class H	250,000	172,750

China Minsheng Banking Corp., Ltd. -Class H	224,000	176,001

China Mobile Ltd.	28,000	309,562

CNOOC Ltd.	100,000	203,156

KWG Property Holding Ltd.	138,500	76,803

		1,143,127

France–5.18%

BNP Paribas S.A. (b)	25,456	1,216,728

Bouygues S.A.	38,314	938,349

Sanofi	14,421	1,232,023

Total S.A.	29,654	1,475,015

		4,862,115

Germany–3.18%

Deutsche Lufthansa AG	74,251	1,008,597

Porsche Automobil Holding SE -Preference Shares	22,729	1,362,511

Salzgitter AG	15,864	613,943

		2,985,051

	Shares	Value

Hong Kong–2.02%

Cheung Kong (Holdings) Ltd.	62,000	$905,960

Standard Chartered PLC	43,974	994,129

		1,900,089

India–0.62%

Tata Motors Ltd. -ADR	7,002	179,811

WisdomTree India Earnings Fund -ETF	21,100	399,634

		579,445

Indonesia–0.12%

PT Telekomunikasi Indonesia Persero Tbk	119,000	116,775

Italy–1.03%

Eni S.p.A. (b)	44,008	965,620

Japan–13.01%

Asahi Group Holdings, Ltd.	96,800	2,387,121

DeNA Co., Ltd.	58,300	1,919,609

JSR Corp.	51,000	836,708

Mitsubishi Corp.	48,700	885,738

Mitsubishi UFJ Financial Group, Inc.	241,800	1,126,900

Nippon Telegraph & Telephone Corp.	28,800	1,366,958

Nippon Yusen Kabushiki Kaisha	296,000	523,558

Nissan Motor Co., Ltd.	168,900	1,439,612

Seven & I Holdings Co., Ltd.	31,500	967,771

Yamada Denki Co., Ltd.	17,230	756,380

		12,210,355

Mexico–0.21%

America Movil S.A.B. de C.V. -Series L	153,700	195,813

Norway–2.59%

Statoil ASA	36,032	932,077

Yara International ASA	29,921	1,502,772

		2,434,849

Poland–0.17%

KGHM Polska Miedz S.A.	3,432	164,017

Russia–0.54%

Gazprom OAO -ADR	12,365	124,021

Magnitogorsk Iron & Steel Works -REGS –GDR (c)(d)	19,078	88,392

Rosneft Oil Co. -REGS –GDR (c)	23,572	159,074

Sistema JSFC -REGS –GDR (c)	6,727	136,962

		508,449

South Africa–0.74%

Sasol Ltd.	3,949	175,966

Standard Bank Group Ltd.	10,783	136,889

Steinhoff International Holdings Ltd.	68,078	213,380

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

South Africa–(continued)

Tiger Brands Ltd.	5,113	$168,085

		694,320

South Korea–1.59%

Dongbu Insurance Co., Ltd.	3,566	155,297

Hyundai Mipo Dockyard Co., Ltd.	1,135	136,938

Hyundai Mobis	971	270,340

KT&G Corp.	2,509	191,215

POSCO	511	166,903

Samsung Electronics Co., Ltd.	236	284,139

Shinhan Financial Group Co., Ltd.	3,984	134,594

SK Telecom Co., Ltd. -ADR	10,215	148,526

		1,487,952

Spain–2.45%

Banco Santander S.A.	105,963	793,868

Iberdrola S.A.	150,431	684,401

Telefonica S.A.	61,928	825,681

		2,303,950

Switzerland–3.18%

Holcim Ltd.	14,774	941,049

Swisscom AG	2,547	1,024,811

Zurich Insurance Group AG (d)	4,080	1,016,095

		2,981,955

Taiwan–0.44%

HTC Corp.	6,386	61,871

Powertech Technology Inc.	73,300	139,990

Unimicron Technology Corp.	97,000	115,178

Wistron Corp.	78,750	94,565

		411,604

Thailand–0.39%

Bangkok Bank PCL -NVDR	38,300	239,913

PTT PCL	11,500	122,398

		362,311

Turkey–0.11%

Asya Katilim Bankasi AS (d)	93,818	103,500

United Arab Emirates–0.18%

Dragon Oil PLC	17,455	170,877

United Kingdom–9.99%

Barclays PLC	290,398	1,010,852

BHP Billiton PLC	47,650	1,488,059

Eurasian Natural Resources Corp.	17,215	86,271

GlaxoSmithKline PLC	40,272	928,987

Imperial Tobacco Group PLC	50,454	1,870,178

National Grid PLC	88,567	977,697

Rio Tinto PLC	24,727	1,155,897

Royal Dutch Shell PLC -Class A	53,723	1,860,597

		9,378,538

United States–41.93%

3M Co.	12,269	1,133,901

ACE Ltd.	31,465	2,378,754

	Shares	Value

United States–(continued)

Apache Corp.	8,861	$766,211

Archer-Daniels-Midland Co.	56,153	1,526,239

Bank of America Corp.	100,380	886,355

Bank of New York Mellon Corp. (The)	36,311	821,355

Best Buy Co., Inc.	38,110	655,111

Chevron Corp.	21,155	2,465,827

Cisco Systems, Inc.	94,493	1,803,871

Coach, Inc.	23,481	1,315,406

ConocoPhillips	23,342	1,334,696

Corning Inc.	121,981	1,604,050

Energen Corp.	20,363	1,067,225

Energizer Holdings, Inc.	12,034	897,857

GameStop Corp. -Class A (b)	44,975	944,475

General Dynamics Corp.	24,922	1,647,843

Gilead Sciences, Inc. (d)	23,580	1,564,061

Hewlett-Packard Co.	45,290	772,647

Johnson & Johnson	25,111	1,730,399

JPMorgan Chase & Co.	32,392	1,311,228

Merck & Co., Inc.	43,634	1,967,893

Microsoft Corp.	34,679	1,032,741

Oracle Corp.	53,562	1,686,667

Phillips 66	13,196	611,898

PNC Financial Services Group, Inc.	15,711	991,364

Stryker Corp.	16,535	920,338

Valero Energy Corp.	45,023	1,426,329

WellPoint, Inc.	27,040	1,568,590

Western Digital Corp.	65,237	2,526,629

		39,359,960

Total Common Stocks & Other Equity Interests (Cost $86,671,867)		90,935,697

Money Market Funds–2.84%

Liquid Assets Portfolio – Institutional Class (e)	1,334,289	1,334,289

Premier Portfolio – Institutional Class (e)	1,334,288	1,334,288

Total Money Market Funds (Cost $2,668,577)		2,668,577

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.71% (Cost $89,340,444)		93,604,274

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.38%

Liquid Asset Portfolio – Institutional Class (Cost $2,238,931) (e)(f)	2,238,931	2,238,931

TOTAL INVESTMENTS–102.09% (Cost $91,579,375)		95,843,205

OTHER ASSETS LESS LIABILITIES–(2.09)%		(1,965,451)

NET ASSETS–100.00%		$93,877,754

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.

(b)	All or a portion of this security was out on loan at September 30, 2012.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $384,428, which represented 0.41% of the Fund’s Net Assets.

(d)	Non-income producing security.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. Global Core Equity Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2012, there were transfers from Level 1 to Level 2 of $1,148,574 and from Level 2 to Level 1 of $10,865,191, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$--	$3,239,262	$--	$3,239,262
Brazil	853,766	--	--	853,766
Canada	1,521,997	--	--	1,521,997
China	76,803	1,066,324	--	1,143,127
France	--	4,862,115	--	4,862,115
Germany	--	2,985,051	--	2,985,051
Hong Kong	994,129	905,960	--	1,900,089
India	579,445	--	--	579,445
Indonesia	--	116,775	--	116,775
Italy	--	965,620	--	965,620

Invesco V.I. Global Core Equity Fund

Japan	7,796,888	4,413,467	--	12,210,355
Mexico	195,813	--	--	195,813
Norway	--	2,434,849	--	2,434,849
Poland	--	164,017	--	164,017
Russia	260,983	247,466	--	508,449
South Africa	350,269	344,051	--	694,320
South Korea	495,038	992,914	--	1,487,952
Spain	825,681	1,478,269	--	2,303,950
Switzerland	1,957,144	1,024,811	--	2,981,955
Taiwan	156,436	255,168	--	411,604
Thailand	122,398	239,913	--	362,311
Turkey	--	103,500	--	103,500
United Arab Emirates	--	170,877	--	170,877
United Kingdom	--	9,378,538	--	9,378,538
United States	44,267,468	--	--	44,267,468
Total Investments	$60,454,258	$35,388,947	$--	$95,843,205

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $13,432,297 and $25,959,231, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,383,634
Aggregate unrealized (depreciation) of investment securities	(8,199,291)
Net unrealized appreciation of investment securities	$4,184,343
Cost of investments for tax purposes is $91,658,862.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us I-VIGHC-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.20%

Biotechnology–19.94%

Actelion Ltd. (Switzerland)(b)	60,554	$3,038,112

Amarin Corp. PLC -ADR (Ireland)(b)	148,720	1,873,872

ARIAD Pharmaceuticals, Inc. (b)	86,031	2,084,101

Biogen Idec Inc. (b)	23,529	3,511,233

BioMarin Pharmaceutical Inc.(b)	92,109	3,709,229

Celgene Corp. (b)	30,582	2,336,465

Cepheid, Inc. (b)	42,255	1,458,220

Gilead Sciences, Inc. (b)	69,341	4,599,389

Incyte Corp. (b)	60,007	1,083,126

Medivation Inc. (b)	42,556	2,398,456

Onyx Pharmaceuticals, Inc. (b)	36,039	3,045,295

United Therapeutics Corp. (b)	28,748	1,606,438

Vertex Pharmaceuticals Inc. (b)	29,029	1,624,173

		32,368,109

Drug Retail–2.46%

CVS Caremark Corp.	47,379	2,294,091

Raia Drogasil S.A. (Brazil)	148,860	1,692,592

		3,986,683

Health Care Distributors–2.11%

McKesson Corp.	39,793	3,423,392

Health Care Equipment–9.30%

Baxter International Inc.	39,552	2,383,404

CareFusion Corp. (b)	56,767	1,611,615

Covidien PLC	72,843	4,328,331

DexCom Inc. (b)	59,305	891,354

Hologic, Inc. (b)	110,054	2,227,493

Olympus Corp. (Japan)(b)	98,500	1,918,995

Wright Medical Group, Inc. (b)	78,064	1,725,995

		15,087,187

Health Care Facilities–2.63%

Health Management Associates Inc. -Class A (b)	210,513	1,766,204

Rhoen-Klinikum AG (Germany)	35,131	691,650

Universal Health Services, Inc. -Class B	39,598	1,810,816

		4,268,670

Health Care Services–5.52%

DaVita, Inc. (b)	38,418	3,980,489

Express Scripts Holding Co. (b)	40,201	2,519,397

Quest Diagnostics Inc.	38,879	2,466,095

		8,965,981

Health Care Technology–0.93%

Cerner Corp. (b)	19,599	1,517,159

	Shares	Value

Life Sciences Tools & Services–5.11%

Agilent Technologies, Inc.	5,993	$230,431

Life Technologies Corp. (b)	82,929	4,053,569

Thermo Fisher Scientific, Inc.	68,119	4,007,441

		8,291,441

Managed Health Care–9.39%

Aetna Inc.	49,605	1,964,358

Amil Participacoes S.A. (Brazil)(c)	133,900	1,601,754

Aveta, Inc. (b)(c)	122,652	1,226,520

Health Net Inc. (b)	109,091	2,455,638

Humana Inc.	24,925	1,748,489

UnitedHealth Group Inc.	69,333	3,841,742

WellPoint, Inc.	41,341	2,398,191

		15,236,692

Pharmaceuticals–36.16%

Abbott Laboratories	90,865	6,229,704

Allergan, Inc.	19,621	1,796,891

Bayer AG (Germany)	54,593	4,697,471

Elan Corp. PLC -ADR (Ireland)(b)	219,169	2,349,492

Endo Health Solutions Inc. (b)	73,656	2,336,368

Hikma Pharmaceuticals PLC (United Kingdom)	135,378	1,589,962

Jazz Pharmaceuticals PLC (Ireland)(b)	29,797	1,698,727

Johnson & Johnson	94,500	6,511,995

MAP Pharmaceuticals Inc. (b)	54,176	843,520

Nippon Shinyaku Co., Ltd. (Japan)	116,000	1,477,878

Novartis AG -ADR (Switzerland)	106,327	6,513,592

Pfizer Inc.	293,603	7,296,035

Pharmstandard -GDR (Russia)(b)(c)	23,450	332,990

Roche Holding AG (Switzerland)	35,416	6,616,962

Sanofi -ADR (France)	97,623	4,203,646

Shire PLC -ADR (Ireland)	22,669	2,010,740

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	52,460	2,172,369

		58,678,342

Research & Consulting Services–0.65%

Qualicorp S.A. (Brazil)(b)(c)	109,000	1,048,491

Total Common Stocks & Other Equity Interests (Cost $122,817,125)		152,872,147

Money Market Funds–5.77%

Liquid Assets Portfolio – Institutional Class (d)	4,678,419	4,678,419

Premier Portfolio – Institutional Class (d)	4,678,420	4,678,420

Total Money Market Funds (Cost $9,356,839)		9,356,839

TOTAL INVESTMENTS–99.97% (Cost $132,173,964)		162,228,986

OTHER ASSETS LESS LIABILITIES–0.03%		55,539

NET ASSETS–100.00%		$162,284,525

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Global Health Care Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $4,209,755, which represented 2.59% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Health Care Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to

Invesco V.I. Global Health Care Fund

F.	Foreign Currency Contracts –(continued)

acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2012, there were transfers from Level 1 to Level 2 of $1,589,962 and from Level 2 to Level 1 of $10,013,835, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$151,343,931	$10,885,055	$--	$162,228,986
Foreign Currency Contracts*	--	(93,116)	--	(93,116)
Total Investments	$151,343,931	$10,791,939	$--	$162,135,870

*Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/12/12	Citibank Capital	CHF	3,150,000	USD	3,301,333	$3,350,425	$(49,092)
10/12/12	Citibank Capital	EUR	1,652,000	USD	2,079,224	2,123,248	(44,024)
Total open foreign currency contracts							$(93,116)

Currency Abbreviations:

CHF-Swiss France

EUR -- Euro

USD -- U.S. Dollar

Invesco V.I. Global Health Care Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $38,873,948 and $48,636,780, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,081,143
Aggregate unrealized (depreciation) of investment securities	(3,029,720)
Net unrealized appreciation of investment securities	$33,051,423
Cost of investments for tax purposes is $132,177,563.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VIGRE-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.75%

Australia–8.40%

Centro Retail Australia	1,101,005	$2,387,162

CFS Retail Property Trust	1,813,982	3,631,922

Dexus Property Group	1,398,325	1,378,091

Goodman Group	430,894	1,770,157

GPT Group	912,658	3,203,556

Stockland	832,385	2,876,094

Westfield Group	639,848	6,720,161

Westfield Retail Trust	255,299	763,268

		22,730,411

Austria–0.28%

Conwert Immobilien Invest S.E.	68,702	768,379

Canada–4.18%

Allied Properties REIT	19,900	647,074

Boardwalk REIT	42,092	2,782,302

Canadian Apartment Properties REIT	77,500	1,960,359

Chartwell Seniors Housing REIT	247,900	2,569,265

Primaris Retail REIT	85,800	2,127,547

RioCan REIT	43,400	1,221,397

		11,307,944

China–1.15%

China Overseas Land & Investment Ltd.	112,000	283,770

Country Garden Holdings Co. (a)	2,091,288	810,648

Shimao Property Holdings Ltd.	1,177,500	2,017,785

		3,112,203

Finland–0.33%

Sponda Oyj	220,689	904,708

France–3.68%

Gecina S.A.	12,745	1,307,091

Klepierre	35,077	1,231,744

Mercialys S.A.	34,417	710,747

Societe Immobiliere de Location pour I’Industrie et le Commerce	6,697	694,207

Unibail-Rodamco S.E.	30,184	6,026,509

		9,970,298

Germany–1.20%

Deutsche Wohnen AG	79,241	1,393,255

GSW Immobilien AG	50,082	1,860,011

		3,253,266

Hong Kong–11.22%

China Resources Land Ltd.	308,000	675,253

Hang Lung Properties Ltd.	1,009,000	3,448,216

Henderson Land Development Co. Ltd.	459,000	3,288,847

	Shares	Value

Hong Kong–(continued)

Hongkong Land Holdings Ltd.	498,000	$2,986,336

Hysan Development Co. Ltd.	295,000	1,339,262

Kerry Properties Ltd.	530,400	2,673,234

Link REIT (The)	212,000	1,004,733

Sino Land Co. Ltd.	1,573,600	2,925,988

Sun Hung Kai Properties Ltd.	408,000	5,977,174

Swire Properties Ltd.	343,400	1,060,081

Wharf Holdings Ltd. (The)	725,000	5,009,789

		30,388,913

Japan–9.89%

Activia Properties, Inc.	116	710,690

Japan Real Estate Investment Corp.	231	2,327,172

Japan Retail Fund Investment Corp.	487	870,758

Kenedix Realty Investment Corp.	264	951,848

Mitsubishi Estate Co. Ltd.	210,000	4,021,277

Mitsui Fudosan Co., Ltd.	358,000	7,171,930

Nippon Building Fund Inc.	206	2,220,533

Sumitomo Realty & Development Co., Ltd.	236,000	6,267,521

Tokyu Land Corp.	283,000	1,516,201

United Urban Investment Corp.	620	719,175

		26,777,105

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0) (a)(b)	3,053,090	0

Netherlands–0.32%

Corio N.V.	20,338	867,439

Norway–0.27%

Norwegian Property ASA	474,305	724,439

Singapore–5.02%

Ascendas REIT	468,000	917,315

CapitaCommercial Trust	1,537,000	1,868,330

Capitaland Ltd.	1,101,000	2,841,037

CapitaMall Trust	218,000	358,329

CapitaMalls Asia Ltd.	1,134,000	1,520,141

City Developments Ltd.	93,000	886,755

Global Logistic Properties Ltd.	1,315,000	2,680,479

Keppel Land Ltd.	453,000	1,305,813

Suntec REIT	1,000,000	1,210,072

		13,588,271

Sweden–1.15%

Castellum AB	132,266	1,791,901

Fabege AB	57,026	542,733

Wihlborgs Fastigheter AB	52,940	790,029

		3,124,663

United Kingdom–5.06%

Big Yellow Group PLC	112,612	570,996

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

United Kingdom–(continued)

British Land Co. PLC	330,107	$2,788,469

Derwent London PLC	29,459	930,477

Great Portland Estates PLC	293,110	2,138,322

Hammerson PLC	236,788	1,727,961

Land Securities Group PLC	261,551	3,220,051

Shaftesbury PLC	164,369	1,401,434

Unite Group PLC	213,098	907,076

		13,684,786

United States–46.60%

Acadia Realty Trust	68,156	1,691,632

Alexandria Real Estate Equities, Inc.	45,878	3,372,950

American Tower Corp.	19,000	1,356,410

AvalonBay Communities, Inc.	70,221	9,549,354

Boston Properties, Inc.	63,220	6,992,764

Brandywine Realty Trust	50,004	609,549

BRE Properties, Inc.	6,886	322,884

Brookfield Office Properties, Inc.	97,331	1,617,564

CBL & Associates Properties, Inc.	66,100	1,410,574

CubeSmart	112,600	1,449,162

DCT Industrial Trust Inc.	392,326	2,538,349

DDR Corp.	273,599	4,202,481

DiamondRock Hospitality Co.	153,346	1,476,722

Digital Realty Trust, Inc.	45,220	3,158,617

Duke Realty Corp.	198,735	2,921,404

Equity Residential	66,435	3,822,005

Essex Property Trust, Inc.	43,024	6,377,878

General Growth Properties, Inc.	170,524	3,321,808

HCP, Inc.	68,072	3,027,843

Health Care REIT, Inc.	88,069	5,085,985

Healthcare Realty Trust, Inc.	62,635	1,443,737

Host Hotels & Resorts Inc.	417,918	6,707,584

Hudson Pacific Properties Inc.	42,300	782,550

Kilroy Realty Corp.	68,417	3,063,713

Kimco Realty Corp.	55,200	1,118,904

Macerich Co. (The)	95,118	5,443,603

Pebblebrook Hotel Trust	69,683	1,629,885

Piedmont Office Realty Trust Inc. -Class A	61,600	1,068,144

Post Properties, Inc.	33,800	1,621,048

Prologis, Inc.	177,120	6,204,514

Public Storage	10,000	1,391,700

Regency Centers Corp.	38,730	1,887,313

Retail Opportunity Investments Corp.	98,927	1,273,190

Simon Property Group, Inc.	77,406	11,751,005

SL Green Realty Corp.	35,888	2,873,552

Sovran Self Storage, Inc.	11,526	666,779

UDR, Inc.	211,755	5,255,759

Ventas, Inc.	101,458	6,315,760

Weyerhaeuser Co.	52,300	1,367,122

		126,171,797

Total Common Stocks & Other Equity Interests (Cost $222,814,096)		267,374,622

	Shares	Value

Money Market Funds–1.55%

Liquid Assets Portfolio – Institutional Class (c)	2,104,317	$2,104,317

Premier Portfolio – Institutional Class (c)	2,104,317	2,104,317

Total Money Market Funds (Cost $4,208,634)		4,208,634

TOTAL INVESTMENTS–100.30% (Cost $227,022,730)		271,583,256

OTHER ASSETS LESS LIABILITIES–(0.30)%		(818,613)

NET ASSETS–100.00%		$270,764,643

Investment Abbreviations:

REIT     — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2012 represented 0.00% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Real Estate Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Global Real Estate Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Invesco V.I. Global Real Estate Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2012, there were transfers from Level 1 to Level 2 of $1,860,011 and from Level 2 to Level 1 of $49,480,838, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$9,167,332	$13,563,079	$--	$22,730,411
Austria	768,379	--	--	768,379
Canada	11,307,944	--	--	11,307,944
China	--	3,112,203	--	3,112,203
Finland	904,708	--	--	904,708
France	--	9,970,298	--	9,970,298
Germany	--	3,253,266	--	3,253,266
Hong Kong	10,430,123	19,958,790	--	30,388,913
Japan	26,777,105	--	--	26,777,105
Malta	--	--	0	0
Netherlands	--	867,439	--	867,439
Norway	724,439	--	--	724,439
Singapore	1,210,072	12,378,199	--	13,588,271
Sweden	1,332,762	1,791,901	--	3,124,663
United Kingdom	3,809,982	9,874,804	--	13,684,786
United States	130,380,431	--	--	130,380,431
Total Investments	$196,813,277	$74,769,979	$0	$271,583,256

Invesco V.I. Global Real Estate Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $135,551,054 and $98,667,131, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,026,881
Aggregate unrealized (depreciation) of investment securities	(1,149,547)
Net unrealized appreciation of investment securities	$34,877,334
Cost of investments for tax purposes is $236,705,922.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VIGOV-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–71.71%

Collateralized Mortgage Obligations–38.48%

Fannie Mae REMICs,
4.00%, 07/25/18 to 07/25/40	$15,409,789	$16,412,950

4.50%, 07/25/19 to 07/25/27	7,492,713	7,717,313

5.00%, 08/25/19 to 09/25/37	20,900,530	21,912,574

4.25%, 12/25/19 to 02/25/37	11,739,717	12,477,125

3.00%, 07/25/22 to 09/25/36	15,747,656	16,274,257

2.50%, 03/25/26	4,735,686	4,945,169

7.00%, 09/18/27	859,644	1,012,547

6.50%, 01/25/30 to 03/25/32	2,775,186	3,194,767

3.50%, 12/25/31	1,905,723	1,939,774

4.75%, 07/25/33	3,569,645	3,653,925

5.75%, 10/25/35	1,017,462	1,152,642

0.52%, 05/25/36(a)	11,297,803	11,350,541

0.72%, 03/25/37 to 05/25/41(a)	16,363,406	16,445,031

0.99%, 06/25/37(a)	9,124,124	9,266,387

0.62%, 06/25/38(a)	11,838,659	11,887,831

6.58%, 06/25/39(a)	9,103,629	10,922,912

0.77%, 02/25/41(a)	9,331,343	9,404,366

0.74%, 11/25/41(a)	3,448,408	3,472,826

Fannie Mae Whole Loans,
5.50%, 07/25/34	366,046	368,092

Federal Home Loan Bank, 5.27%, 12/28/12	7,662,423	7,734,519

5.07%, 10/20/15	1,575,048	1,695,862

5.46%, 11/27/15	22,445,305	24,320,834

5.77%, 03/23/18	3,657,631	4,043,940

Freddie Mac REMICs, 0.85%, 03/15/13	1,308,113	1,308,527

4.38%, 05/15/17	43,630	43,635

4.16%, 07/15/17	168,092	168,644

3.77%, 09/15/17	283,872	286,177

3.84%, 09/15/17	482,000	486,692

4.00%, 12/15/17 to 03/15/38	13,898,045	14,360,406

5.00%, 02/15/18 to 09/15/32	10,466,249	11,034,581

4.50%, 07/15/18 to 10/15/36	8,064,347	8,248,911

3.00%, 10/15/18 to 04/15/26	13,101,788	13,619,110

3.75%, 10/15/18	4,269,964	4,393,731

4.25%, 01/15/19	906,192	928,899

3.50%, 05/15/22 to 12/15/27	1,752,609	1,787,764

0.62%, 04/15/28 to 06/15/37(a)	17,480,496	17,573,014

5.25%, 08/15/32	4,620,285	4,697,416

5.50%, 02/15/33	24,137	24,230

0.72%, 12/15/35 to 03/15/40(a)	11,783,610	11,890,638

0.52%, 03/15/36(a)	10,571,792	10,635,312

5.75%, 05/15/36	751,204	781,271

0.60%, 11/15/36(a)	11,591,357	11,638,366

1.08%, 11/15/39(a)	4,189,706	4,243,722

0.67%, 03/15/40 to 02/15/42(a)	27,224,692	27,413,918

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Ginnie Mae REMICs,
6.00%, 01/16/25	$2,267,324	$2,560,013

5.00%, 09/16/27 to 08/16/35	3,339,231	3,693,331

4.50%, 01/16/31 to 11/20/34	42,456,177	44,226,448

4.75%, 09/20/32	1,505,848	1,590,933

4.00%, 04/16/33 to 02/20/38	19,167,033	19,982,846

5.76%, 08/20/34(a)	3,387,955	3,971,991

5.84%, 01/20/39(a)	9,987,715	11,532,679

1.02%, 09/16/39(a)	4,735,968	4,847,768

4.51%, 07/20/41(a)	2,863,651	3,246,152

		442,823,309

Federal Home Loan Mortgage Corp. (FHLMC)–16.64%

Pass Through Ctfs.,
6.50%, 10/01/12 to 12/01/35	10,081,137	11,526,080

6.00%, 09/01/13 to 07/01/38	5,123,862	5,654,028

7.00%, 07/01/14 to 12/01/37	10,224,186	11,914,168

8.00%, 07/01/15 to 09/01/36	10,191,516	12,438,022

5.00%, 07/01/18 to 01/01/40	5,591,872	6,136,358

10.50%, 08/01/19	2,342	2,602

4.50%, 09/01/20 to 08/01/41	25,572,682	28,212,793

8.50%, 09/01/20 to 08/01/31	845,629	1,015,436

10.00%, 03/01/21	48,567	57,353

9.00%, 06/01/21 to 06/01/22	348,195	400,467

7.50%, 09/01/22 to 08/01/36	3,935,992	4,772,445

5.50%, 12/01/22 to 11/01/39	2,859,125	3,122,876

3.50%, 08/01/26	2,588,711	2,793,208

7.05%, 05/20/27	258,087	297,122

6.03%, 10/20/30	1,776,243	2,064,253

Pass Through Ctfs., ARM,
2.79%, 09/01/35(a)	14,456,178	15,538,316

2.89%, 07/01/36(a)	11,056,980	11,934,773

2.49%, 10/01/36(a)	5,446,574	5,845,290

2.66%, 10/01/36(a)	510,232	542,511

5.49%, 11/01/37(a)	3,812,726	4,133,866

5.36%, 01/01/38(a)	255,781	275,091

Pass Through Ctfs., TBA,
3.50%, 10/01/42(b)	16,000,000	17,160,000

4.00%, 10/01/42(b)	35,500,000	38,168,049

3.50%, 11/01/42	7,000,000	7,487,812

		191,492,919

Federal National Mortgage Association (FNMA)–13.21%

Pass Through Ctfs.,
6.50%, 05/01/13 to 04/01/38	11,969,272	13,375,642

10.00%, 09/01/13	2,622	2,637

7.50%, 12/01/13 to 08/01/37	12,635,017	15,327,669

6.00%, 01/01/14 to 10/01/38	10,390,664	11,584,980

7.00%, 01/15/14 to 06/01/36	14,536,806	16,491,273

8.00%, 02/01/14 to 11/01/37	9,934,414	11,999,032

8.50%, 09/01/15 to 08/01/37	4,206,482	5,104,507

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

5.00%, 11/01/17 to 03/01/40	$3,496,713	$3,894,148

4.50%, 04/01/19 to 08/01/41	23,384,310	25,923,262

5.50%, 03/01/21 to 05/01/35	6,053,373	6,707,110

6.75%, 07/01/24	922,577	1,071,248

6.95%, 10/01/25	26,438	30,203

Pass Through Ctfs., ARM, 2.33%, 05/01/35(a)	1,019,279	1,088,626

2.50%, 10/01/34(a)	5,045,804	5,412,389

2.91%, 03/01/38(a)	199,841	213,845

Pass Through Ctfs., Balloon, 3.84%, 04/01/18	6,565,467	7,357,637

Pass Through Ctfs., TBA, 3.00%, 10/01/42(b)	2,500,000	2,639,844

4.00%, 10/01/42(b)	2,500,000	2,694,141

3.00%, 11/01/42	20,000,000	21,065,626

		151,983,819

Government National Mortgage Association (GNMA)–3.38%

Pass Through Ctfs., 6.50%, 11/20/12 to 01/15/37	10,212,612	11,929,586

6.75%, 08/15/13	1,705	1,745

7.50%, 10/15/14 to 10/15/35	5,389,948	6,318,764

11.00%, 10/15/15	1,302	1,312

9.00%, 10/20/16 to 12/20/16	68,995	69,999

7.00%, 04/15/17 to 01/15/37	3,584,135	4,214,943

8.00%, 05/15/17 to 01/15/37	3,045,809	3,670,116

10.50%, 09/15/17 to 11/15/19	2,862	2,882

8.50%, 12/15/17 to 01/15/37	559,306	621,304

10.00%, 06/15/19	23,460	25,722

6.00%, 09/15/20 to 08/15/33	1,587,101	1,800,945

5.00%, 02/15/25	573,785	639,975

6.95%, 08/20/25 to 08/20/27	577,565	684,997

6.38%, 10/20/27 to 04/20/28	592,607	673,623

6.10%, 12/20/33	7,267,058	8,303,913

		38,959,826

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $801,131,803)		825,259,873

U.S. Government Sponsored Agency Securities–18.98%

Federal Agricultural Mortgage Corp.–3.13%

Sec. Gtd. Notes, 5.13%, 04/19/17(c)	14,000,000	16,664,718

Sr. Unsec. Notes, 2.00%, 07/27/16	4,000,000	4,185,618

Unsec. Medium-Term Notes, 1.25%, 12/06/13	8,000,000	8,093,022

0.85%, 08/11/14	7,000,000	7,064,233

		36,007,591

Federal Deposit Insurance Co. (FDIC)–0.08%

Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.78%, 02/25/48 (Acquired 03/05/10; Cost $896,089)(a)(c)	896,089	898,385

Federal Farm Credit Bank (FFCB)–3.72%

Bonds, 3.00%, 09/22/14	5,000,000	5,268,933

1.63%, 11/19/14	4,800,000	4,934,684

	Principal Amount	Value

Federal Farm Credit Bank (FFCB)–(continued)

1.50%, 11/16/15	$11,000,000	$11,384,540

1.05%, 03/28/16	7,000,000	7,136,284

5.43%, 06/07/24	2,885,000	3,821,379

Global Bonds, 1.38%, 06/25/13	6,000,000	6,053,355

Medium-Term Notes, 5.75%, 12/07/28	3,100,000	4,188,911

		42,788,086

Federal Home Loan Bank (FHLB)–5.81%

Global Bonds, 0.50%, 11/20/15	5,800,000	5,827,038

Unsec. Bonds,
2.50%, 06/13/14	13,000,000	13,492,842

3.13%, 03/11/16	20,000,000	21,806,529

1.50%, 10/12/17	4,800,000	4,959,759

4.50%, 09/13/19	5,000,000	6,078,282

3.38%, 06/12/20	6,220,000	7,111,862

Series 1, Unsec. Global Bonds, 1.00%, 06/21/17	7,500,000	7,619,018

		66,895,330

Federal Home Loan Mortgage Corp. (FHLMC)–1.86%

Global Notes, 1.00%, 03/08/17	6,500,000	6,609,162

Unsec. Global Notes, 1.25%, 08/01/19	4,800,000	4,814,952

1.25%, 10/02/19	10,000,000	9,984,100

		21,408,214

Federal National Mortgage Association (FNMA)–1.74%

Unsec. Global Notes, 2.25%, 03/15/16	5,000,000	5,302,372

2.38%, 04/11/16	1,100,000	1,173,868

0.88%, 08/28/17	7,250,000	7,299,422

0.88%, 10/26/17	6,200,000	6,227,983

		20,003,645

Financing Corp (FICO)–0.34%

Sec. Bonds, 9.80%, 04/06/18	700,000	1,015,170

Series E, Sec. Bonds, 9.65%, 11/02/18	1,985,000	2,937,122

		3,952,292

Tennessee Valley Authority (TVA)–2.30%

Global Bonds, 4.88%, 12/15/16	13,553,000	15,926,492

Sr. Unsec. Global Notes, 5.50%, 07/18/17	7,042,000	8,606,698

Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,996,389

		26,529,579

Total U.S. Government Sponsored Agency Securities (Cost $212,872,916)		218,483,122

U.S. Treasury Securities–11.77%

U.S. Treasury Bonds–2.87%

8.75%, 05/15/20	3,500,000	5,454,531

7.88%, 02/15/21	1,100,000	1,678,703

7.50%, 11/15/24	4,370,000	7,046,625

7.63%, 02/15/25	550,000	898,219

5.38%, 02/15/31	3,800,000	5,497,531

4.25%, 05/15/39(d)	3,685,000	4,776,681

4.38%, 11/15/39	3,000,000	3,966,563

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount		Value

U.S. Treasury Bonds–(continued)

4.63%, 02/15/40	$1,700,000		$2,334,578

4.75%, 02/15/41	1,000,000		1,401,875

			33,055,306

U.S. Treasury Notes–7.93%

2.00%, 01/31/16	1,200,000		1,265,438

0.88%, 12/31/16	10,000,000		10,159,375

1.00%, 03/31/17	7,000,000		7,141,094

0.63%, 05/31/17	8,000,000		8,022,500

2.75%, 05/31/17(d)	10,000,000		11,009,375

2.38%, 07/31/17(d)	10,000,000		10,848,437

1.38%, 12/31/18	3,000,000		3,090,469

1.25%, 01/31/19	2,000,000		2,043,125

2.13%, 08/15/21	2,700,000		2,856,937

2.00%, 11/15/21	13,000,000		13,574,844

2.00%, 02/15/22	7,000,000		7,282,187

1.75%, 05/15/22	13,750,000		13,945,508

			91,239,289

U.S. Treasury Inflation - Indexed Bonds–0.97%

0.13%, 07/15/22	4,982,150	(e)	5,443,778

0.75%, 02/15/42	5,273,216	(e)	5,723,911

			11,167,689

Total U.S. Treasury Securities (Cost $125,633,936)			135,462,284

Foreign Bonds–2.73%

Collateralized Mortgage Obligations–2.31%

La Hipotecaria S.A. de C.V. (Panama), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.25%, 09/08/39 (Acquired 11/05/10; Cost $26,365,284)(a)(c)	25,519,936		26,612,508

Sovereign Debt–0.42%

Israel Government Agency for International Development (AID) Bond, Gtd. Bonds, 5.13%, 11/01/24	3,800,000		4,840,598

Total Foreign Bonds (Cost $30,158,993)			31,453,106

Corporate Bonds and Notes–1.07%

Private Export Funding Corp.–1.07%

Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000		5,288,733

1.38%, 02/15/17	5,000,000		5,151,261

4.30%, 12/15/21	1,540,000		1,859,101

Total Corporate Bonds and Notes (Cost $11,524,863)			12,299,095

	Shares	Value

Money Market Funds–1.34%

Government & Agency Portfolio – Institutional Class (Cost $15,414,558)(f)	15,414,558	$15,414,558

TOTAL INVESTMENTS–107.60% (Cost $1,196,737,069)		1,238,372,038

OTHER ASSETS LESS LIABILITIES–(7.60)%		(87,500,777)

NET ASSETS–100.00%		$1,150,871,261

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage

Ctfs.	—Certificates

Gtd.	—Guaranteed

REMIC	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

TBA	—To Be Announced

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2012.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $44,175,611, which represented 3.84% of the Fund’s Net Assets.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e)	Principal amount of security and interest payments are adjusted for inflation.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Government Securities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

F.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$15,414,558	$--	$--	$15,414,558

U.S. Treasury Securities	--	135,462,284	--	135,462,284

U.S. Government Sponsored Securities	--	1,043,742,995	--	1,043,742,995

Corporate Debt Securities	--	12,299,095	--	12,299,095

Foreign Debt Securities	--	26,612,508	--	26,612,508

Foreign Sovereign Debt Securities	--	4,840,598	--	4,840,598

	15,414,558	1,222,957,480	--	1,238,372,038

Futures*	815,752	--	--	815,752

Total Investments	$16,230,310	$1,222,957,480	$--	$1,239,187,790

* Unrealized appreciation.

Invesco V.I. Government Securities Fund

NOTE 3 -- Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$1,873,195	$(1,057,443)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Instruments for the nine months ended September 30, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures*
Realized Gain
Interest rate risk	$5,960,218
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(525,406)
Total	$5,434,812

* The average notional value of futures outstanding during the period was $581,058,998.

Open Futures Contracts

Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 2 Year Notes	546	December-2012	$120,410,063	$67,103

U.S. Treasury 10 Year Notes	1,332	December-2012	177,801,187	1,006,961

Ultra U.S. Treasury Bonds	696	December-2012	114,992,250	(646,173)

Subtotal			$413,203,500	$427,891

Short Contracts

U.S. Treasury 5 Year Notes	326	December-2012	$(40,630,297)	$(132,279)

U.S. Treasury 30 Year Notes	618	December-2012	(92,313,750)	520,140

Subtotal			$(132,944,047)	$387,861

Total			$280,259,453	$815,752

Invesco V.I. Government Securities Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $1,043,791,425 and $1,101,401,667, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $62,010,945 and $90,763,845. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$43,070,723

Aggregate unrealized (depreciation) of investment securities	(2,047,701)

Net unrealized appreciation of investment securities	$41,023,022

Cost of investments for tax purposes is $1,197,349,016.

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2012

invesco.com/us VIHYI-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–85.48%

Advertising–0.04%

National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$45,000	$47,700

Aerospace & Defense–0.95%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	100,000	104,000

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	345,000	398,475

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	165,000	179,644

7.13%, 03/15/21	95,000	103,075

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	240,000	262,800

		1,047,994

Airlines–3.09%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11; Cost $747,331) (b)(c)	905,000	923,100

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	237,108	243,628

Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	52,019	55,400

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	239,925	250,271

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	51,446	59,678

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	136,847	150,275

Delta Air Lines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	338,762	351,466

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	87,975

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	125,000	129,375

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	$85,000	$92,862

Sr. Sec. Notes, 9.50%, 09/15/14(b)	222,000	234,210

UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	111,331	109,383

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	134,688	155,565

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	175,340	191,230

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	204,459	187,847

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	60,000	64,612

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	60,000	62,400

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	75,000	76,875

		3,426,152

Alternative Carriers–1.17%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	395,000	436,475

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	245,000	279,300

Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	125,000	127,187

Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	230,000	246,675

8.63%, 07/15/20	105,000	113,925

9.38%, 04/01/19	85,000	94,775

		1,298,337

Aluminum–0.87%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	950,630	965,484

Apparel Retail–1.40%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	390,000	429,487

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Apparel Retail–(continued)

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	$365,000	$410,853

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	345,000	363,113

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	145,000	155,875

8.50%, 06/15/19	100,000	121,000

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	45,700

7.00%, 05/01/20	25,000	28,563

		1,554,591

Apparel, Accessories & Luxury Goods–2.33%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	475,000	515,375

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	780,000	807,300

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	180,000	188,100

7.63%, 05/15/20	525,000	568,312

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	505,000	502,791

		2,581,878

Auto Parts & Equipment–0.62%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	360,000	388,800

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	170,000	172,975

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	110,000	120,450

		682,225

Automobile Manufacturers–0.74%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	450,000	479,250

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	205,000	255,225

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	85,000	87,975

		822,450

Automotive Retail–0.05%

Penske Automotive Group Inc., Sr. Gtd. Sub. Notes, 5.75%, 10/01/22(b)	50,000	51,250

	Principal Amount	Value

Biotechnology–0.21%

Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	$70,000	$77,787

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	90,000	26,494

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	125,000	133,750

		238,031

Broadcasting–0.61%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	130,000	142,025

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	360,000	353,700

Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	135,000	134,662

Starz LLC/Starz Finance Corp., Sr. Notes, 5.00%, 09/15/19(b)	40,000	41,000

		671,387

Building Products–3.66%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	310,000	297,600

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	265,000	290,838

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	490,000	526,750

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	535,000	547,372

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	120,000	132,150

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	605,000	657,937

10.00%, 12/01/18	90,000	99,000

Ply Gem Industries Inc., Sr. Notes, 9.38%, 04/15/17(b)	130,000	132,600

Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	70,000	73,500

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	265,000	285,206

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	365,000	396,481

8.38%, 10/15/18(b)	25,000	27,188

Sr. Unsec. Notes, 9.75%, 01/15/18	545,000	592,006

		4,058,628

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Cable & Satellite–3.16%

Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	$60,000	$59,700

DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	460,000	469,200

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	195,000	209,625

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	80,000	89,000

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	655,000	709,037

7.50%, 04/01/21	390,000	424,125

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	155,000	154,613

7.25%, 10/15/20(b)	190,000	205,675

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	400,000	368,000

Unitymedia Hessen GmbH & Co KG/ Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	410,000	452,861

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	230,000	239,200

Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	120,000	125,175

		3,506,211

Casinos & Gaming–4.79%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	345,000	373,463

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	265,000	196,100

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	339,000	276,285

Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	215,000	217,688

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	45,000	45,450

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	278,335	297,818

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	335,000	359,288

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	95,000	76,000

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	300,000	308,250

	Principal Amount	Value

Casinos & Gaming–(continued)

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	$95,000	$98,978

Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	393,000	422,475

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	405,000	424,237

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	195,000	216,938

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	180,000	189,900

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	630,000	627,637

Sr. Sec. Notes, 9.13%, 02/01/15(b)	374,000	380,078

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 7.75%, 08/15/20	475,000	530,812

Sr. Unsec. Notes, 5.38%, 03/15/22(b)	260,000	269,100

		5,310,497

Coal & Consumable Fuels–0.63%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	35,000	37,012

8.25%, 04/01/20	140,000	147,700

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	380,000	384,275

6.50%, 09/15/20	25,000	25,625

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Global Notes, 10.75%, 02/01/18	100,000	98,000

		692,612

Communications Equipment–0.56%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	505,000	472,175

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	170,000	151,300

		623,475

Computer & Electronics Retail–0.38%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	385,000	417,725

Computer Storage & Peripherals–0.47%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	485,000	525,012

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction & Engineering–1.18%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	$585,000	$631,800

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	660,000	669,900

		1,301,700

Construction & Farm Machinery & Heavy Trucks–1.15%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	215,000	251,819

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	235,000	238,525

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	105,000	117,600

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	375,000	358,125

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	290,000	308,125

		1,274,194

Construction Materials–0.82%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	495,000	512,205

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	335,000	353,425

U.S. Concrete Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	40,000	42,475

		908,105

Consumer Finance–1.73%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	245,000	251,737

8.00%, 03/15/20	970,000	1,137,325

8.00%, 11/01/31	76,000	89,110

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	395,000	442,400

		1,920,572

Data Processing & Outsourced Services–1.61%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	770,000	837,375

First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	605,000	601,975

7.38%, 06/15/19(b)	135,000	139,725

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	$65,000	$70,200

7.63%, 11/15/20	123,000	134,377

		1,783,652

Department Stores–0.30%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	350,000	329,875

Distillers & Vintners–0.55%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	305,000	215,025

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	343,675

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	40,000	45,800

		604,500

Diversified Banks–0.11%

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)	150,000	124,500

Diversified Chemicals–0.03%

Olin Corp., Sr. Unsec. Notes, 5.50%, 08/15/22	30,000	31,200

Diversified Metals & Mining–1.10%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	250,000	243,125

7.00%, 11/01/15(b)	235,000	239,113

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	280,000	258,300

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	275,000	173,894

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	295,000	307,292

		1,221,724

Electric Utilities–0.48%

LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	61,046	61,199

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	275,000	276,375

Viridian Group FundCo II (United Kingdom), Sr. Sec. Gtd. Notes, 11.13%, 04/01/17(b)	200,000	198,964

		536,538

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Electrical Components & Equipment–0.40%

Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	$215,000	$221,450

General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	150,000	153,000

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	65,000	70,037

		444,487

Electronic Manufacturing Services–0.55%

Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	65,000	65,000

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	530,000	544,575

		609,575

Environmental & Facilities Services–0.10%

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	113,125

Food Retail–0.11%

New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	121,975

Forest Products–0.20%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	260,000	214,175

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $30,000) (b)(c)	30,000	4,425

		218,600

Gas Utilities–1.43%

AmeriGas Finance LLC/ Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	350,000	378,000

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	523,000	515,155

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	490,000	530,425

7.38%, 08/01/21(b)	154,000	164,780

		1,588,360

Health Care Equipment–0.13%

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	35,000	32,550

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	130,000	112,450

		145,000

	Principal Amount	Value

Health Care Facilities–2.43%

CHS/Community Health Systems Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/15/18	$40,000	$41,700

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	210,000	228,900

7.88%, 02/15/20	288,000	325,080

Sr. Unsec. Notes, 7.19%, 11/15/15	155,000	170,113

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 11/01/24	130,000	133,250

7.25%, 10/01/18	171,000	186,390

7.75%, 09/15/22	76,000	83,410

8.13%, 02/15/20	90,000	100,800

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	325,000	316,875

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.43%, 09/15/15(d)	155,000	155,484

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	310,000	332,475

9.25%, 02/01/15	545,000	617,212

		2,691,689

Health Care Services–0.35%

DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	140,000	146,300

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	230,000	245,525

		391,825

Health Care Supplies–0.13%

Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	135,000	144,788

Health Care Technology–0.38%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	380,000	418,950

Healthcare–0.21%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	130,000	134,550

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	100,000	98,000

		232,550

Homebuilding–2.88%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	260,000	260,975

8.13%, 06/15/16	300,000	315,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Homebuilding–(continued)

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	$490,000	$534,100

Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	325,000	333,125

KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	105,000	112,350

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	435,000	482,850

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	360,000	388,800

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	140,000	150,500

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	145,000	145,725

Taylor Morrison Communities Inc./Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	315,000	337,050

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	120,000	134,400

		3,194,875

Hotels, Resorts & Cruise Lines–0.19%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	115,000	129,663

7.50%, 10/15/27	75,000	79,500

		209,163

Household Products–0.55%

Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	350,000	371,000

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	200,000	211,000

Sr. Sec. Gtd. Notes, 5.75%, 10/15/20(b)	30,000	30,075

		612,075

Housewares & Specialties–0.17%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	180,000	191,700

Independent Power Producers & Energy Traders–1.90%

AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	340,000	385,900

8.00%, 10/15/17	190,000	220,400

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	360,000	385,650

7.50%, 02/15/21(b)	385,000	419,650

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	$370,000	$401,450

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	80,000	82,000

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	192,035	204,998

		2,100,048

Industrial Conglomerates–0.00%

Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	230,000	0

Industrial Machinery–0.46%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	135,000	139,725

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	125,000	133,125

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	26,750

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	45,000	46,575

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	145,000	163,125

		509,300

Insurance Brokers–0.12%

Hub International Ltd., Sr. Gtd. Notes, 8.13%, 10/15/18(b)	130,000	133,250

Internet Software & Services–0.31%

Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	50,000	56,250

8.13%, 03/01/18	255,000	283,688

		339,938

Investment Banking & Brokerage–0.31%

Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	325,000	337,976

Leisure Facilities–0.07%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	74,375

Leisure Products–0.51%

Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	550,000	560,312

Life Sciences Tools & Services–0.18%

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	190,000	194,750

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Marine–0.13%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	$40,000	$38,600

Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	104,606

		143,206

Movies & Entertainment–0.75%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	364,000	400,855

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	387,000	433,440

		834,295

Multi-Line Insurance–2.34%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	380,000	466,450

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	255,000	259,622

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	190,000	219,925

Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	92,265

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	495,000	540,788

Sr. Unsec. Gtd. Notes, 4.95%, 05/01/22(b)	235,000	243,345

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	545,000	766,775

		2,589,170

Office Services & Supplies–0.27%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	35,000	37,275

Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	265,000	256,388

		293,663

Oil & Gas Drilling–0.04%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	40,000	43,000

Oil & Gas Equipment & Services–1.26%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	530,000	551,531

Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	110,000	112,750

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	$560,000	$571,200

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	145,000	156,011

		1,391,492

Oil & Gas Exploration & Production–6.51%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	255,000	268,387

6.75%, 11/01/20	95,000	100,700

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	305,000	330,925

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	95,000	102,600

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	100,000	106,000

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	185,000	186,388

6.63%, 08/15/20	365,000	378,231

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	175,000	185,500

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	80,000	83,800

7.13%, 04/01/21	85,000	96,156

7.38%, 10/01/20	190,000	213,512

8.25%, 10/01/19	130,000	147,063

Sr. Unsec. Gtd. Notes, 5.00%, 09/15/22(b)	185,000	193,325

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	60,000	62,625

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	680,000	634,100

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	195,000	192,563

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	45,000	48,825

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	610,000	647,744

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	268,000	285,420

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	400,000	347,161

8.50%, 06/01/18(b)	260,000	234,272

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	$200,000	$203,000

7.63%, 06/01/18	270,000	289,575

8.63%, 10/15/19	100,000	111,750

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	185,000	189,625

Sr. Unsec. Notes, 5.38%, 10/01/22	240,000	249,300

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	65,000	68,575

5.75%, 06/01/21	340,000	363,375

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	180,000	190,350

6.63%, 02/15/19	140,000	148,050

Sr. Unsec. Notes, 6.50%, 01/01/23(b)	85,000	89,888

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	235,000	254,681

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	190,000	205,200

		7,208,666

Oil & Gas Refining & Marketing–0.61%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	150,000	150,750

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	95,000	98,325

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Notes, 5.88%, 10/01/20(b)	120,000	123,600

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	270,000	297,675

		670,350

Oil & Gas Storage & Transportation–3.66%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	235,000	247,337

6.13%, 07/15/22	105,000	111,563

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Gtd. Notes, 6.63%, 10/01/20(b)	200,000	197,455

Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	225,000	243,563

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	575,000	605,187

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	120,000	118,800

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	$385,000	$440,344

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	360,000	378,900

6.25%, 06/15/22	410,000	438,700

6.50%, 08/15/21	120,000	129,300

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	205,000	138,375

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	310,000	332,475

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	430,000	468,700

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	90,000	95,400

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	111,300

		4,057,399

Packaged Foods & Meats–0.90%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	395,000	406,850

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	390,000	415,350

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	205,000	178,350

		1,000,550

Paper Packaging–0.24%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	250,000	263,125

Paper Products–1.35%

Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	785,000	787,453

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	225,000	245,812

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	221,144

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	215,000	135,988

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	105,000	107,756

		1,498,153

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Personal Products–0.41%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	$400,000	$454,000

Pharmaceuticals–0.36%

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	105,000	115,237

8.75%, 10/15/16	100,000	109,750

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	30,000	32,663

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	135,000	145,462

		403,112

Property & Casualty Insurance–0.19%

XL Group PLC (Ireland), Series E, Jr. Sub. Global Notes, 6.50% (e)	225,000	208,125

Publishing–0.03%

MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	30,000	28,125

Real Estate Services–0.21%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	235,963

Regional Banks–1.60%

AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	75,000	75,000

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	500,000	536,875

Unsec. Sub. Notes, 7.38%, 12/10/37	465,000	474,300

Susquehanna Bancshares Inc., Sr. Unsec. Global Notes, 5.38%, 08/15/22	40,000	41,693

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	215,000	246,175

Unsec. Sub. Global Notes, 5.13%, 06/15/17	405,000	396,900

		1,770,943

Research & Consulting Services–0.16%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	160,000	172,000

Semiconductor Equipment–0.93%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	240,000	246,600

7.38%, 05/01/18	315,000	330,750

Sr. Unsec. Gtd. Notes, 6.38%, 10/01/22(b)	50,000	50,000

	Principal Amount	Value

Semiconductor Equipment–(continued)

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	$380,000	$407,075

		1,034,425

Semiconductors–0.83%

Advanced Micro Devices Inc., Sr. Unsec. Notes, 7.50%, 08/15/22(b)	40,000	38,900

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	125,000	136,875

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	565,000	558,644

10.75%, 08/01/20	175,000	189,000

		923,419

Specialized Finance–4.23%

Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	425,000	436,687

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	640,000	692,800

7.63%, 04/15/20	90,000	100,575

CIT Group Inc., Sr. Unsec. Global Notes, 4.25%, 08/15/17	125,000	130,625

5.00%, 08/15/22	120,000	125,700

5.25%, 03/15/18	550,000	592,625

Sr. Unsec. Notes, 5.00%, 05/15/17	85,000	90,950

5.50%, 02/15/19(b)	245,000	268,275

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.75%, 09/01/16(b)	145,000	162,255

7.13%, 09/01/18(b)	200,000	232,375

Sr. Unsec. Global Notes, 5.75%, 05/15/16	65,000	68,998

5.88%, 04/01/19	90,000	95,822

5.88%, 08/15/22	555,000	575,119

6.25%, 05/15/19	100,000	107,969

8.63%, 09/15/15	215,000	244,294

8.75%, 03/15/17	285,000	333,984

Sr. Unsec. Notes, 8.25%, 12/15/20	360,000	427,725

		4,686,778

Specialized REIT’s–0.79%

Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	205,000	228,062

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	230,000	248,975

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	200,000	219,500

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Specialized REIT’s–(continued)

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	$155,000	$173,794
		870,331

Specialty Chemicals–0.66%

Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)	85,000	87,337
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	260,000	254,150
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	360,000	392,400
		733,887

Specialty Stores–0.34%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	315,000	339,413
Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	40,000	42,800
		382,213

Steel–0.44%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.50%,02/25/22	120,000	118,893
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	215,000	224,675
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	140,000	142,100
		485,668

Systems Software–0.25%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-12/06/10; Cost $415,650) (b)	415,000	271,825

Technology Distributors–0.29%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	305,000	324,825

Tires & Rubber–0.36%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	350,000	402,500

Trading Companies & Distributors–0.40%

H&E Equipment Services Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/22(b)	55,000	58,025

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	125,000	135,938
UR Merger Sub Corp., Sr. Sec. Gtd. Notes, 5.75%, 07/15/18(b)	30,000	31,725
Sr. Unsec. Global Notes, 8.25%, 02/01/21	195,000	215,231
		440,919

	Principal Amount	Value

Trucking–1.64%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	$670,000	$734,487
9.75%, 03/15/20	70,000	80,325
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	260,000	275,600
7.38%, 01/15/21	500,000	540,625
7.50%, 10/15/18	170,000	184,025
		1,815,062

Wireless Telecommunication Services–4.44%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	115,000	114,281
Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(f)	60,000	43,838
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	825,000	810,562
Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	200,000	211,000
Digicel Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	255,000	275,400
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	350,000	371,000
7.88%, 09/01/18	190,000	206,269
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	190,000	191,663
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	405,000	373,612
6.90%, 05/01/19	130,000	135,525
Sprint Nextel Corp., Sr. Unsec. Global Notes, 7.00%, 08/15/20	125,000	130,625
11.50%, 11/15/21	125,000	156,875
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	135,000	151,875
9.00%, 11/15/18(b)	285,000	342,712
Sr. Unsec. Notes, 8.38%, 08/15/17	340,000	380,800
VimpelCom (Russia), Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)	400,000	427,520
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	625,000	593,750
		4,917,307
Total U.S. Dollar Denominated Bonds and Notes (Cost $89,984,532)		94,691,381

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–5.03%(g)

Canada–0.44%

Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD 240,000	$ 258,747
Great Canadian Gaming Corp., Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD 215,000	226,601
		485,348

Czech Republic–0.49%

Central European Media Enterprises Ltd., REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR 235,000	316,344
CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR 165,000	230,595
		546,939

Italy–0.11%

Wind Acquisition Finance S.A., Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR 100,000	118,550

Luxembourg–0.46%

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR 270,000	371,265
Matterhorn Mobile Holdings S.A., REGS, Sr. Sec. Gtd. Medium- Term Euro Notes, 8.25%, 02/15/20(b)	EUR 100,000	139,112
		510,377

Netherlands–0.06%

Boats Investments B.V., Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17	EUR 86,003	64,103

Poland–0.60%

CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)	EUR 115,000	102,342
Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR 245,000	349,483
Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR 60,000	80,576
TVN Finance Corp II AB, Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR 100,000	138,148
		670,549

	Principal Amount	Value

Spain–1.29%

Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR 180,000	$ 219,463
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR 300,000	365,772
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR 100,000	112,446
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR 390,000	438,540
Nara Cable Funding Ltd., Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR 140,000	165,521
Obrascon Huarte Lain S.A., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR 100,000	127,546
		1,429,288

United Kingdom–1.08%

Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR 230,000	314,046
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR 130,000	159,128
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP 110,000	180,293
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR 300,000	407,698
REGS, Sr. Sec. Gtd. Euro Notes, 8.38%, 11/15/17(b)	EUR 100,000	135,899
		1,197,064

United States–0.50%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR 315,000	412,903
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR 100,000	136,863
		549,766
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,747,708)		5,571,984

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Shares	Value

Preferred Stocks–2.35%

Automobile Manufacturers–0.12%

General Motors Co., Series B, $2.38 Conv. Pfd.	3,580	$133,462

Consumer Finance–0.63%

Ally Financial, Inc., Series G, 7.00% Pfd. (b)	516	482,734
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	8,630	216,700
		699,434

Diversified Banks–0.29%

Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	13,950	316,526

Industrial REIT’s–0.07%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	3,020	81,359

Multi-Line Insurance–0.57%

Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.	22,455	628,515

Regional Banks–0.57%

Zions Bancorp, Series C, 9.50% Pfd.	24,300	635,931

Tires & Rubber–0.10%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,490	109,983
Total Preferred Stocks (Cost $2,366,554)		2,605,210

Common Stocks & Other Equity Interests–0.45%

Automobile Manufacturers–0.21%

General Motors Co. (i)(j)	4,888	111,202
General Motors Co., Wts. expiring 07/10/16(i)(j)	4,443	61,225
General Motors Co., Wts. expiring 07/10/19(i)(j)	4,443	36,699
Motors Liquidation Co. GUC Trust (i)	1,227	20,644
		229,770

Broadcasting–0.00%

Adelphia Communications Corp. (k)	—	2,558
Adelphia Recovery Trust, Series ACC-1 (k)	318,570	32
Adelphia Recovery Trust, Series Arahova (k)	109,170	1,092
		3,682

Construction Materials–0.12%

U.S. Concrete, Inc. (i)	20,786	134,693

	Shares	Value

Integrated Telecommunication Services–0.10%

Hawaiian Telcom Holdco Inc., Wts. expiring 10/28/15(i)	1,527	$9,926
Largo Ltd., Class A (Luxembourg)(i)	17,563	10,540
Largo Ltd., Class B (Luxembourg)(i)	158,069	94,864
		115,330

Publishing–0.00%

Reader’s Digest Association Inc. (The) (China), Wts. expiring 02/19/14 (i)	669	0

Semiconductors–0.02%

Magnachip Semiconductor Corp. (South Korea)(i)	1,372	16,190
Total Common Stocks & Other Equity Interests (Cost $2,419,935)		499,665

	Principal Amount

U.S. Treasury Bills–0.16%(l)

0.13%, 11/15/12 (Cost $179,969)(m)	$180,000	179,985

Bundled Securities–0.02%

Investment Banking & Brokerage–0.02%

Targeted Return Index Securities Trust, Series HY 2006-1, Sec. Variable Rate Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $18,900) (Cost $19,405)(b)(d)	20,000	19,627

	Shares

Money Market Funds–5.82%

Liquid Assets Portfolio – Institutional Class (n)	3,221,738	3,221,738
Premier Portfolio – Institutional Class (n)	3,221,739	3,221,739
Total Money Market Funds (Cost $6,443,477)		6,443,477

TOTAL INVESTMENTS–99.31% (Cost $107,161,580)		110,011,329
OTHER ASSETS LESS LIABILITIES–0.69%		764,505
NET ASSETS–100.00%		$110,775,834

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REGS	—Regulation S

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Wts.	— Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $33,075,467, which represented 29.86% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2012 was $1,339,888, which represented 1.21% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Foreign denominated security. Principal amount is denominated in currency indicated.

(h)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Non-income producing security.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(m)	A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1G and Note 3.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. High Yield Fund

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and

Invesco V.I. High Yield Fund

G.	Swap Agreements – (continued)

by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,937,011	$611,341	$0	$9,548,352
U.S. Treasury Securities	--	179,985	--	179,985
Corporate Debt Securities	--	85,786,935	0	85,786,935
Foreign Debt Securities	--	14,496,057	--	14,496,057
	$8,937,011	$101,074,318	$0	$110,011,329
Foreign Currency Contracts*	--	(148,275)	--	(148,275)
Swap Agreements*	--	8,474	--	8,474
Total Investments	$8,937,011	$100,934,517	$0	$109,871,528

*Unrealized appreciation (depreciation).

Invesco V.I. High Yield Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
							Unrealized Appreciation (Depreciation)
Settlement Date		Contract to				Notional Value
	Counterparty	Deliver		Receive
11/09/12	RBC Dain Rauscher	EUR	3,809,000	USD	4,748,601	$ 4,896,876	$ (148,275)

Currency Abbreviations:

EUR -- Euro	USD -- U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
JPMorgan Chase Bank	MGM Resorts International	Sell	5.00%	06/20/2017	6.02%	$365,000	$(23,515)	$8,474
(a)

Implied credit spreads represent the current level as of September 30, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $44,873,102 and $44,393,293, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,273,981
Aggregate unrealized (depreciation) of investment securities	(3,480,209)
Net unrealized appreciation of investment securities	$2,793,772
Cost of investments for tax purposes is $107,217,557.

Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	MS-VIHYI-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2012

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–88.69%
Advertising–0.04%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$10,000	$10,600

Aerospace & Defense–1.20%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	25,000	26,000
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	90,000	103,950
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	35,000	38,106
7.13%, 03/15/21	80,000	86,800
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	55,000	60,225

		315,081

Airlines–3.38%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-10/18/11; Cost $115,450)(b)(c)	130,000	132,600
American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	85,001	87,338
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	137,411	143,337
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	105,568	115,927
Delta Air Lines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	30,000	31,050
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	40,000	41,400
Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	150,000	163,875
UAL Pass Through Trust, Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	66,629	72,667
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	72,413	66,529

	Principal Amount	Value
Airlines–(continued)
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	$10,000	$10,769
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	10,000	10,400
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	10,000	10,250

		886,142

Alternative Carriers–1.27%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	85,000	93,925
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	90,000	102,600
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	20,000	20,350
Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	35,000	37,537
8.63%, 07/15/20	25,000	27,125
9.38%, 04/01/19	45,000	50,175

		331,712

Aluminum–0.50%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	130,000	132,031

Apparel Retail–1.36%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	90,000	99,112
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	95,000	106,934
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	85,000	89,463
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	15,000	16,125
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	45,700

		357,334

Apparel, Accessories & Luxury Goods–2.65%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	110,000	119,350
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	190,000	196,650

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–(continued)
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	$165,000	$178,612
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	200,000	199,125

		693,737

Auto Parts & Equipment–0.73%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	100,000	108,000
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	40,000	40,700
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	40,000	43,800

		192,500

Automobile Manufacturers–0.33%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	52,000	64,740
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17 (Acquired 08/13/12; Cost $20,000)(b)	20,000	20,700

		85,440

Biotechnology–0.32%
Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	30,000	33,338
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	30,000	8,831
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	40,000	42,800

		84,969

Broadcasting–0.56%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	45,000	49,162
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	90,000	88,425
Starz LLC/Starz Finance Corp., Sr. Notes, 5.00%, 09/15/19(b)	10,000	10,250

		147,837

Building Products–3.70%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	80,000	76,800
Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	135,000	148,162

	Principal Amount	Value
Building Products–(continued)
Sr. Unsec. Notes, 6.88%, 08/15/18(b)	$50,000	$53,750
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	105,000	107,428
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	30,000	33,038
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	125,000	135,937
10.00%, 12/01/18	65,000	71,500
Ply Gem Industries Inc., Sr. Notes, 9.38%, 04/15/17(b)	30,000	30,600
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	70,000	73,500
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	55,000	59,194
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	80,000	86,900
8.38%, 10/15/18(b)	10,000	10,875
Sr. Unsec. Notes, 9.75%, 01/15/18	75,000	81,469

		969,153

Cable & Satellite–2.23%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	15,000	14,925
DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	115,000	117,300
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	55,000	59,125
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	25,000	27,812
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	240,000	259,800
7.50%, 04/01/21	10,000	10,875
Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	10,000	10,825
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	50,000	52,000
Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	30,000	31,294

		583,956

Casinos & Gaming–5.42%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	90,000	97,425
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	85,000	62,900
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	80,000	65,200

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	$55,000	$55,688
Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	10,000	10,100
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	91,016	97,387
Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	60,000	64,350
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	10,000	10,725
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	102,750
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	65,000	69,875
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	95,000	95,000
7.75%, 03/15/22	105,000	109,987
Resort at Summerlin L.P.-Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	7,210,050	—
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	80,000	89,000
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	75,000	79,125
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	75,000	74,719
Sr. Sec. Notes, 9.13%, 02/01/15(b)	128,000	130,080
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 7.75%, 08/15/20	130,000	145,275
Sr. Unsec. Notes, 5.38%, 03/15/22(b)	60,000	62,100

		1,421,686

Coal & Consumable Fuels–0.46%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	35,000	36,925
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	60,000	60,675
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Global Notes, 10.75%, 02/01/18	23,000	22,540

		120,140

Communications Equipment–0.48%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	100,000	93,500

	Principal Amount	Value
Communications Equipment–(continued)
Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	$35,000	$31,150

		124,650

Computer & Electronics Retail–0.33%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	80,000	86,800

Computer Storage & Peripherals–0.44%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	80,000	86,600
7.75%, 12/15/18	25,000	27,844

		114,444

Construction & Engineering–1.44%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	115,000	124,200
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	250,000	253,750

		377,950

Construction & Farm Machinery & Heavy Trucks–1.63%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	75,000	87,844
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	95,000	96,425
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	50,000	56,000
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	100,000	95,500
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	85,000	90,312

		426,081

Construction Materials–0.94%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	103,476
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	135,000	142,425

		245,901

Consumer Finance–1.47%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	5,000	5,137
7.50%, 09/15/20	75,000	86,344
8.00%, 03/15/20	140,000	164,150

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value
Consumer Finance–(continued)
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	$115,000	$128,800

		384,431

Data Processing & Outsourced Services–1.49%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	160,000	174,000
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	95,000	94,525
7.38%, 06/15/19(b)	60,000	62,100
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	30,000	32,400
7.63%, 11/15/20	25,000	27,312

		390,337

Department Stores–0.23%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	65,000	61,263

Distillers & Vintners–0.60%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 9.13%, 12/01/16(b)	100,000	70,500
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	65,000	75,725
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	10,000	11,450

		157,675

Diversified Banks–0.16%
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f)	50,000	41,500

Diversified Metals & Mining–1.23%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	90,000	87,525
7.00%, 11/01/15(b)	10,000	10,175
Sr. Unsec. Notes, 6.88%, 04/01/22(b)	80,000	73,800
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	75,000	47,426
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	104,167

		323,093

Electrical Components & Equipment–0.32%
Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	55,000	56,650

	Principal Amount	Value
Electrical Components & Equipment–(continued)
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	$25,000	$26,938

		83,588

Electronic Manufacturing Services–0.45%
Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	15,000	15,000
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	100,000	102,750

		117,750

Environmental & Facilities Services–0.12%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	35,000	31,675

Forest Products–0.27%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	85,000	70,019
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $10,000)(b)(c)	10,000	1,475

		71,494

Gas Utilities–1.20%
AmeriGas Finance LLC/ Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	70,000	75,600
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	90,000	88,650
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	85,000	92,012
7.38%, 08/01/21(b)	55,000	58,850

		315,112

Health Care Equipment–0.10%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	10,000	9,300
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	20,000	17,300

		26,600

Health Care Facilities–1.86%
CHS/Community Health Systems Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/15/18	10,000	10,425
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	50,000	54,500
7.88%, 02/15/20	105,000	118,519

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value
Health Care Facilities–(continued)
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 11/01/24	$20,000	$20,500
7.25%, 10/01/18	54,000	58,860
7.75%, 09/15/22	31,000	34,022
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.43%, 09/15/15(d)	45,000	45,141
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	20,000	21,450
9.25%, 02/01/15	110,000	124,575

		487,992

Health Care Services–0.46%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	50,000	53,375
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	70,000	68,250

		121,625

Health Care Technology–0.53%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	125,000	137,813
Healthcare–0.17% Biomet Inc.,
Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	20,000	20,700
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	25,000	24,500

		45,200

Homebuilding–2.44%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	60,000	60,225
8.13%, 06/15/16	100,000	105,000
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	130,000	141,700
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	85,000	94,350
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	90,000	97,200
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	30,000	32,250
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	35,000	35,175
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	37,000	39,590
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	30,000	33,600

		639,090

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.09%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	$7,000	$7,656
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	15,000	16,913

		24,569

Household Products–0.51%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	80,000	84,800
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Notes, 5.75%, 10/15/20(b)	50,000	50,125

		134,925

Housewares & Specialties–0.20%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	50,000	53,250

Independent Power Producers & Energy Traders–2.09%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	220,000	249,700
Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	85,000	91,056
7.50%, 02/15/21(b)	82,000	89,380
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	90,000	97,650
Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	20,000	20,500

		548,286

Industrial Machinery–0.70%
Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	30,000	31,050
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	65,000	69,225
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	10,000	10,700
Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	10,000	10,350
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	55,000	61,875

		183,200

Internet Software & Services–0.43%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	60,000	67,500
8.13%, 03/01/18	40,000	44,500

		112,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value
Investment Banking & Brokerage–0.42%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	$105,000	$109,192

Leisure Facilities–0.10%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	26,563

Leisure Products–0.43%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	110,000	112,063

Life Sciences Tools & Services–0.25%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	65,000	66,625

Marine–0.19%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	10,000	9,650
Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	40,000	39,850

		49,500

Movies & Entertainment–0.99%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	85,000	93,606
NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	148,000	165,760

		259,366

Multi-Line Insurance–3.40%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	215,000	263,912
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	45,000	45,816
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	85,000	98,387
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	230,000	251,275
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	165,000	232,143

		891,533

Office Services & Supplies–0.21%
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	20,000	21,300

	Principal Amount	Value
Office Services & Supplies–(continued)
Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	$35,000	$33,863

		55,163

Oil & Gas Equipment & Services–1.24%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	9,000	9,675
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	110,000	114,469
Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	25,000	25,625
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	125,000	127,500
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	45,000	48,417

		325,686

Oil & Gas Exploration & Production–7.27%
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	10,000	10,525
6.75%, 11/01/20	35,000	37,100
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	110,000	119,350
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	20,000	21,600
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	65,000	68,900
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	10,000	10,075
6.63%, 08/15/20	93,000	96,371
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	40,000	42,400
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	30,000	33,938
7.38%, 10/01/20	55,000	61,806
8.25%, 10/01/19	50,000	56,562
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	15,000	15,656
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	150,000	139,875
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	45,000	44,438
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	10,000	10,850
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	155,000	164,591

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	$15,000	$16,716
Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	70,000	74,550
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	40,000	42,550
OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	180,209
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	65,000	65,975
7.63%, 06/01/18	120,000	128,700
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	30,000	30,750
Sr. Unsec. Notes, 5.38%, 10/01/22	55,000	57,131
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	15,000	15,825
5.75%, 06/01/21	105,000	112,219
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	15,000	15,863
6.63%, 02/15/19	70,000	74,025
Sr. Unsec. Notes, 6.50%, 01/01/23(b)	20,000	21,150
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	70,000	75,862
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	55,000	59,400

		1,904,962

Oil & Gas Refining & Marketing–0.53%
Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	25,000	25,875
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Notes, 5.88%, 10/01/20(b)	30,000	30,900
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	75,000	82,688

		139,463

Oil & Gas Storage & Transportation–3.92%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	75,000	78,938
6.13%, 07/15/22	10,000	10,625
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Gtd. Notes, 6.63%, 10/01/20(b)	50,000	49,364
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	60,000	64,950
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	155,000	163,137

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	$30,000	$29,700
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	95,000	108,656
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	80,000	84,200
6.25%, 06/15/22	45,000	48,150
6.50%, 08/15/21	70,000	75,425
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	60,000	40,500
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	75,000	80,437
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	105,000	114,450
Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	20,000	21,200
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	55,000	58,300

		1,028,032

Packaged Foods & Meats–0.68%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	65,000	66,950
Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	40,000	42,600
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	80,000	69,600

		179,150

Paper Packaging–0.58%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	145,000	152,612

Paper Products–1.85%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	165,000	165,516
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	75,000	81,938
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	75,000	80,906
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	70,000	44,275
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	110,000	112,887

		485,522

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value
Personal Products–0.43%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	$100,000	$113,500

Pharmaceuticals–0.69%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	109,750
Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	15,000	16,331
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	50,000	53,875

		179,956

Property & Casualty Insurance–0.30%
XL Group PLC (Ireland), Series E, Jr. Sub. Global Notes, 6.50% (f)	85,000	78,625

Publishing–0.11%
Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	30,000	29,925

Real Estate Services–0.34%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	80,000	87,800

Regional Banks–1.56%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	25,000	25,000
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	60,000	64,425
Unsec. Sub. Notes, 7.38%, 12/10/37	150,000	153,000
Susquehanna Bancshares Inc., Sr. Unsec. Global Notes, 5.38%, 08/15/22	10,000	10,423
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	50,000	57,250
Unsec. Sub. Global Notes, 5.13%, 06/15/17	100,000	98,000

		408,098

Research & Consulting Services–0.37%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	90,000	96,750

Semiconductor Equipment–1.07%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	55,000	56,513
7.38%, 05/01/18	100,000	105,000

	Principal Amount	Value
Semiconductor Equipment–(continued)
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	$110,000	$117,837

		279,350

Semiconductors–0.85%
Advanced Micro Devices Inc., Sr. Unsec. Notes, 7.50%, 08/15/22(b)	10,000	9,725
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	109,000	119,355
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	25,000	24,719
10.75%, 08/01/20	65,000	70,200

		223,999

Specialized Finance–3.82%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	105,000	107,887
Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	140,000	151,550
7.63%, 04/15/20	20,000	22,350
CIT Group Inc., Sr. Unsec. Global Notes, 4.25%, 08/15/17	70,000	73,150
5.00%, 08/15/22	30,000	31,425
5.25%, 03/15/18	90,000	96,975
Sr. Unsec. Notes, 5.00%, 05/15/17	20,000	21,400
5.50%, 02/15/19(b)	55,000	60,225
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.75%, 09/01/16(b)	45,000	50,355
7.13%, 09/01/18(b)	65,000	75,522
Sr. Unsec. Global Notes, 5.75%, 05/15/16	20,000	21,230
5.88%, 08/15/22	100,000	103,625
6.25%, 05/15/19	30,000	32,391
8.63%, 09/15/15	75,000	85,219
8.75%, 03/15/17	44,000	51,562
Sr. Unsec. Notes, 8.25%, 12/15/20	15,000	17,822

		1,002,688

Specialized REIT’s–0.95%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	75,000	83,437
Sr. Unsec. Notes, 5.25%, 03/15/22(b)	50,000	54,125
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	45,000	49,388

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

	Principal Amount	Value
Specialized REIT’s–(continued)
Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	$55,000	$61,669

		248,619

Specialty Chemicals–1.05%
Ashland Inc., Sr. Unsec. Notes, 4.75%, 08/15/22(b)	20,000	20,550
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	105,000	102,637
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	140,000	152,600

		275,787

Specialty Stores–0.23%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	55,000	59,263

Steel–0.47%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.50%, 02/25/22	30,000	29,723
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	55,000	57,475
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	35,000	35,525

		122,723

Systems Software–0.24%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 12/06/10-01/06/11; Cost $97,013)(b)	95,000	62,225

Technology Distributors–0.04%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	10,000	10,650

Tires & Rubber–0.33%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	75,000	86,250

Trading Companies & Distributors–2.04%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	130,000	142,512
9.75%, 03/15/20	25,000	28,688
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	45,000	47,700
7.38%, 01/15/21	125,000	135,156
7.50%, 10/15/18	75,000	81,188
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	40,000	43,500
UR Merger Sub Corp., Sr. Sec. Gtd. Notes, 5.75%, 07/15/18(b)	10,000	10,575

	Principal Amount		Value
Trading Companies & Distributors–(continued)
Sr. Unsec. Global Notes, 8.25%, 02/01/21		$40,000	$44,150

			533,469

Wireless Telecommunication Services–5.21%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		30,000	29,813
Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(g)		35,000	25,572
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		180,000	176,850
Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/30/20(b)		200,000	211,000
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20		120,000	127,200
7.88%, 09/01/18		65,000	70,566
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28		35,000	32,288
6.90%, 05/01/19		85,000	88,612
Sprint Nextel Corp., Sr. Unsec. Global Notes, 7.00%, 08/15/20		55,000	57,475
11.50%, 11/15/21		25,000	31,375
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		30,000	33,750
9.00%, 11/15/18(b)		65,000	78,162
VimpelCom (Russia), Unsec. Loan Participation Notes, 7.75%, 02/02/21(b)		200,000	213,760
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		200,000	190,000

			1,366,423

Total U.S. Dollar Denominated Bonds and Notes (Cost $29,347,821)			23,252,144

Non-U.S. Dollar Denominated Bonds & Notes–5.80%(h)
Canada–0.49%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	85,000	91,640
Great Canadian Gaming Corp., Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	35,000	36,888

			128,528

Czech Republic–0.78%
Central European Media Enterprises Ltd.-REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	134,614

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

		Principal Amount	Value
Czech Republic–(continued)
CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	50,000	69,878

			204,492

Luxembourg–0.47%
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	90,000	123,755

Mexico–0.48%
Cemex Finance Europe B.V., Sr. Unsec. Gtd. Euro Notes, 4.75%, 03/05/14	EUR	100,000	125,940

Poland–0.98%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)	EUR	50,000	44,497
Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	100,000	142,646
TVN Finance Corp II AB, Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	50,000	69,074

			256,217

Spain–1.33%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	60,962
REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	50,000	60,962
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	112,446
REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	100,000	112,446

			346,816

United Kingdom–1.27%
Boparan Finance PLC-REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	136,542
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	61,203
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	100,000	135,899

			333,644

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,540,964)			1,519,392

	Shares	Value
Preferred Stocks–2.94%
Automobile Manufacturers–0.30%
General Motors Co., Series B, $2.38 Conv. Pfd. (e)	2,130	$79,407

Consumer Finance–0.61%
Ally Financial, Inc., Series G, 7.00% Pfd. (b)	89	83,262
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	3,025	75,958

		159,220

Diversified Banks–0.29%
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	3,335	75,671

Industrial REIT’s–0.11%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	1,045	28,152

Multi-Line Insurance–0.45%
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.	4,255	119,098

Regional Banks–1.04%
Zions Bancorp, Series C, 9.50% Pfd.	10,395	272,037

Tires & Rubber–0.14%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	855	37,765

Total Preferred Stocks (Cost $781,503)		771,350

Common Stocks & Other Equity Interests–0.22%
Automobile Manufacturers–0.22%
General Motors Co. (e)(i)	1,239	28,187
General Motors Co. -Wts. expiring 07/10/16(e)(i)	1,125	15,502
General Motors Co. -Wts. expiring 07/10/19(e)(i)	1,125	9,293
Motors Liquidation Co. GUC Trust (e)(i)	311	5,233

Total Common Stocks & Other Equity Interests (Cost $101,219)		58,215

Money Market Funds–0.73%
Liquid Assets Portfolio –Institutional Class (j)	95,665	95,665
Premier Portfolio –Institutional Class (j)	95,665	95,665

Total Money Market Funds (Cost $191,330)		191,330

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

Value
TOTAL INVESTMENTS–98.38% (Cost $31,962,837)	25,792,431

OTHER ASSETS LESS LIABILITIES–1.62%	424,075

NET ASSETS–100.00%	$26,216,506

Investment Abbreviations:

CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Wts.	— Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $8,057,567, which represented 30.73% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2012 was $178,350, which represented 0.68% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2012.
(e)	Acquired as part of the General Motors reorganization.
(f)	Perpetual bond with no specified maturity date.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	Non-income producing security.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. High Yield Securities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. High Yield Securities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$932,400	$88,495	$—	$1,020,895
Corporate Debt Securities	—	20,699,261	0	20,699,261
Foreign Debt Securities	—	4,072,275	—	4,072,275

	$932,400	$24,860,031	$0	$25,792,431

Foreign Currency Contracts*	—	(42,722)	—	(42,722)

Total Investments	$932,400	$24,817,309	$0	$25,749,709

*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
11/09/12	RBC Dain Rauscher	EUR	1,057,000	USD	1,316,164	$1,358,886	$(42,722)

Currency Abbreviations:

EUR — Euro
USD — U.S. Dollar

Invesco V.I. High Yield Securities Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $8,706,116 and $10,150,069, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,503,747
Aggregate unrealized (depreciation) of investment securities	(7,999,667)

Net unrealized appreciation (depreciation) of investment securities	$(6,495,920)

Cost of investments for tax purposes is $32,288,351.

Invesco V.I. High Yield Securities Fund

Invesco V.I. International Growth Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VIIGR-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.46%

Australia–5.29%

BHP Billiton Ltd.	387,469	$13,280,770

Brambles Ltd.	3,267,078	23,703,073

CSL Ltd.	300,317	14,286,132

WorleyParsons Ltd.	733,382	21,399,376

		72,669,351

Belgium–2.30%

Anheuser-Busch InBev N.V.	369,776	31,632,496

Brazil–1.66%

Banco Bradesco S.A. -ADR	1,416,552	22,763,991

Canada–8.61%

Agrium Inc.	134,833	13,987,964

Canadian National Railway Co.	132,030	11,681,539

Canadian Natural Resources Ltd.	340,209	10,494,852

Cenovus Energy Inc.	327,180	11,417,357

CGI Group Inc. -Class A (a)	508,229	13,646,507

Fairfax Financial Holdings Ltd.	29,678	11,462,192

Potash Corp. of Saskatchewan Inc.	400,673	17,413,301

Suncor Energy, Inc.	858,148	28,226,715

		118,330,427

China–4.20%

Baidu, Inc. -ADR(a)	144,329	16,860,514

China Mobile Ltd.	1,480,500	16,368,108

CNOOC Ltd.	5,214,000	10,592,552

Industrial & Commercial Bank of China Ltd. -Class H	23,652,000	13,907,638

		57,728,812

Denmark–0.98%

Novo Nordisk A.S. -Class B	85,235	13,465,117

France–4.36%

Cap Gemini S.A.	264,635	11,236,326

Eutelsat Communications S.A.	279,237	8,969,541

L’Oreal S.A.	71,381	8,843,049

Publicis Groupe S.A.	305,046	17,103,974

Schneider Electric S.A.	230,673	13,701,459

		59,854,349

Germany–6.18%

Adidas AG	257,459	21,144,168

Fresenius Medical Care AG & Co. KGaA	204,991	15,046,076

SAP AG	402,901	28,571,379

Volkswagen AG -Preference Shares	110,415	20,169,311

		84,930,934

	Shares	Value

Hong Kong–2.04%

Galaxy Entertainment Group Ltd. (a)	4,009,000	$13,368,562

Hutchison Whampoa Ltd.	1,510,000	14,583,179

		27,951,741

Ireland–1.67%

Shire PLC	260,953	7,724,052

WPP PLC	1,119,631	15,244,627

		22,968,679

Israel–1.99%

Teva Pharmaceutical Industries Ltd. -ADR	660,798	27,363,645

Japan–7.21%

Canon Inc.	413,400	13,220,110

Denso Corp.	434,700	13,656,110

Fanuc Corp.	73,700	11,883,440

Keyence Corp.	59,600	15,229,473

Komatsu Ltd.	297,837	5,867,412

Nidec Corp.	142,395	10,421,372

Toyota Motor Corp.	375,200	14,725,261

Yamada Denki Co., Ltd.	318,230	13,969,979

		98,973,157

Mexico–3.71%

America Movil S.A.B. de C.V. -ADR	698,812	17,777,777

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	134,904	12,408,470

Grupo Televisa S.A.B. -ADR	884,282	20,789,470

		50,975,717

Netherlands–1.36%

Koninklijke Ahold N.V.	186,844	2,342,352

Unilever N.V.	463,092	16,405,365

		18,747,717

Russia–0.56%

Gazprom OAO -ADR	760,500	7,627,815

Singapore–2.40%

Keppel Corp. Ltd.	2,125,661	19,642,630

United Overseas Bank Ltd.	837,000	13,364,448

		33,007,078

South Korea–2.87%

Hyundai Mobis	73,457	20,451,461

NHN Corp.	73,018	19,037,497

		39,488,958

Spain–1.09%

Amadeus IT Holding S.A. -Class A	641,922	14,987,640

Sweden–4.14%

Investment AB Kinnevik -Class B	360,917	7,508,443

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Sweden–(continued)

Investor AB -Class B	636,032	$14,038,953

Swedbank AB -Class A	727,648	13,691,186

Telefonaktiebolaget LM Ericsson -Class B	1,036,186	9,443,541

Volvo AB -Class B	864,575	12,176,802

		56,858,925

Switzerland–7.50%

ABB Ltd. (a)	753,828	14,173,050

Julius Baer Group Ltd. (a)	364,030	12,696,921

Nestle S.A.	323,111	20,384,378

Novartis AG	239,018	14,627,271

Roche Holding AG	107,324	20,051,921

Syngenta AG	56,333	21,055,986

		102,989,527

Taiwan–1.03%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	890,024	14,080,180

Turkey–0.88%

Akbank T.A.S.	3,053,947	12,083,490

United Kingdom–18.43%

BG Group PLC	1,124,667	22,773,503

British American Tobacco PLC	403,191	20,731,539

British Sky Broadcasting Group PLC	1,192,941	14,322,495

Centrica PLC	2,347,627	12,443,268

Compass Group PLC	2,820,635	31,196,050

GlaxoSmithKline PLC	213,549	4,926,105

Imperial Tobacco Group PLC	725,580	26,895,068

Informa PLC	1,688,165	11,006,989

Kingfisher PLC	3,498,804	14,950,672

Next PLC	353,367	19,731,428

Pearson PLC	532,595	10,421,974

Reed Elsevier PLC	3,325,189	31,835,307

Royal Dutch Shell PLC -Class B	471,279	16,762,593

Smith & Nephew PLC	1,371,839	15,141,204

		253,138,195

Total Common Stocks & Other Equity Interests (Cost $941,480,143)		1,242,617,941

Money Market Funds–9.57%

Liquid Assets Portfolio – Institutional Class (b)	65,741,834	65,741,834

Premier Portfolio – Institutional Class (b)	65,741,834	65,741,834

Total Money Market Funds (Cost $131,483,668)		131,483,668

TOTAL INVESTMENTS–100.03% (Cost $1,072,963,811)		1,374,101,609

OTHER ASSETS LESS LIABILITIES–(0.03)%		(375,603)

NET ASSETS–100.00%		$1,373,726,006

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. International Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. International Growth Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Level 2 –

Prices are determined using quoted prices in an active market for identical assets.

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

For the nine months ended September 30, 2012, there were transfers from Level 1 to Level 2 of $8,969,541 and transfers from Level 2 to Level 1 of $186,965,428, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$13,280,770	$59,388,581	$--	$72,669,351
Belgium	--	31,632,496	--	31,632,496
Brazil	22,763,991	--	--	22,763,991
Canada	118,330,427	--	--	118,330,427
China	16,860,514	40,868,298	--	57,728,812
Denmark	13,465,117	--	--	13,465,117
France	--	59,854,349	--	59,854,349
Germany	--	84,930,934	--	84,930,934
Hong Kong	--	27,951,741	--	27,951,741
Ireland	--	22,968,679	--	22,968,679
Israel	27,363,645	--	--	27,363,645
Japan	69,018,423	29,954,734	--	98,973,157
Mexico	50,975,717	--	--	50,975,717
Netherlands	--	18,747,717	--	18,747,717
Russia	7,627,815	--	--	7,627,815
Singapore	--	33,007,078	--	33,007,078
South Korea	--	39,488,958	--	39,488,958
Spain	--	14,987,640	--	14,987,640
Sweden	9,443,541	47,415,384	--	56,858,925
Switzerland	68,432,099	34,557,428	--	102,989,527
Taiwan	14,080,180	--	--	14,080,180
Turkey	--	12,083,490	--	12,083,490
United Kingdom	29,463,699	223,674,496	--	253,138,195
United States	131,483,668	--	--	131,483,668
Total Investments	529,589,606	781,512,003	--	1,374,101,609

Invesco V.I. International Growth Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $300,774,098 and $234,880,350, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$302,047,045
Aggregate unrealized (depreciation) of investment securities	(23,049,270)
Net unrealized appreciation of investment securities	$278,997,775
Cost of investments for tax purposes is $1,095,103,834.

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VIMCCE-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks–78.81%

Aerospace & Defense–1.39%

Exelis Inc.	223,686	$2,312,913

Moog Inc. -Class A (b)	78,143	2,959,276

		5,272,189

Apparel Retail–0.85%

Citi Trends Inc. (b)	81,477	1,022,944

Guess?, Inc.	86,262	2,192,780

		3,215,724

Application Software–2.07%

Adobe Systems Inc. (b)	241,972	7,854,411

Asset Management & Custody Banks–1.50%

Northern Trust Corp.	122,726	5,696,327

Auto Parts & Equipment–0.61%

Tenneco Inc. (b)	73,557	2,059,596

TRW Automotive Holdings Corp. (b)	5,384	235,335

		2,294,931

Brewers–2.35%

Boston Beer Company, Inc. (The) -Class A (b)	30,322	3,395,154

Molson Coors Brewing Co. -Class B	122,754	5,530,068

		8,925,222

Communications Equipment–2.30%

Acme Packet, Inc. (b)	107,014	1,829,939

F5 Networks, Inc. (b)	26,932	2,819,780

Polycom, Inc. (b)	196,765	1,942,071

Tellabs, Inc.	605,607	2,143,849

		8,735,639

Computer & Electronics Retail–1.27%
GameStop Corp. -Class A	228,481	4,798,101

Computer Storage & Peripherals–1.06%

NetApp, Inc. (b)	122,501	4,027,833

Construction & Engineering–0.82%

Chicago Bridge & Iron Co. N.V. -New York Shares	81,227	3,093,936

Construction & Farm Machinery & Heavy Trucks–1.74%

Joy Global Inc.	48,905	2,741,614

Terex Corp. (b)	171,530	3,873,148

		6,614,762

Construction Materials–0.92%

CRH PLC (Ireland)	180,903	3,487,177

Data Processing & Outsourced Services–1.27%

Western Union Co. (The)	265,008	4,828,446

	Shares	Value

Department Stores–0.80%

Macy’s, Inc.	80,121	$3,014,152

Diversified Chemicals–1.15%

Huntsman Corp.	292,877	4,372,654

Diversified Metals & Mining–0.32%

Compass Minerals International, Inc.	16,021	1,195,006

Electronic Components–1.54%

Amphenol Corp. -Class A	91,232	5,371,740

Dolby Laboratories Inc. -Class A (b)	13,921	455,913

		5,827,653

Electronic Equipment & Instruments–0.15%

Checkpoint Systems, Inc. (b)	67,704	560,589

Electronic Manufacturing Services–0.89%

Molex Inc.	128,999	3,390,094

Environmental & Facilities Services–1.20%

Republic Services, Inc.	165,020	4,539,700

Food Retail–0.54%

Safeway Inc.	127,620	2,053,406

Footwear–1.04%

Wolverine World Wide, Inc.	88,668	3,934,199

General Merchandise Stores–2.07%

Big Lots, Inc. (b)	145,714	4,310,220

Family Dollar Stores, Inc.	53,180	3,525,834

		7,836,054

Health Care Equipment–0.78%

Boston Scientific Corp. (b)	512,227	2,940,183

Health Care Services–1.33%

DaVita, Inc. (b)	16,737	1,734,121

Quest Diagnostics Inc.	52,126	3,306,352

		5,040,473

Homebuilding–0.72%

D.R. Horton, Inc.	132,409	2,732,922

Industrial Machinery–4.06%

Dover Corp.	47,599	2,831,665

Flowserve Corp.	22,008	2,811,302

ITT Corp.	188,146	3,791,142

SPX Corp.	31,606	2,067,348

Stanley Black & Decker Inc.	37,130	2,831,163

Xylem, Inc.	42,683	1,073,477

		15,406,097

Insurance Brokers–1.30%

Marsh & McLennan Cos., Inc.	145,297	4,929,927

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Investment Banking & Brokerage–0.85%

Charles Schwab Corp. (The)	250,884	$3,208,806

Life & Health Insurance–1.38%

Torchmark Corp.	102,154	5,245,608

Life Sciences Tools & Services–2.17%

Agilent Technologies, Inc.	130,886	5,032,567

Life Technologies Corp. (b)	64,990	3,176,711

		8,209,278

Managed Health Care–2.15%

Aetna Inc.	85,794	3,397,442

Health Net Inc. (b)	81,647	1,837,874

Humana Inc.	41,341	2,900,071

		8,135,387

Marine–0.80%

Kirby Corp. (b)	55,181	3,050,406

Multi-Sector Holdings–0.42%

PICO Holdings, Inc. (b)	69,441	1,584,644

Office Services & Supplies–2.19%

Avery Dennison Corp.	124,324	3,955,990

Pitney Bowes Inc.	313,891	4,337,973

		8,293,963

Oil & Gas Drilling–1.06%

Transocean Ltd.	89,661	4,024,882

Oil & Gas Equipment & Services–4.66%

Cameron International Corp. (b)	62,789	3,520,579

CARBO Ceramics Inc.	9,400	591,448

Dresser-Rand Group, Inc. (b)	53,974	2,974,507

Lufkin Industries, Inc.	49,589	2,668,880

ShawCor Ltd. -Class A (Canada)	33,348	1,447,613

Weatherford International Ltd. (b)	509,144	6,455,946

		17,658,973

Oil & Gas Exploration & Production–1.95%

Concho Resources Inc. (b)	19,719	1,868,376

Southwestern Energy Co. (b)	57,458	1,998,389

Talisman Energy Inc. (Canada)	265,039	3,542,120

		7,408,885

Packaged Foods & Meats–4.22%

JM Smucker Co. (The)	51,757	4,468,182

Kellogg Co.	128,492	6,637,897

McCormick & Co., Inc.	78,927	4,896,631

		16,002,710

Paper Packaging–0.82%

Packaging Corp. of America	86,087	3,124,958

Personal Products–0.58%

Avon Products, Inc.	138,269	2,205,390

	Shares	Value

Pharmaceuticals–0.79%

Endo Health Solutions Inc. (b)	94,334	$2,992,274

Property & Casualty Insurance–1.90%

Progressive Corp. (The)	247,514	5,133,440

Arch Capital Group Ltd (b)	50,120	2,089,002

		7,222,442

Restaurants–1.29%

Darden Restaurants, Inc.	87,582	4,882,696

Semiconductor Equipment–0.75%

Teradyne, Inc. (b)	199,003	2,829,823

Semiconductors–3.71%

Linear Technology Corp.	247,183	7,872,779

Microchip Technology Inc.	75,218	2,462,637

Xilinx, Inc.	111,817	3,735,806

		14,071,222

Soft Drinks–1.97%

Dr. Pepper Snapple Group, Inc.	168,146	7,487,541

Specialized Finance–0.99%

Moody’s Corp.	85,062	3,757,188

Specialty Chemicals–2.88%

International Flavors & Fragrances Inc.	89,648	5,341,228

Sigma-Aldrich Corp.	77,547	5,581,057

		10,922,285

Steel–0.63%

Allegheny Technologies, Inc.	75,368	2,404,239

Systems Software–2.98%

CA, Inc.	120,644	3,108,393

Symantec Corp. (b)	454,314	8,177,652

		11,286,045

Thrifts & Mortgage Finance–1.23%

People’s United Financial Inc.	383,692	4,658,021

Trucking–0.40%

Con-way Inc.	54,718	1,497,632

Total Common Stocks (Cost $265,474,780)		298,783,105

Money Market Funds–23.26%

Liquid Assets Portfolio – Institutional Class (c)	44,097,360	44,097,360

Premier Portfolio – Institutional Class (c)	44,097,361	44,097,361

Total Money Market Funds (Cost $88,194,721)		88,194,721

TOTAL INVESTMENTS–102.07% (Cost $353,669,501)		386,977,826

OTHER ASSETS LESS LIABILITIES–(2.07)%		(7,847,460)

NET ASSETS–100.00%		$379,130,366

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Core Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$386,977,826	$--	$--	$386,977,826

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $147,965,274 and $191,048,673, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,983,497
Aggregate unrealized (depreciation) of investment securities	(11,314,851)
Net unrealized appreciation of investment securities	$30,668,646
Cost of investments for tax purposes is $356,309,180.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VIMKT-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–43.08%(a)

Asset-Backed Securities - Commercial Loans/Leases–1.95%

Atlantis One Funding Corp. (b)(c)	0.46%	03/06/13	$3,000	$2,994,020

Asset-Backed Securities - Consumer Receivables–6.19%

Barton Capital LLC (b)	0.47%	11/02/12	2,000	1,999,165
Old Line Funding, LLC (b)	0.33%	01/14/13	4,000	3,996,150
Thunder Bay Funding, LLC (b)	0.35%	01/08/13	3,500	3,496,631
				9,491,946

Asset-Backed Securities - Fully Supported–1.09%

Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.40%	10/15/12	1,000	999,845
Kells Funding LLC (CEP-Federal Republic of Germany) (b)(c)	0.50%	11/05/12	666	665,676
				1,665,521

Asset-Backed Securities - Fully Supported Bank–0.65%

Matchpoint Master Trust (CEP-BNP Paribas) (b)(c)	0.41%	11/19/12	1,000	999,442

Asset-Backed Securities - Multi-Purpose–5.22%

Mont Blanc Capital Corp. (b)(c)	0.32%	10/09/12	1,000	999,929
Mont Blanc Capital Corp. (b)(c)	0.28%	11/05/12	5,000	4,998,639
Regency Markets No. 1, LLC (b)(c)	0.32%	10/15/12	2,000	1,999,751
				7,998,319

Diversified Banks–12.21%

Bank of Montreal (c)	0.32%	12/03/12	5,000	4,997,204
ING (US) Funding LLC (c)	0.35%	12/12/12	3,000	2,997,900
Lloyds TSB Bank PLC (c)	0.35%	10/11/12	730	729,929
Mizuho Funding, LLC (b)(c)	0.36%	10/01/12	5,000	5,000,000
Societe Generale North America, Inc. (c)	0.52%	10/17/12	3,000	2,999,307
Standard Chartered Bank (b)(c)	0.50%	01/09/13	2,000	1,997,222
				18,721,562

Household Products–0.78%

Reckitt Benckiser Treasury Services PLC (b)(c)	0.45%	05/10/13	1,200	1,196,685

Regional Banks–14.99%

Banque et Caisse d’Epargne de l’Etat (c)	0.43%	10/04/12	2,000	1,999,928
Commonwealth Bank of Australia (b)(c)	0.40%	01/07/13	5,000	4,994,556
HSBC Bank PLC (b)(c)	0.37%	02/01/13	1,000	998,736
HSBC USA Inc. (c)	0.28%	12/27/12	6,000	5,995,940
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.36%	11/02/12	4,000	3,998,720
Nationwide Buiding Society (b)(c)	0.52%	02/06/13	3,000	2,994,453
Nordea North America Inc. (c)	0.30%	10/04/12	2,000	1,999,951
				22,982,284
Total Commercial Paper (Cost $66,049,779)				66,049,779

Variable Rate Demand Notes–13.27%(d)

Credit Enhanced–13.27%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.21%	10/01/33	4,700	4,700,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC - JPMorgan Chase Bank, N.A.) (e)	0.20%	12/01/28	3,500	3,500,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.24%	10/01/25	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Connecticut (State of) Development Authority (Northeast Foods, Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (e)	0.50%	06/01/13	$625	$625,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.17%	05/15/17	600	600,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(e)	0.30%	01/01/33	2,200	2,200,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (e)	0.26%	03/01/39	3,300	3,300,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.18%	03/01/26	375	375,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (e)	0.21%	12/01/27	2,455	2,455,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (e)	0.25%	12/01/18	390	390,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(e)	0.27%	10/01/21	800	800,000
St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(e)	0.22%	03/01/29	400	400,000
Total Variable Rate Demand Notes (Cost $20,345,000)				20,345,000

Certificates of Deposit–9.23%

Bank of Nova Scotia (c)(f)	0.31%	03/01/13	4,000	4,000,000
Landesbank Hessen-Thurin (c)	0.42%	01/10/13	2,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp. (c)	0.37%	11/13/12	3,000	3,000,000
Mizuho Corporate Bank, Ltd. (c)	0.36%	10/18/12	2,050	2,050,029
Rabobank Nederland (c)	0.52%	10/17/12	1,100	1,100,097
Royal Bank of Canada (c)(f)	0.27%	10/04/13	2,000	2,000,000
Total Certificates of Deposit (Cost $14,150,126)				14,150,126

Medium-Term Notes–8.99%

General Electric Capital Corp., Series A, Sr. Unsec. Medium-Term Global Notes	5.45%	01/15/13	2,000	2,028,782
General Electric Capital Corp., Sr. Unsec. Medium-Term Notes	5.25%	10/19/12	1,544	1,547,794
General Electric Co., Sr. Unsec. Global Notes	5.00%	02/01/13	2,666	2,707,605
Toyota Motor Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes (c)(f)	0.87%	01/15/13	4,500	4,500,000
Wells Fargo Bank NA (f)	0.43%	10/18/13	3,000	3,000,000
Total Medium-Term Notes (Cost $13,784,181)				13,784,181
TOTAL INVESTMENTS (excluding Repurchase Agreements)–74.57% (Cost $114,329,086)				114,329,086
			Repurchase Amount

Repurchase Agreements–25.72%(g)

Barclays Capital Inc., Joint agreement dated 09/28/12, aggregate maturing value of $470,007,833 (collateralized by U.S. Treasury obligations valued at $479,400,145; 3.88%, 04/15/29)	0.20%	10/01/12	7,000,117	7,000,000
BNP Paribas Securities Corp., Joint agreement dated 09/28/12, aggregate maturing value $50,000,750 (collateralized by Corporate obligations valued at $52,500,265; 0.76%-5.86%, 12/03/12-06/01/16) (c)	0.18%	10/01/12	6,000,090	6,000,000
Credit Suisse Securities (USA) LLC, Joint open agreement dated 09/28/12, (collateralized by Mortgage-Backed securities & Other Instruments valued at $525,000,842; 0%-7.49%, 09/25/17-12/11/49) (c)(f)(h)	0.33%	—	—	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., Joint agreement dated 09/28/12, aggregate maturing value $300,004,250 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,01; 2.71%-4.00%, 03/01/41-09/01/42)	0.17%	10/01/12	7,000,099	7,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint agreement dated 09/28/12, aggregate maturing value $800,013,333 (collateralized by U.S. Treasury obligations valued at $816,006,250; 0.75%-3.88%, 01/15/25-02/15/42)	0.20%	10/01/12	$7,000,117	$7,000,000

Societe Generale, Joint agreement dated 09/28/12, aggregate maturing value of $500,010,417 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 3.50%-4.00%, 11/01/31-08/01/42)	0.25%	10/01/12	7,432,289	7,432,134
Total Repurchase Agreements (Cost $39,432,134)				39,432,134
TOTAL INVESTMENTS(i)(j)–100.29% (Cost $153,761,220)				153,761,220
OTHER ASSETS LESS LIABILITIES–(0.29)%				(442,785)
NET ASSETS–100.00%				$153,318,435

Investment Abbreviations:

CEP	—Credit Enhancement Provider
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $47,329,620, which represented 30.87% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.1%; United Kingdom: 10.4%; Netherlands: 9.8%; Canada: 7.2%; France: 6.5%; other countries less than 5% each: 10.5%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2012.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2012.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	7.3%
General Electric Capital Corp.	6.0

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco V.I. Money Market Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$--	$153,761,220	$--	$153,761,220

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2012

invesco.com/us	MS-VISPI-QTR-1 09/12	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.40%
Advertising–0.14%
Interpublic Group of Cos., Inc. (The)	3,429	$38,130
Omnicom Group Inc.	2,107	108,637

		146,767

Aerospace & Defense–2.22%
Boeing Co. (The)	5,368	373,720
General Dynamics Corp.	2,630	173,896
Honeywell International Inc.	6,192	369,972
L-3 Communications Holdings, Inc.	773	55,432
Lockheed Martin Corp.	2,135	199,366
Northrop Grumman Corp.	1,968	130,734
Precision Castparts Corp.	1,152	188,168
Raytheon Co.	2,633	150,502
Rockwell Collins, Inc.	1,134	60,828
Textron Inc.	2,193	57,391
United Technologies Corp.	6,656	521,098

		2,281,107

Agricultural Products–0.14%
Archer-Daniels-Midland Co.	5,225	142,016

Air Freight & Logistics–0.72%
C.H. Robinson Worldwide, Inc.	1,291	75,588
Expeditors International of Washington, Inc.	1,661	60,394
FedEx Corp.	2,316	195,980
United Parcel Service, Inc. -Class B	5,703	408,164

		740,126

Airlines–0.05%
Southwest Airlines Co.	5,895	51,699

Aluminum–0.07%
Alcoa Inc.	8,465	74,915

Apparel Retail–0.59%
Abercrombie & Fitch Co. -Class A	665	22,557
Gap, Inc. (The)	2,365	84,620
Limited Brands, Inc.	1,890	93,101
Ross Stores, Inc.	1,765	114,019
TJX Cos., Inc. (The)	5,840	261,573
Urban Outfitters, Inc. (b)	871	32,715

		608,585

Apparel, Accessories & Luxury Goods–0.34%
Coach, Inc.	2,248	125,933
Fossil, Inc. (b)	434	36,760
Ralph Lauren Corp.	484	73,195
VF Corp.	697	111,074

		346,962

	Shares	Value
Application Software–0.57%
Adobe Systems Inc. (b)	3,883	$126,042
Autodesk, Inc. (b)	1,798	59,999
Citrix Systems, Inc. (b)	1,483	113,553
Intuit Inc.	2,189	128,889
Salesforce.com, Inc. (b)	1,014	154,828

		583,311

Asset Management & Custody Banks–1.09%
Ameriprise Financial, Inc.	1,671	94,729
Bank of New York Mellon Corp. (The)	9,336	211,180
BlackRock, Inc.	1,014	180,796
Federated Investors, Inc. -Class B	759	15,704
Franklin Resources, Inc.	1,096	137,077
Invesco Ltd. (c)	3,508	87,665
Legg Mason, Inc.	953	23,520
Northern Trust Corp.	1,736	80,576
State Street Corp.	3,824	160,455
T. Rowe Price Group Inc.	2,013	127,423

		1,119,125

Auto Parts & Equipment–0.20%
BorgWarner, Inc. (b)	896	61,923
Johnson Controls, Inc.	5,426	148,672

		210,595

Automobile Manufacturers–0.29%
Ford Motor Co.	30,263	298,393

Automotive Retail–0.24%
AutoNation, Inc. (b)	306	13,363
AutoZone, Inc. (b)	296	109,422
CarMax, Inc. (b)	1,785	50,515
O’Reilly Automotive, Inc. (b)	943	78,854

		252,154

Biotechnology–1.59%
Alexion Pharmaceuticals, Inc. (b)	1,531	175,146
Amgen Inc.	6,115	515,617
Biogen Idec Inc. (b)	1,874	279,657
Celgene Corp. (b)	3,423	261,517
Gilead Sciences, Inc. (b)	6,002	398,113

		1,630,050

Brewers–0.05%
Molson Coors Brewing Co. -Class B	1,229	55,366

Broadcasting–0.32%
CBS Corp. -Class B	4,722	171,550
Discovery Communications, Inc. -Class A (b)	1,960	116,875
Scripps Networks Interactive -Class A	685	41,943

		330,368

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Building Products–0.04%
Masco Corp.	2,871	$43,209
Cable & Satellite–1.24%
Cablevision Systems Corp. -Class A	1,737	27,531
Comcast Corp. -Class A	21,231	759,433
DIRECTV (b)	4,981	261,303
Time Warner Cable Inc.	2,430	230,996

		1,279,263

Casinos & Gaming–0.10%
International Game Technology	2,118	27,724
Wynn Resorts Ltd.	629	72,612

		100,336

Coal & Consumable Fuels–0.11%
Alpha Natural Resources, Inc. (b)	1,761	11,570
CONSOL Energy Inc.	1,780	53,489
Peabody Energy Corp.	2,157	48,079

		113,138

Commercial Printing–0.01%
R. R. Donnelley & Sons Co.	1,460	15,476

Communications Equipment–1.91%
Cisco Systems, Inc.	41,938	800,596
F5 Networks, Inc. (b)	620	64,914
Harris Corp.	889	45,534
JDS Uniphase Corp. (b)	1,878	23,259
Juniper Networks, Inc. (b)	4,136	70,767
Motorola Solutions, Inc.	2,285	115,507
QUALCOMM, Inc.	13,524	845,115

		1,965,692

Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	2,062	35,446
GameStop Corp. -Class A	1,017	21,357

		56,803

Computer Hardware–5.20%
Apple Inc.	7,437	4,962,412
Dell Inc.	11,538	113,765
Hewlett-Packard Co.	15,600	266,136

		5,342,313

Computer Storage & Peripherals–0.77%
EMC Corp. (b)	16,653	454,127
NetApp, Inc. (b)	2,881	94,727
SanDisk Corp. (b)	1,906	82,778
Seagate Technology PLC	2,804	86,924
Western Digital Corp.	1,765	68,359

		786,915

Construction & Engineering–0.15%
Fluor Corp.	1,323	74,459
Jacobs Engineering Group, Inc. (b)	1,024	41,400
Quanta Services, Inc. (b)	1,666	41,150

		157,009

	Shares	Value
Construction & Farm Machinery & Heavy Trucks–0.96%
Caterpillar Inc.	5,183	$445,945
Cummins Inc.	1,403	129,371
Deere & Co.	3,112	256,709
Joy Global Inc.	827	46,361
PACCAR Inc.	2,791	111,710

		990,096

Construction Materials–0.05%
Vulcan Materials Co.	1,012	47,868

Consumer Electronics–0.02%
Harman International Industries, Inc.	550	25,388

Consumer Finance–0.90%
American Express Co.	7,838	445,669
Capital One Financial Corp.	4,609	262,759
Discover Financial Services	4,085	162,297
SLM Corp.	3,724	58,541

		929,266

Data Processing & Outsourced Services–1.51%
Automatic Data Processing, Inc.	3,828	224,550
Computer Sciences Corp.	1,214	39,103
Fidelity National Information Services, Inc.	1,986	62,003
Fiserv, Inc. (b)	1,067	78,990
MasterCard, Inc. -Class A	851	384,209
Paychex, Inc.	2,561	85,256
Total System Services, Inc.	1,288	30,526
Visa Inc. -Class A	4,147	556,859
Western Union Co. (The)	4,751	86,563

		1,548,059

Department Stores–0.29%
JC Penney Co., Inc.	1,164	28,274
Kohl’s Corp.	1,711	87,637
Macy’s, Inc.	3,194	120,158
Nordstrom, Inc.	1,211	66,823

		302,892

Distillers & Vintners–0.18%
Beam Inc.	1,256	72,270
Brown-Forman Corp. -Class B	1,201	78,365
Constellation Brands, Inc. -Class A (b)	1,194	38,626

		189,261

Distributors–0.07%
Genuine Parts Co.	1,219	74,396

Diversified Banks–1.86%
Comerica Inc.	1,538	47,755
U.S. Bancorp	15,038	515,803
Wells Fargo & Co.	38,979	1,345,945

		1,909,503

Diversified Chemicals–0.89%
Dow Chemical Co. (The)	9,506	275,294
E. I. du Pont de Nemours and Co.	7,382	371,093
Eastman Chemical Co.	1,212	69,096

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Diversified Chemicals–(continued)
FMC Corp.	1,088	$60,254
PPG Industries, Inc.	1,211	139,071

		914,808

Diversified Metals & Mining–0.30%
Freeport-McMoRan Copper & Gold Inc.	7,531	298,077
Titanium Metals Corp.	604	7,749

		305,826

Diversified REIT’s–0.11%
Vornado Realty Trust	1,341	108,688

Diversified Support Services–0.07%
Cintas Corp.	875	36,269
Iron Mountain Inc.	1,198	40,864

		77,133

Drug Retail–0.72%
CVS Caremark Corp.	10,095	488,800
Walgreen Co.	6,830	248,885

		737,685

Education Services–0.02%
Apollo Group, Inc. -Class A (b)	800	23,240

Electric Utilities–2.05%
American Electric Power Co., Inc.	3,847	169,037
Duke Energy Corp.	5,586	361,973
Edison International	2,584	118,063
Entergy Corp.	1,406	97,436
Exelon Corp.	6,772	240,948
FirstEnergy Corp.	3,318	146,324
NextEra Energy, Inc.	3,365	236,660
Northeast Utilities	2,489	95,154
Pepco Holdings, Inc.	1,861	35,173
Pinnacle West Capital Corp.	869	45,883
PPL Corp.	4,607	133,833
Southern Co. (The)	6,941	319,911
Xcel Energy, Inc.	3,897	107,986

		2,108,381

Electrical Components & Equipment–0.52%
Cooper Industries PLC	1,268	95,176
Emerson Electric Co.	5,770	278,518
Rockwell Automation, Inc.	1,116	77,618
Roper Industries, Inc.	775	85,165

		536,477

Electronic Components–0.22%
Amphenol Corp. -Class A	1,267	74,601
Corning Inc.	11,780	154,907

		229,508

Electronic Equipment & Instruments–0.02%
FLIR Systems, Inc.	1,175	23,471

	Shares	Value
Electronic Manufacturing Services–0.17%
Jabil Circuit, Inc.	1,531	$28,660
Molex Inc.	1,109	29,145
TE Connectivity Ltd. (Switzerland)	3,394	115,430

		173,235

Environmental & Facilities Services–0.23%
Republic Services, Inc.	2,362	64,979
Stericycle, Inc. (b)	679	61,463
Waste Management, Inc.	3,457	110,900

		237,342

Fertilizers & Agricultural Chemicals–0.60%
CF Industries Holdings, Inc.	497	110,453
Monsanto Co.	4,228	384,833
Mosaic Co. (The)	2,193	126,339

		621,625

Food Distributors–0.14%
Sysco Corp.	4,686	146,531

Food Retail–0.26%
Kroger Co. (The)	4,354	102,493
Safeway Inc.	1,934	31,118
Whole Foods Market, Inc.	1,362	132,659

		266,270

Footwear–0.27%
NIKE, Inc. -Class B	2,916	276,758
Gas Utilities–0.11%
AGL Resources Inc.	931	38,087
ONEOK, Inc.	1,626	78,552

		116,639

General Merchandise Stores–0.47%
Big Lots, Inc. (b)	472	13,962
Dollar Tree, Inc. (b)	1,815	87,619
Family Dollar Stores, Inc.	769	50,985
Target Corp.	5,195	329,726

		482,292

Gold–0.21%
Newmont Mining Corp.	3,936	220,455

Health Care Distributors–0.36%
AmerisourceBergen Corp.	1,996	77,265
Cardinal Health, Inc.	2,708	105,531
McKesson Corp.	1,872	161,048
Patterson Cos. Inc.	673	23,044

		366,888

Health Care Equipment–1.73%
Baxter International Inc.	4,341	261,589
Becton, Dickinson and Co.	1,585	124,518
Boston Scientific Corp. (b)	11,292	64,816
C.R. Bard, Inc.	618	64,674
CareFusion Corp. (b)	1,736	49,285
Covidien PLC	3,809	226,331

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Health Care Equipment–(continued)
Edwards Lifesciences Corp. (b)	917	$98,458
Intuitive Surgical, Inc. (b)	316	156,619
Medtronic, Inc.	8,094	349,013
St. Jude Medical, Inc.	2,490	104,904
Stryker Corp.	2,293	127,628
Varian Medical Systems, Inc. (b)	885	53,383
Zimmer Holdings, Inc.	1,378	93,180

		1,774,398

Health Care Facilities–0.02%
Tenet Healthcare Corp. (b)	3,306	20,729

Health Care Services–0.61%
DaVita, Inc. (b)	675	69,937
Express Scripts Holding Co. (b)	6,433	403,156
Laboratory Corp. of America Holdings (b)	768	71,017
Quest Diagnostics Inc.	1,259	79,858

		623,968

Health Care Supplies–0.04%
DENTSPLY International Inc.	1,125	42,908

Health Care Technology–0.09%
Cerner Corp. (b)	1,146	88,712

Home Entertainment Software–0.03%
Electronic Arts Inc. (b)	2,538	32,207

Home Furnishings–0.03%
Leggett & Platt, Inc.	1,113	27,881

Home Improvement Retail–0.97%
Home Depot, Inc. (The)	11,960	722,025
Lowe’s Cos., Inc.	9,049	273,642

		995,667

Homebuilding–0.13%
D.R. Horton, Inc.	2,188	45,160
Lennar Corp. -Class A	1,292	44,923
PulteGroup Inc. (b)	2,709	41,990

		132,073

Homefurnishing Retail–0.11%
Bed Bath & Beyond Inc. (b)	1,841	115,983

Hotels, Resorts & Cruise Lines–0.35%
Carnival Corp.	3,546	129,216
Marriott International Inc. -Class A	1,972	77,105
Starwood Hotels & Resorts Worldwide, Inc.	1,546	89,606
Wyndham Worldwide Corp.	1,141	59,880

		355,807

Household Appliances–0.05%
Whirlpool Corp.	603	49,995
Household Products–2.18%
Clorox Co. (The)	1,017	73,275
Colgate-Palmolive Co.	3,536	379,130

	Shares	Value
Household Products–(continued)
Kimberly-Clark Corp.	3,133	$268,749
Procter & Gamble Co. (The)	21,854	1,515,793

		2,236,947

Housewares & Specialties–0.04%
Newell Rubbermaid Inc.	2,285	43,621

Human Resource & Employment Services–0.03%
Robert Half International, Inc.	1,144	30,465

Hypermarkets & Super Centers–1.29%
Costco Wholesale Corp.	3,430	343,429
Wal-Mart Stores, Inc.	13,336	984,197

		1,327,626

Independent Power Producers & Energy Traders–0.09%
AES Corp. (The) (b)	4,925	54,027
NRG Energy, Inc.	1,791	38,310

		92,337

Industrial Conglomerates–2.75%
3M Co.	5,046	466,351
Danaher Corp.	4,634	255,565
General Electric Co. (d)	83,783	1,902,712
Tyco International Ltd.	3,648	205,237

		2,829,865

Industrial Gases–0.42%
Air Products & Chemicals, Inc.	1,679	138,853
Airgas, Inc.	549	45,183
Praxair, Inc.	2,365	245,676

		429,712

Industrial Machinery–0.91%
Dover Corp.	1,436	85,428
Eaton Corp.	2,678	126,562
Flowserve Corp.	399	50,968
Illinois Tool Works Inc.	3,422	203,506
Ingersoll-Rand PLC	2,274	101,921
Pall Corp.	921	58,474
Parker Hannifin Corp.	1,181	98,708
Pentair, Ltd.	787	34,825
Snap-on Inc.	453	32,557
Stanley Black & Decker Inc.	1,336	101,870
Xylem, Inc.	1,487	37,398

		932,217

Industrial REIT’s–0.12%
Prologis, Inc.	3,655	128,035
Insurance Brokers–0.27%
Aon PLC	2,554	133,548
Marsh & McLennan Cos., Inc.	4,317	146,476

		280,024

Integrated Oil & Gas–5.76%
Chevron Corp.	15,568	1,814,606
Exxon Mobil Corp.	36,620	3,348,899
Hess Corp.	2,356	126,564

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Integrated Oil & Gas–(continued)
Murphy Oil Corp.	1,463	$78,548
Occidental Petroleum Corp.	6,426	553,022

		5,921,639

Integrated Telecommunication Services–2.96%
AT&T Inc.	45,776	1,725,755
CenturyLink Inc.	4,963	200,505
Frontier Communications Corp.	7,922	38,818
Verizon Communications Inc.	22,605	1,030,110
Windstream Corp.	4,706	47,578

		3,042,766

Internet Retail–1.04%
Amazon.com, Inc. (b)	2,870	729,898
Expedia, Inc.	753	43,553
Netflix Inc. (b)	440	23,954
Priceline.com Inc. (b)	395	244,398
TripAdvisor Inc. (b)	877	28,880

		1,070,683

Internet Software & Services–2.22%
Akamai Technologies, Inc. (b)	1,423	54,444
eBay Inc. (b)	9,202	445,469
Google Inc. -Class A (b)	2,101	1,585,205
VeriSign, Inc. (b)	1,254	61,057
Yahoo! Inc. (b)	8,271	132,129

		2,278,304

Investment Banking & Brokerage–0.70%
Charles Schwab Corp. (The)	8,693	111,184
E*TRADE Financial Corp. (b)	1,987	17,505
Goldman Sachs Group, Inc. (The)	3,575	406,406
Morgan Stanley	10,972	183,671

		718,766

IT Consulting & Other Services–2.35%
Accenture PLC -Class A	5,044	353,231
Cognizant Technology Solutions Corp. -Class A (b)	2,382	166,550
International Business Machines Corp.	8,523	1,768,096
SAIC, Inc.	2,262	27,235
Teradata Corp. (b)	1,337	100,823

		2,415,935

Leisure Products–0.13%
Hasbro, Inc.	912	34,811
Mattel, Inc.	2,704	95,938

		130,749

Life & Health Insurance–0.84%
Aflac, Inc.	3,715	177,874
Lincoln National Corp.	2,223	53,774
MetLife, Inc.	8,428	290,429
Principal Financial Group, Inc.	2,200	59,268
Prudential Financial, Inc.	3,697	201,524
Torchmark Corp.	769	39,488

	Shares	Value
Life & Health Insurance–(continued)
Unum Group	2,206	$42,399

		864,756

Life Sciences Tools & Services–0.42%
Agilent Technologies, Inc.	2,764	106,276
Life Technologies Corp. (b)	1,397	68,285
PerkinElmer, Inc.	913	26,906
Thermo Fisher Scientific, Inc.	2,899	170,548
Waters Corp. (b)	694	57,831

		429,846

Managed Health Care–0.92%
Aetna Inc.	2,651	104,980
Cigna Corp.	2,287	107,878
Coventry Health Care, Inc.	1,061	44,233
Humana Inc.	1,276	89,511
UnitedHealth Group Inc.	8,193	453,974
WellPoint, Inc.	2,589	150,188

		950,764

Metal & Glass Containers–0.07%
Ball Corp.	1,225	51,830
Owens-Illinois, Inc. (b)	1,267	23,769

		75,599

Motorcycle Manufacturers–0.07%
Harley-Davidson, Inc.	1,811	76,732

Movies & Entertainment–1.64%
News Corp. -Class A	16,154	396,258
Time Warner Inc.	7,514	340,610
Viacom Inc. -Class B	3,756	201,284
Walt Disney Co. (The)	14,237	744,310

		1,682,462

Multi-Line Insurance–0.50%
American International Group, Inc. (b)	9,253	303,406
Assurant, Inc.	633	23,611
Genworth Financial Inc. -Class A (b)	3,948	20,648
Hartford Financial Services Group, Inc. (The)	3,443	66,932
Loews Corp.	2,491	102,778

		517,375

Multi-Sector Holdings–0.03%
Leucadia National Corp.	1,560	35,490

Multi-Utilities–1.24%
Ameren Corp.	1,898	62,008
CenterPoint Energy, Inc.	3,386	72,122
CMS Energy Corp.	2,140	50,397
Consolidated Edison, Inc.	2,323	139,124
Dominion Resources, Inc.	4,549	240,824
DTE Energy Co.	1,362	81,638
Integrys Energy Group, Inc.	609	31,790
NiSource Inc.	2,255	57,457
PG&E Corp.	3,406	145,334
Public Service Enterprise Group Inc.	4,014	129,171

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Multi-Utilities–(continued)
SCANA Corp.	1,041	$50,249
Sempra Energy	1,777	114,599
TECO Energy, Inc.	1,646	29,200
Wisconsin Energy Corp.	1,803	67,919

		1,271,832

Office Electronics–0.07%
Xerox Corp.	10,372	76,130

Office REIT’s–0.13%
Boston Properties, Inc.	1,195	132,179

Office Services & Supplies–0.05%
Avery Dennison Corp.	810	25,774
Pitney Bowes Inc.	1,575	21,767

		47,541

Oil & Gas Drilling–0.31%
Diamond Offshore Drilling, Inc.	551	36,261
Ensco PLC -Class A (United Kingdom)	1,840	100,391
Helmerich & Payne, Inc.	852	40,564
Nabors Industries Ltd. (b)	2,331	32,704
Noble Corp. (b)	2,003	71,667
Rowan Cos. PLC -Class A (b)	994	33,567

		315,154

Oil & Gas Equipment & Services–1.59%
Baker Hughes Inc.	3,487	157,717
Cameron International Corp. (b)	1,953	109,505
FMC Technologies, Inc. (b)	1,871	86,627
Halliburton Co.	7,361	247,992
National Oilwell Varco Inc.	3,383	271,012
Schlumberger Ltd.	10,542	762,503

		1,635,356

Oil & Gas Exploration & Production–2.41%
Anadarko Petroleum Corp.	3,964	277,163
Apache Corp.	3,103	268,316
Cabot Oil & Gas Corp.	1,665	74,758
Chesapeake Energy Corp.	4,118	77,707
ConocoPhillips	9,637	551,044
Denbury Resources Inc. (b)	3,069	49,595
Devon Energy Corp.	2,984	180,532
EOG Resources, Inc.	2,141	239,899
EQT Corp.	1,170	69,030
Marathon Oil Corp.	5,602	165,651
Newfield Exploration Co. (b)	1,054	33,011
Noble Energy, Inc.	1,410	130,721
Pioneer Natural Resources Co.	975	101,790
QEP Resources Inc.	1,416	44,831
Range Resources Corp.	1,288	89,993
Southwestern Energy Co. (b)	2,761	96,028
WPX Energy Inc. (b)	1,538	25,515

		2,475,584

	Shares	Value
Oil & Gas Refining & Marketing–0.58%
Marathon Petroleum Corp.	2,666	$145,537
Phillips 66	4,995	231,618
Sunoco, Inc.	828	38,775
Tesoro Corp.	1,097	45,964
Valero Energy Corp.	4,376	138,632

		600,526

Oil & Gas Storage & Transportation–0.48%
Kinder Morgan Inc.	4,537	161,154
Spectra Energy Corp.	5,210	152,966
Williams Cos., Inc. (The)	4,998	174,780

		488,900

Other Diversified Financial Services–2.66%
Bank of America Corp.	85,515	755,098
Citigroup Inc.	23,268	761,329
JPMorgan Chase & Co.	30,142	1,220,148

		2,736,575

Packaged Foods & Meats–1.56%
Campbell Soup Co.	1,405	48,922
ConAgra Foods, Inc.	3,187	87,929
Dean Foods Co. (b)	1,467	23,986
General Mills, Inc.	5,167	205,905
H.J. Heinz Co.	2,540	142,113
Hershey Co. (The)	1,189	84,288
Hormel Foods Corp.	1,088	31,813
JM Smucker Co. (The)	868	74,934
Kellogg Co.	1,958	101,150
McCormick & Co., Inc.	1,052	65,266
Mead Johnson Nutrition Co.	1,616	118,421
Mondelez International, Inc. -Class A	14,081	582,249
Tyson Foods, Inc. -Class A	2,283	36,574

		1,603,550

Paper Packaging–0.05%
Bemis Co., Inc.	818	25,742
Sealed Air Corp.	1,386	21,428

		47,170

Paper Products–0.16%
International Paper Co.	3,470	126,030
MeadWestvaco Corp.	1,376	42,106

		168,136

Personal Products–0.17%
Avon Products, Inc.	3,428	54,677
Estee Lauder Cos. Inc. (The) -Class A	1,904	117,229

		171,906

Pharmaceuticals–6.16%
Abbott Laboratories	12,451	853,640
Allergan, Inc.	2,439	223,364
Bristol-Myers Squibb Co.	13,327	449,786
Eli Lilly & Co.	8,102	384,116
Forest Laboratories, Inc. (b)	1,854	66,021
Hospira, Inc. (b)	1,291	42,371
Johnson & Johnson	21,877	1,507,544

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Pharmaceuticals–(continued)
Merck & Co., Inc.	24,166	$1,089,887
Mylan Inc. (b)	3,220	78,568
Perrigo Co.	697	80,970
Pfizer Inc.	59,269	1,472,835
Watson Pharmaceuticals, Inc. (b)	1,012	86,182

		6,335,284

Property & Casualty Insurance–2.14%
ACE Ltd.	2,689	203,288
Allstate Corp. (The)	3,845	152,301
Berkshire Hathaway Inc. -Class B (b)	14,550	1,283,310
Chubb Corp. (The)	2,112	161,103
Cincinnati Financial Corp.	1,160	43,952
Progressive Corp. (The)	4,446	92,210
Travelers Cos., Inc. (The)	3,044	207,784
XL Group PLC	2,404	57,768

		2,201,716

Publishing–0.16%
Gannett Co., Inc.	1,836	32,589
McGraw-Hill Cos., Inc. (The)	2,222	121,299
Washington Post Co. (The) -Class B	36	13,069

		166,957

Railroads–0.76%
CSX Corp.	8,251	171,208
Norfolk Southern Corp.	2,549	162,193
Union Pacific Corp.	3,757	445,956

		779,357

Real Estate Services–0.04%
CBRE Group, Inc. -Class A (b)	2,395	44,092

Regional Banks–0.99%
BB&T Corp.	5,549	184,005
Fifth Third Bancorp	7,304	113,285
First Horizon National Corp.	1,926	18,547
Huntington Bancshares Inc.	6,857	47,313
KeyCorp	7,461	65,209
M&T Bank Corp.	954	90,783
PNC Financial Services Group, Inc.	4,200	265,020
Regions Financial Corp.	11,214	80,853
SunTrust Banks, Inc.	4,274	120,826
Zions Bancorp.	1,462	30,198

		1,016,039

Research & Consulting Services–0.07%
Dun & Bradstreet Corp. (The)	356	28,345
Equifax Inc.	955	44,484

		72,829

Residential REIT’s–0.27%
Apartment Investment & Management Co. -Class A	1,194	31,032
AvalonBay Communities, Inc.	768	104,440
Equity Residential	2,387	137,324

		272,796

	Shares	Value
Restaurants–1.38%
Chipotle Mexican Grill, Inc. (b)	250	$79,385
Darden Restaurants, Inc.	1,006	56,084
McDonald’s Corp.	8,001	734,092
Starbucks Corp.	6,029	305,972
Yum! Brands, Inc.	3,604	239,089

		1,414,622

Retail REIT’s–0.42%
Kimco Realty Corp.	3,276	66,404
Simon Property Group, Inc.	2,406	365,255

		431,659

Semiconductor Equipment–0.23%
Applied Materials, Inc.	9,819	109,629
KLA-Tencor Corp.	1,309	62,446
Lam Research Corp. (b)	1,446	45,961
Teradyne, Inc. (b)	1,447	20,576

		238,612

Semiconductors–1.77%
Advanced Micro Devices, Inc. (b)	4,771	16,078
Altera Corp.	2,524	85,778
Analog Devices, Inc.	2,371	92,920
Broadcom Corp. -Class A (b)	4,080	141,086
First Solar, Inc. (b)	499	11,050
Intel Corp.	39,698	900,351
Linear Technology Corp.	1,801	57,362
LSI Corp. (b)	4,417	30,521
Microchip Technology Inc.	1,514	49,568
Micron Technology, Inc. (b)	8,073	48,317
NVIDIA Corp. (b)	4,890	65,233
Texas Instruments Inc.	9,060	249,603
Xilinx, Inc.	2,065	68,992

		1,816,859

Soft Drinks–2.19%
Coca-Cola Co. (The)	30,720	1,165,209
Coca-Cola Enterprises, Inc.	2,195	68,638
Dr. Pepper Snapple Group, Inc.	1,657	73,786
Monster Beverage Corp. (b)	1,217	65,913
PepsiCo, Inc.	12,348	873,868

		2,247,414

Specialized Consumer Services–0.04%
H&R Block, Inc.	2,178	37,745

Specialized Finance–0.35%
CME Group Inc.	2,426	139,010
IntercontinentalExchange Inc. (b)	577	76,977
Moody’s Corp.	1,547	68,331
NASDAQ OMX Group, Inc. (The)	962	22,410
NYSE Euronext	1,979	48,782

		355,510

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Specialized REIT’s–1.03%
American Tower Corp.	3,135	$223,808
HCP, Inc.	3,408	151,588
Health Care REIT, Inc.	2,019	116,597
Host Hotels & Resorts Inc.	5,732	91,999
Plum Creek Timber Co., Inc.	1,263	55,370
Public Storage	1,143	159,071
Ventas, Inc.	2,343	145,852
Weyerhaeuser Co.	4,268	111,565

		1,055,850

Specialty Chemicals–0.47%
Ecolab Inc.	2,088	135,323
International Flavors & Fragrances Inc.	643	38,310
LyondellBasell Industries N.V. -Class A	2,690	138,965
Sherwin-Williams Co. (The)	670	99,770
Sigma-Aldrich Corp.	945	68,012

		480,380

Specialty Stores–0.12%
Staples, Inc.	5,373	61,897
Tiffany & Co.	944	58,415

		120,312

Steel–0.18%
Allegheny Technologies, Inc.	837	26,700
Cliffs Natural Resources Inc.	1,114	43,591
Nucor Corp.	2,518	96,339
United States Steel Corp.	1,126	21,473

		188,103

Systems Software–2.96%
BMC Software, Inc. (b)	1,163	48,253
CA, Inc.	2,731	70,364
Microsoft Corp.	59,870	1,782,929
Oracle Corp.	30,218	951,565
Red Hat, Inc. (b)	1,531	87,175
Symantec Corp. (b)	5,541	99,738

		3,040,024

Thrifts & Mortgage Finance–0.06%
Hudson City Bancorp, Inc.	3,771	30,017
People’s United Financial Inc.	2,789	33,859

		63,876

Tires & Rubber–0.02%
Goodyear Tire & Rubber Co. (The) (b)	1,892	23,063

Tobacco–1.92%
Altria Group, Inc.	16,130	538,581
Lorillard, Inc.	1,036	120,642
Philip Morris International Inc.	13,375	1,202,947
Reynolds American Inc.	2,594	112,424

		1,974,594

	Shares	Value
Trading Companies & Distributors–0.19%
Fastenal Co.	2,137	$91,870
W.W. Grainger, Inc.	476	99,184

		191,054

Trucking–0.02%
Ryder System, Inc.	411	16,054

Wireless Telecommunication Services–0.30%
Crown Castle International Corp. (b)	2,324	148,968
MetroPCS Communications, Inc. (b)	2,508	29,369
Sprint Nextel Corp. (b)	23,807	131,415

		309,752

Total Common Stocks & Other Equity Interests (Cost $55,816,829)		102,189,809

Money Market Funds–0.64%
Liquid Assets Portfolio – Institutional Class (e)	327,851	327,851

Premier Portfolio – Institutional Class (e)	327,850	327,850

Total Money Market Funds (Cost $655,701)		655,701

TOTAL INVESTMENTS–100.04% (Cost $56,472,530)		102,845,510

OTHER ASSETS LESS LIABILITIES–(0.04)%		(46,015)

NET ASSETS–100.00%		$102,799,495

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)        Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b) Non-income producing security.

(c)        Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2012 represented less than 1% of the Fund’s Net Assets. See Note 4.

(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.
(e) The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. S&P 500 Index Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$102,845,510	$—	$—	$102,845,510
Futures*	4,390	—	—	4,390

Total Investments	$102,849,900	$—	$—	$102,849,900

*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End

	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation
E-Mini S&P 500 Index	10	December-2012	$717,100	$4,390

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended September 30, 2012.

	Value 12/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 09/30/12	Dividend Income
Invesco Ltd.	$81,023	$2,247	$(14,233)	$20,536	$(1,908)	$87,665	$1,702

Invesco V.I. S&P 500 Index Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $3,130,595 and $15,510,424, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,722,143
Aggregate unrealized (depreciation) of investment securities	(3,660,116)

Net unrealized appreciation of investment securities	$41,062,027

Cost of investments for tax purposes is $61,783,483.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VISCE-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.85%

Advertising–1.05%

Interpublic Group of Cos., Inc. (The)	269,794	$3,000,109

Aerospace & Defense–1.73%

Aerovironment Inc. (b)	89,568	2,102,161
Triumph Group, Inc.	45,937	2,872,441
		4,974,602

Agricultural Products–1.00%

Ingredion Inc.	51,959	2,866,058

Air Freight & Logistics–0.61%

UTi Worldwide, Inc.	129,270	1,741,267

Apparel Retail–1.33%

bebe stores, inc.	301,123	1,445,390
Genesco Inc. (b)	35,515	2,369,916
		3,815,306

Apparel, Accessories & Luxury Goods–0.96%

PVH Corp.	29,238	2,740,185

Application Software–5.54%

Actuate Corp. (b)	202,698	1,424,967
Cadence Design Systems, Inc. (b)	251,040	3,229,630
MicroStrategy Inc. -Class A (b)	21,415	2,871,109
Parametric Technology Corp. (b)	110,150	2,401,270
SS&C Technologies Holdings, Inc. (b)	123,796	3,120,897
TIBCO Software Inc. (b)	94,511	2,857,067
		15,904,940

Asset Management & Custody Banks–0.92%

Affiliated Managers Group, Inc. (b)	21,337	2,624,451

Auto Parts & Equipment–1.52%

Dana Holding Corp.	164,031	2,017,582
TRW Automotive Holdings Corp. (b)	53,644	2,344,779
		4,362,361

Automobile Manufacturers–0.72%

Thor Industries, Inc.	56,575	2,054,804

Automotive Retail–1.05%

Penske Automotive Group, Inc.	100,508	3,024,286

Biotechnology–1.02%

Cubist Pharmaceuticals, Inc. (b)	61,333	2,924,357

Building Products–0.07%

Trex Co., Inc. (b)	6,060	206,767

	Shares	Value

Casinos & Gaming–0.83%

Bally Technologies Inc. (b)	47,912	$2,366,374

Communications Equipment–0.93%

JDS Uniphase Corp. (b)	215,667	2,671,036

Construction & Farm Machinery & Heavy Trucks–1.32%

Titan International, Inc. (c)	129,026	2,278,599
Trinity Industries, Inc.	49,841	1,493,735
		3,772,334

Construction Materials–0.98%

Eagle Materials Inc.	60,699	2,807,936

Data Processing & Outsourced Services–1.99%

Heartland Payment Systems, Inc.	88,858	2,815,022
Jack Henry & Associates, Inc.	76,506	2,899,577
		5,714,599

Diversified Chemicals–1.04%

FMC Corp.	53,845	2,981,936

Diversified Metals & Mining–0.73%

Compass Minerals International, Inc.	27,937	2,083,821

Electrical Components & Equipment–1.02%

Belden Inc.	79,078	2,916,397

Electronic Equipment & Instruments–2.31%

Electro Scientific Industries, Inc.	175,327	2,142,496
OSI Systems, Inc. (b)	57,792	4,498,529
		6,641,025

Electronic Manufacturing Services–0.76%

Sanmina-SCI Corp. (b)	257,365	2,185,029

Environmental & Facilities Services–2.59%

ABM Industries Inc.	109,912	2,080,634
Team, Inc. (b)	97,264	3,097,858
Waste Connections, Inc.	74,626	2,257,437
		7,435,929

Food Distributors–1.01%

United Natural Foods, Inc. (b)	49,790	2,910,225

Gas Utilities–1.09%

UGI Corp.	98,667	3,132,677

Gold–0.51%

Allied Nevada Gold Corp. (b)	20,920	817,135
Detour Gold Corp. (Canada) (b)	23,306	650,207
		1,467,342

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Health Care Equipment–2.50%

Orthofix International N.V. (b)	32,840	$1,469,590
Teleflex Inc.	37,138	2,556,580
Wright Medical Group, Inc. (b)	141,933	3,138,139
7,164,309

Health Care Facilities–2.09%

Amsurg Corp. (b)	102,619	2,912,327
Universal Health Services, Inc. -Class B	67,524	3,087,873
6,000,200

Health Care Services–0.99%

Gentiva Health Services, Inc. (b)	14,243	161,231
IPC The Hospitalist Co. (b)	58,761	2,685,377
2,846,608

Health Care Supplies–1.04%

Haemonetics Corp. (b)	37,286	2,990,337

Home Furnishings–1.02%

La-Z-Boy Inc. (b)	200,107	2,927,565

Homebuilding–1.20%

Meritage Homes Corp. (b)	90,292	3,433,805

Homefurnishing Retail–1.20%

Pier 1 Imports, Inc.	184,275	3,453,313

Industrial Machinery–4.98%

Gardner Denver Inc.	31,913	1,927,864
IDEX Corp.	62,850	2,625,245
TriMas Corp. (b)	133,272	3,213,188
Valmont Industries, Inc.	28,256	3,715,664
Watts Water Technologies, Inc. -Class A	73,875	2,794,691
		14,276,652

Industrial REIT’s–1.15%

DCT Industrial Trust Inc.	511,900	3,311,993

Insurance Brokers–1.09%

Arthur J. Gallagher & Co.	87,412	3,131,098

Internet Software & Services–1.07%

ValueClick, Inc. (b)	179,204	3,080,517

Investment Banking & Brokerage–0.76%

Evercore Partners Inc. -Class A	80,693	2,178,711

IT Consulting & Other Services–1.10%

MAXIMUS, Inc.	52,955	3,162,473

Leisure Products–0.22%

Brunswick Corp.	28,404	$642,782

Life Sciences Tools & Services–1.83%

Bio-Rad Laboratories, Inc. -Class A (b)	24,034	2,564,908
Charles River Laboratories International, Inc. (b)	68,063	2,695,295
5,260,203

	Shares	Value

Multi-Line Insurance–0.97%

American Financial Group, Inc.	73,326	$2,779,055

Office REIT’s–0.98%

Douglas Emmett, Inc.	121,300	2,798,391

Office Services & Supplies–1.04%

Interface, Inc.	225,199	2,974,879

Oil & Gas Equipment & Services–3.67%

Dresser-Rand Group, Inc. (b)	50,617	2,789,503
Lufkin Industries, Inc.	30,947	1,665,568
Oceaneering International, Inc.	56,554	3,124,608
Oil States International, Inc. (b)	37,029	2,942,324
		10,522,003

Oil & Gas Exploration & Production–1.88%

Energen Corp.	50,281	2,635,227
Rosetta Resources, Inc. (b)	57,493	2,753,915
5,389,142

Packaged Foods & Meats–0.76%

TreeHouse Foods, Inc. (b)	41,772	2,193,030

Paper Packaging–1.12%

Graphic Packaging Holding Co. (b)	553,467	3,215,643

Paper Products–0.93%

Schweitzer-Mauduit International, Inc.	81,137	2,676,710

Pharmaceuticals–1.69%

Auxilium Pharmaceuticals, Inc. (b)	101,181	2,474,887
Endo Health Solutions Inc. (b)	75,263	2,387,343
4,862,230

Property & Casualty Insurance–1.95%

Markel Corp. (b)	5,999	2,750,481
W. R. Berkley Corp.	76,171	2,855,651
5,606,132

Real Estate Services–0.81%

Jones Lang LaSalle Inc.	30,296	2,313,100

Regional Banks–9.51%

Boston Private Financial Holdings, Inc.	213,048	2,043,130
Commerce Bancshares, Inc.	70,019	2,823,866
CVB Financial Corp. (c)	263,156	3,142,083
East West Bancorp, Inc.	120,773	2,550,726
F.N.B. Corp.	226,534	2,539,446
Susquehanna Bancshares, Inc.	301,080	3,149,297
Texas Capital Bancshares, Inc. (b)	61,549	3,059,601
Webster Financial Corp.	122,061	2,892,846
Wintrust Financial Corp. (c)	82,923	3,115,417
Zions Bancorp.	95,231	1,966,996
27,283,408

Residential REIT’s–0.94%

Education Realty Trust, Inc.	248,300	2,706,470

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Restaurants–1.91%

DineEquity, Inc. (b)	49,067	$2,747,752
Papa John’s International, Inc. (b)	51,132	2,730,960
5,478,712

Semiconductor Equipment–2.59%

Cymer, Inc. (b)	52,684	2,690,045
Lam Research Corp. (b)	73,106	2,323,674
Veeco Instruments Inc. (b)	80,373	2,412,798
7,426,517

Semiconductors–2.32%

Diodes Inc. (b)	117,486	1,998,437
Lattice Semiconductor Corp. (b)	443,879	1,700,057
Semtech Corp. (b)	117,348	2,951,302
6,649,796

Specialized REIT’s–0.92%

LaSalle Hotel Properties	98,988	2,641,990

Specialty Chemicals–2.08%
Innophos Holdings, Inc.	57,775	2,801,510
PolyOne Corp.	191,905	3,179,866
5,981,376

Specialty Stores–1.00%

GNC Holdings, Inc. -Class A	73,849	2,877,895

Steel–0.87%

Haynes International, Inc.	47,908	2,498,402

Trading Companies & Distributors–1.27%

Beacon Roofing Supply, Inc. (b)	128,186	3,653,301

Trucking–1.77%

Landstar System, Inc.	46,474	2,197,291
Old Dominion Freight Line, Inc. (b)	95,532	2,881,245
5,078,536
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.85% (Cost $222,658,969)		280,793,437

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.62%

Liquid Assets Portfolio-Institutional Class (Cost $1,766,034)(d)(e)	1,766,034	$1,766,034
TOTAL INVESTMENTS–98.47% (Cost $224,425,003)		282,559,471
OTHER ASSETS LESS LIABILITIES–1.53%		4,392,427
NET ASSETS–100.00%		$286,951,898

Investment Abbreviations:

REIT                 —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1F.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Small Cap Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Small Cap Equity Fund

F.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$282,559,471	$ --	$--	$282,559,471

Invesco V.I. Small Cap Equity Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $84,209,223 and $96,891,229, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$65,351,662
Aggregate unrealized (depreciation) of investment securities	(9,003,480)
Net unrealized appreciation of investment securities	$56,348,182
Cost of investments for tax purposes is $226,211,289.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us I-VITEC-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.37%

Application Software–9.32%

Aspen Technology, Inc. (b)	11,246	$290,709
Autodesk, Inc. (b)	33,247	1,109,452
Cadence Design Systems, Inc. (b)	73,753	948,832
Citrix Systems, Inc. (b)	21,156	1,619,915
Informatica Corp. (b)	10,354	360,423
MicroStrategy Inc. -Class A (b)	8,371	1,122,300
Nuance Communications, Inc. (b)	19,416	483,264
Salesforce.com, Inc. (b)	17,231	2,631,002
SS&C Techonologies Holdings, Inc. (b)	22,272	561,477
TIBCO Software Inc. (b)	19,063	576,275
9,703,649

Communications Equipment–9.01%

Brocade Communications Systems, Inc. (b)	119,592	707,387
Ciena Corp. (b)	19,901	270,653
Cisco Systems, Inc.	59,090	1,128,028
F5 Networks, Inc. (b)	9,651	1,010,460
Finisar Corp. (b)	22,136	316,545
JDS Uniphase Corp. (b)	85,810	1,062,757
QUALCOMM, Inc.	75,604	4,724,494
Sonus Networks, Inc. (b)	85,250	160,270
9,380,594

Computer Hardware–14.37%

Apple Inc.	22,422	14,961,304

Computer Storage & Peripherals–4.10%

EMC Corp. (b)	156,647	4,271,764

Data Processing & Outsourced Services–7.80%

Alliance Data Systems Corp. (b)	12,462	1,768,981
Genpact Ltd.	68,965	1,150,336
MasterCard, Inc. -Class A	4,531	2,045,656
VeriFone Systems, Inc. (b)	28,457	792,527
Visa Inc. -Class A	17,642	2,368,968
		8,126,468

Electronic Components–0.14%

Dolby Laboratories Inc. -Class A (b)	4,395	143,936

Electronic Manufacturing Services–2.46%

Jabil Circuit, Inc.	59,545	1,114,682
Molex Inc.	23,885	627,698
Sanmina-SCI Corp. (b)	96,046	815,431
2,557,811

	Shares	Value

Internet Retail–2.22%

Amazon.com, Inc. (b)	5,247	$1,334,417
Priceline.com Inc. (b)	1,583	979,450
2,313,867

Internet Software & Services–9.69%

Ancestry.com, Inc. (b)	18,168	546,494
eBay Inc. (b)	18,454	893,358
Facebook Inc. -Class B (Acquired 04/04/12-04/05/12; Cost $1,110,471) (b)(c)	33,390	650,604
Google Inc. -Class A (b)	5,081	3,833,615
LogMeIn, Inc. (b)	34,716	778,680
ValueClick, Inc. (b)	63,201	1,086,425
VeriSign, Inc. (b)	30,493	1,484,704
Web.com Group Inc. (b)	45,614	818,771
10,092,651

IT Consulting & Other Services–6.87%

Accenture PLC -Class A	28,004	1,961,120
Cognizant Technology Solutions Corp. -Class A (b)	44,567	3,116,124
International Business Machines Corp.	9,984	2,071,181
7,148,425

Life Sciences Tools & Services–1.17%

Agilent Technologies, Inc.	31,574	1,214,020

Other Diversified Financial Services–0.34%

BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $3,149,655) (c)(d)	--	351,732

Research & Consulting Services–0.48%

Acacia Research (b)	18,257	500,424

Semiconductor Equipment–1.78%

Cymer, Inc. (b)	19,119	976,216
Teradyne, Inc. (b)	61,982	881,384
1,857,600

Semiconductors–17.41%

ARM Holdings PLC -ADR (United Kingdom)	8,918	249,526
Avago Technologies Ltd.	31,528	1,099,224
Broadcom Corp. -Class A (b)	66,841	2,311,362
Cirrus Logic, Inc. (b)	15,967	612,973
Cypress Semiconductor Corp. (b)	74,900	802,928
Diodes Inc. (b)	42,706	726,429

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Semiconductors–(continued)

Fairchild Semiconductor International, Inc. (b)	50,580	$663,610
Intel Corp.	42,264	958,548
Intermolecular Inc. (b)	67,306	477,873
Lattice Semiconductor Corp. (b)	228,852	876,503
MA-COM Technology Solutions Holdings Inc. (b)	28,412	360,832
Marvell Technology Group Ltd.	73,572	673,184
Maxim Integrated Products, Inc.	33,094	880,962
Microsemi Corp. (b)	133,462	2,678,582
ON Semiconductor Corp. (b)	116,453	718,515
Semtech Corp. (b)	54,789	1,377,943
Skyworks Solutions, Inc. (b)	36,569	861,748
Texas Instruments Inc.	24,083	663,487
Volterra Semiconductor Corp. (b)	30,193	660,321
Xilinx, Inc.	14,206	474,622
18,129,172

Systems Software–11.21%

Check Point Software Technologies Ltd. (Israel)(b)	21,955	1,057,353
CommVault Systems, Inc. (b)	15,736	923,703
Fortinet Inc. (b)	50,588	1,221,194
Infoblox, Inc. (b)	7,473	173,747
Microsoft Corp.	104,990	3,126,602
Oracle Corp.	88,151	2,775,875
Red Hat, Inc. (b)	20,376	1,160,210
Rovi Corp. (b)	19,606	284,483
Symantec Corp. (b)	52,955	953,190
11,676,357
Total Common Stocks & Other Equity Interests (Cost $81,376,109)		102,429,774

Money Market Funds–1.80%

Liquid Assets Portfolio – Institutional Class (e)	938,876	938,876
Premier Portfolio – Institutional Class (e)	938,875	938,875
Total Money Market Funds (Cost $1,877,751)		1,877,751
TOTAL INVESTMENTS–100.17% (Cost $83,253,860)		104,307,525
OTHER ASSETS LESS LIABILITIES–(0.17)%		(175,376)
NET ASSETS–100.00%		$104,132,149

Investment Abbreviations:

ADR            —American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $1,002,336 and represented 0.96% of the Fund’s Net Assets.

(d)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Technology Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$103,305,189	$650,604	$351,732	$104,307,525

Invesco V.I. Technology Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $32,447,591 and $42,492,187, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	31,313,209
Aggregate unrealized (depreciation) of investment securities		(8,404,334)
Net unrealized appreciation of investment securities	$	22,908,875
Cost of investments for tax purposes is $81,398,650.

Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us I-VIUTI-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks–95.26%

Electric Utilities–51.68%

American Electric Power Co., Inc.	86,745	$3,811,575

Duke Energy Corp.	39,790	2,578,392

Edison International	58,155	2,657,102

Entergy Corp.	38,823	2,690,434

Exelon Corp.	108,475	3,859,540

FirstEnergy Corp.	28,846	1,272,109

NextEra Energy, Inc.	10,990	772,927

Northeast Utilities	56,909	2,175,631

Pepco Holdings, Inc.	172,078	3,252,274

Pinnacle West Capital Corp.	23,157	1,222,690

Portland General Electric Co.	126,344	3,416,342

PPL Corp.	56,219	1,633,162

Southern Co. (The)	74,828	3,448,822

Xcel Energy, Inc.	123,158	3,412,708

		36,203,708

Gas Utilities–6.55%

AGL Resources Inc.	47,535	1,944,657

Atmos Energy Corp.	20,530	734,769

ONEOK, Inc.	8,079	390,296

UGI Corp.	47,738	1,515,682

		4,585,404

Independent Power Producers & Energy Traders–5.41%

Calpine Corp. (b)	106,319	1,839,319

NRG Energy, Inc.	91,128	1,949,228

		3,788,547

Integrated Telecommunication Services–4.76%

AT&T Inc.	25,451	959,503

CenturyLink Inc.	25,623	1,035,169

Verizon Communications Inc.	29,364	1,338,117

		3,332,789

Multi-Utilities–26.86%

CMS Energy Corp.	31,778	748,372

Consolidated Edison, Inc.	9,005	539,309

Dominion Resources, Inc.	54,736	2,897,724

DTE Energy Co.	24,056	1,441,917

E.ON AG (Germany)	53,357	1,268,080

National Grid PLC (United Kingdom)	320,668	3,539,875

NiSource Inc.	27,525	701,337

PG&E Corp.	39,953	1,704,795

Public Service Enterprise Group Inc.	38,405	1,235,873

Sempra Energy	37,558	2,422,115

TECO Energy, Inc.	130,673	$2,318,139

		18,817,536

Total Common Stocks (Cost $52,588,197)		66,727,984

	Shares	Value

Money Market Funds–4.43%

Liquid Assets Portfolio – Institutional Class (c)	1,550,292	$1,550,292

Premier Portfolio – Institutional Class (c)	1,550,293	1,550,293

Total Money Market Funds (Cost $3,100,585)		3,100,585

TOTAL INVESTMENTS–99.69% (Cost $55,688,782)		69,828,569

OTHER ASSETS LESS LIABILITIES–0.31%		217,585

NET ASSETS–100.00%		$70,046,154

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Utilities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation

Invesco V.I. Utilities Fund

F.	Foreign Currency Contracts – (continued)

(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

  During the nine months ended September 30, 2012, there were transfers from Level 1 to Level 2 of $3,539,875, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$65,020,614	$4,807,955	$--	$69,828,569

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $1,638,830 and $4,455,038, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,988,546
Aggregate unrealized (depreciation) of investment securities	(1,104,150)
Net unrealized appreciation of investment securities	$13,884,396
Cost of investments for tax purposes is $55,944,173.

Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. American Franchise Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VK-VIAMFR-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.51%

Aerospace & Defense–1.37%

Boeing Co. (The)	150,898	$10,505,519

Air Freight & Logistics–0.65%

Expeditors International of Washington, Inc.	135,677	4,933,216

Apparel Retail–1.23%

Gap, Inc. (The)	263,620	9,432,324

Apparel, Accessories & Luxury Goods–1.63%

Coach, Inc.	74,802	4,190,408

Prada S.p.A. (Italy)	1,037,200	7,703,545

Prada S.p.A. (Italy) (c)	77,400	574,869

		12,468,822

Application Software–3.16%

Autodesk, Inc. (b)	97,705	3,260,416

Citrix Systems, Inc. (b)	116,713	8,936,714

Salesforce.com, Inc. (b)	78,316	11,958,070

		24,155,200

Biotechnology–4.15%

Alexion Pharmaceuticals, Inc. (b)	21,178	2,422,763

Amgen Inc.	91,917	7,750,441

Biogen Idec Inc. (b)	40,199	5,998,897

Celgene Corp. (b)	75,492	5,767,589

Gilead Sciences, Inc. (b)	147,891	9,809,610

		31,749,300

Broadcasting–1.18%

CBS Corp. -Class B	247,681	8,998,251

Cable & Satellite–4.97%

Comcast Corp. -Class A	219,558	7,853,590

DIRECTV (b)	323,416	16,966,403

DISH Network Corp. -Class A	430,697	13,183,635

		38,003,628

Casinos & Gaming–0.56%

Las Vegas Sands Corp.	91,924	4,262,516

Communications Equipment–3.75%

QUALCOMM, Inc.	458,637	28,660,226

Computer Hardware–12.65%

Apple Inc.	144,929	96,705,324

Computer Storage & Peripherals–3.69%

EMC Corp. (b)	1,036,069	28,253,602

	Shares	Value

Construction & Engineering–0.84%

Foster Wheeler AG (Switzerland)(b)	268,588	$6,435,368

Construction & Farm Machinery & Heavy Trucks–1.47%

Cummins Inc.	121,987	11,248,421

Consumer Finance–1.18%

Capital One Financial Corp.	157,666	8,988,539

Data Processing & Outsourced Services–1.54%

Visa Inc. -Class A	87,436	11,740,906

Department Stores–0.50%

Macy’s, Inc.	101,509	3,818,769

Diversified Banks–1.93%

Wells Fargo & Co.	428,489	14,795,725

Drug Retail–1.06%

CVS Caremark Corp.	168,209	8,144,680

Fertilizers & Agricultural Chemicals–1.81%

Monsanto Co.	139,807	12,725,233

Mosaic Co. (The)	19,976	1,150,817

		13,876,050

General Merchandise Stores–1.54%

Dollar General Corp. (b)	228,269	11,764,984

Health Care Equipment–0.35%

Intuitive Surgical, Inc. (b)	5,386	2,669,463

Health Care Services–1.47%

Express Scripts Holding Co. (b)	179,336	11,238,987

Health Care Technology–0.35%

Cerner Corp. (b)	34,226	2,649,435

Home Improvement Retail–0.83%

Home Depot, Inc. (The)	105,265	6,354,848

Hypermarkets & Super Centers–0.60%

Wal-Mart Stores, Inc.	61,923	4,569,917

Industrial Conglomerates–3.54%

Danaher Corp.	144,600	7,974,690

General Electric Co.	839,199	19,058,209

		27,032,899

Industrial Machinery–0.83%

Ingersoll-Rand PLC	141,636	6,348,125

Integrated Oil & Gas–2.01%

Occidental Petroleum Corp.	179,035	15,407,752

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. American Franchise Fund

	Shares	Value

Internet Retail–3.01%

Amazon.com, Inc. (b)	46,446	$11,812,147

Priceline.com Inc. (b)	18,067	11,178,595

		22,990,742

Internet Software & Services–6.45%

Baidu, Inc. -ADR (China) (b)	68,373	7,987,334

eBay Inc. (b)	211,644	10,245,686

Facebook Inc. -Class A (b)	37,714	816,508

Facebook Inc. -Class B (Acquired 04/04/12-04/05/12; Cost $6,622,183)(b)(c)	199,118	3,879,814

Google Inc. -Class A (b)	34,952	26,371,284

		49,300,626

Investment Banking & Brokerage–2.40%

Goldman Sachs Group, Inc. (The)	161,517	18,361,253

IT Consulting & Other Services–1.57%

Cognizant Technology Solutions Corp. -Class A (b)	171,654	12,002,048

Movies & Entertainment–0.76%

Walt Disney Co. (The)	111,765	5,843,074

Oil & Gas Equipment & Services–5.37%

Cameron International Corp. (b)	106,057	5,946,616

National Oilwell Varco Inc.	52,638	4,216,830

Schlumberger Ltd.	174,868	12,648,203

Weatherford International Ltd. (b)	1,437,528	18,227,855

		41,039,504

Oil & Gas Exploration & Production–0.39%

Anadarko Petroleum Corp.	42,174	2,948,806

Oil & Gas Refining & Marketing–0.26%

Marathon Petroleum Corp.	35,990	1,964,694

Pharmaceuticals–6.47%

Abbott Laboratories	264,388	18,126,442

Allergan, Inc.	94,478	8,652,295

Johnson & Johnson	107,343	7,397,006

Pfizer Inc.	617,065	15,334,065

		49,509,808

Property & Casualty Insurance–0.60%

ACE Ltd.	60,839	4,599,428

Railroads–0.88%

Union Pacific Corp.	56,416	6,696,579

Restaurants–1.90%

Chipotle Mexican Grill, Inc. (b)	15,487	4,917,742

Starbucks Corp.	188,797	9,581,448

		14,499,190

	Shares	Value

Semiconductors–2.09%

Broadcom Corp. -Class A (b)	253,817	$8,776,992

Maxim Integrated Products, Inc.	270,991	7,213,780

		15,990,772

Specialized REIT’s–0.95%

American Tower Corp.	102,131	7,291,132

Systems Software–1.88%

Check Point Software Technologies Ltd. (Israel)(b)	98,733	4,754,981

Microsoft Corp.	127,200	3,788,016

Oracle Corp.	124,979	3,935,589

Red Hat, Inc. (b)	33,922	1,931,519

		14,410,105

Tobacco–0.75%

Lorillard, Inc.	49,293	5,740,170

Trucking–0.80%

J.B. Hunt Transport Services, Inc.	118,155	6,148,786

Wireless Telecommunication Services–2.14%

Sprint Nextel Corp. (b)	2,962,707	16,354,143

Total Common Stocks & Other Equity Interests (Cost $587,739,042)		760,903,656

Money Market Funds–1.26%

Liquid Assets Portfolio – Institutional Class (d)	4,812,707	4,812,707

Premier Portfolio – Institutional Class (d)	4,812,707	4,812,707

Total Money Market Funds (Cost $9,625,414)		9,625,414

TOTAL INVESTMENTS–100.77% (Cost $597,364,456)		770,529,070

OTHER ASSETS LESS LIABILITIES–(0.77)%		(5,878,302)

NET ASSETS–100.00%		$764,650,768

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 $4,454,683, which represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. American Franchise Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Van Kampen V.I. American Franchise Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$758,370,842	$12,158,228	$--	$770,529,070

Invesco Van Kampen V.I. American Franchise Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $897,932,030 and $491,535,221, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$185,161,615
Aggregate unrealized (depreciation) of investment securities	(13,190,513)
Net unrealized appreciation of investment securities	$171,971,102
Cost of investments for tax purposes is $598,557,968.

Invesco Van Kampen V.I. American Franchise Fund

Invesco Van Kampen V.I. American Value Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VK-VIAMVA-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–88.19%

Alternative Carriers–3.88%
tw telecom Inc. (b)	505,751	$13,184,928

Asset Management & Custody Banks–2.23%
Northern Trust Corp.	163,587	7,592,891

Automotive Retail–1.62%
Advance Auto Parts, Inc.	80,751	5,526,598

Communications Equipment–1.43%
Juniper Networks, Inc. (b)	284,264	4,863,757

Computer Hardware–1.96%
Diebold, Inc.	198,086	6,677,479

Construction & Engineering–0.32%
Foster Wheeler AG (Switzerland)(b)	45,809	1,097,584

Data Processing & Outsourced Services–3.02%
Fidelity National Information Services, Inc.	329,242	10,278,935

Diversified Banks–1.92%
Comerica, Inc.	209,973	6,519,662

Electric Utilities–3.42%
Edison International	254,276	11,617,870

Electronic Manufacturing Services–1.90%
Flextronics International Ltd. (Singapore)(b)	1,076,303	6,457,818

Food Distributors–1.21%
Sysco Corp.	131,807	4,121,605

Food Retail–0.69%
Safeway Inc.	146,731	2,360,902

Health Care Facilities–5.59%
Brookdale Senior Living Inc. (b)	395,463	9,182,651

HealthSouth Corp. (b)	373,452	8,985,255

Universal Health Services, Inc. -Class B	18,631	851,996

		19,019,902

Heavy Electrical Equipment–2.33%
Babcock & Wilcox Co. (The) (b)	311,342	7,929,881

Home Furnishings–3.16%
Mohawk Industries, Inc. (b)	134,138	10,733,723

	Shares	Value
Housewares & Specialties–3.49%
Newell Rubbermaid Inc.	621,347	$11,861,514

Industrial Machinery–4.78%
Ingersoll-Rand PLC	108,193	4,849,210

Snap-on Inc.	158,805	11,413,316

		16,262,526

Insurance Brokers–4.77%
Marsh & McLennan Cos., Inc.	278,023	9,433,321

Willis Group Holdings PLC	183,821	6,786,671

		16,219,992

Integrated Oil & Gas–1.41%
Murphy Oil Corp.	89,257	4,792,208

Investment Banking & Brokerage–0.43%
Charles Schwab Corp. (The)	114,863	1,469,098

Life Sciences Tools & Services–1.01%
PerkinElmer, Inc.	116,709	3,439,414

Motorcycle Manufacturers–1.26%
Harley-Davidson, Inc.	101,187	4,287,293

Multi-Utilities–2.46%
CenterPoint Energy, Inc.	286,936	6,111,737

Wisconsin Energy Corp.	59,798	2,252,590

		8,364,327

Office Electronics–2.60%
Zebra Technologies Corp. -Class A (b)	236,012	8,859,890

Oil & Gas Exploration & Production–2.69%
Newfield Exploration Co. (b)	108,106	3,385,880

Pioneer Natural Resources Co.	55,043	5,746,489

		9,132,369

Oil & Gas Storage & Transportation–2.34%
Williams Cos., Inc. (The)	227,800	7,966,166

Packaged Foods & Meats–2.82%
ConAgra Foods, Inc.	347,403	9,584,849

Paper Packaging–4.89%
Sealed Air Corp.	607,762	9,396,001

Sonoco Products Co.	233,864	7,247,445

		16,643,446

Personal Products–0.95%
Avon Products, Inc.	201,941	3,220,959

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. American Value Fund

	Shares	Value
Property & Casualty Insurance–2.65%
ACE Ltd.	119,301	$9,019,156

Regional Banks–4.82%
BB&T Corp.	253,123	8,393,559

Wintrust Financial Corp.	212,760	7,993,393

		16,386,952

Restaurants–1.27%
Darden Restaurants, Inc.	77,630	4,327,872

Retail REIT’s–1.78%
Weingarten Realty Investors	215,000	6,043,650

Specialty Chemicals–1.92%
W.R. Grace & Co. (b)	110,276	6,515,106

Specialty Stores–1.92%
Staples, Inc.	567,477	6,537,335

Systems Software–2.19%
BMC Software, Inc. (b)	179,163	7,433,473

Trucking–1.06%
Swift Transportation Co. (b)	416,657	3,591,583

Total Common Stocks & Other Equity Interests (Cost $258,305,573)		299,942,713

	Principal
Bonds and Notes–1.14%

Health Care Facilities–1.14%
Brookdale Senior Living Inc. Sr. Unsec. Conv. Notes 2.75% 06/15/18 (Cost $3,247,042)	$3,530,000	3,885,206

	Shares
Preferred Stocks–1.86%

Health Care Facilities–0.92%
HealthSouth Corp. Series A, $65.00 Conv. Pfd.	2,851	3,113,648

Healthcare–0.94%
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	58,187	3,207,268

Total Preferred Stocks (Cost $5,586,137)		6,320,916

Money Market Funds–9.15%
Liquid Assets Portfolio – Institutional Class (c)	15,562,114	15,562,114

Premier Portfolio – Institutional Class (c)	15,562,114	15,562,114

Total Money Market Funds (Cost $31,124,228)		31,124,228

TOTAL INVESTMENTS–100.34% (Cost $298,262,980)		341,273,063

OTHER ASSETS LESS LIABILITIES–(0.34)%		(1,160,306)

NET ASSETS–100.00%		$340,112,757

Investment Abbreviations:

Conv.	—Convertible
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. American Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Call Options Written and Purchased – The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

E.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in

Invesco Van Kampen V.I. American Value Fund

E.	Put Options Purchased – (continued) the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$334,274,209	$3,113,648	$—	$337,387,857

Corporate Debt Securities	—	3,885,206	—	3,885,206

Total Investments	$334,274,209	$6,998,854	$—	$341,273,063

NOTE 3 — Derivative Investments

Transactions During the Period

	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—

Written	2,425	390,068

Closed	(2,425)	(390,068)

End of period	—	$—

Invesco Van Kampen V.I. American Value Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $58,560,739 and $58,498,374, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$57,303,394

Aggregate unrealized (depreciation) of investment securities	(15,269,074)

Net unrealized appreciation of investment securities	$42,034,320

Cost of investments for tax purposes is $299,238,743.

Invesco Van Kampen V.I. American Value Fund

Invesco Van Kampen V.I. Comstock Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VK-VICOM-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.32%

Aerospace & Defense–1.35%

Honeywell International Inc.	221,311	$13,223,332

Textron Inc.	486,120	12,721,761

		25,945,093

Agricultural Products–0.49%

Archer-Daniels-Midland Co.	347,284	9,439,179

Aluminum–1.10%
Alcoa Inc.	2,393,607	21,183,422

Asset Management & Custody Banks–2.41%

Bank of New York Mellon Corp. (The)	1,658,342	37,511,696

State Street Corp.	209,852	8,805,390

		46,317,086

Automobile Manufacturers–1.62%

General Motors Co. (b)	1,362,920	31,006,430

Cable & Satellite–5.48%

Comcast Corp. -Class A	1,631,399	58,355,142

Time Warner Cable Inc.	492,305	46,798,513

		105,153,655

Communications Equipment–1.07%

Cisco Systems, Inc.	1,075,085	20,523,373

Computer Hardware–1.72%

Dell Inc.	396,456	3,909,056

Hewlett-Packard Co.	1,702,066	29,037,246

		32,946,302

Department Stores–0.39%

Kohl’s Corp.	147,498	7,554,848

Diversified Banks–2.94%

U.S. Bancorp	416,231	14,276,723

Wells Fargo & Co.	1,222,236	42,203,809

		56,480,532

Drug Retail–1.79%

CVS Caremark Corp.	710,112	34,383,623

Electric Utilities–2.38%

FirstEnergy Corp.	371,479	16,382,224

PPL Corp.	1,008,148	29,286,699

		45,668,923

Electrical Components & Equipment–1.12%

Emerson Electric Co.	443,613	21,413,199

	Shares	Value

Electronic Components–1.31%

Corning Inc.	1,907,768	$25,087,149

General Merchandise Stores–0.82%

Target Corp.	249,090	15,809,742

Health Care Distributors–0.80%

Cardinal Health, Inc.	392,603	15,299,739

Home Improvement Retail–1.08%

Lowe’s Cos., Inc.	686,444	20,758,067

Hotels, Resorts & Cruise Lines–0.96%

Carnival Corp.	503,281	18,339,560

Household Products–0.36%

Procter & Gamble Co. (The)	100,077	6,941,341

Hypermarkets & Super Centers–0.41%

Wal-Mart Stores, Inc.	106,195	7,837,191

Industrial Conglomerates–2.26%

General Electric Co.	1,909,331	43,360,907

Industrial Machinery–1.58%

Ingersoll-Rand PLC	674,407	30,226,922

Integrated Oil & Gas–7.07%

BP PLC -ADR (United Kingdom)	1,029,697	43,617,965

Chevron Corp.	250,031	29,143,613

Murphy Oil Corp.	534,014	28,671,212

Royal Dutch Shell PLC -ADR (United Kingdom)	491,390	34,107,380

		135,540,170

Integrated Telecommunication Services–1.76%

AT&T Inc.	386,143	14,557,591

Verizon Communications Inc.	422,546	19,255,421

		33,813,012

Internet Software & Services–3.27%

eBay Inc. (b)	660,903	31,994,314

Yahoo! Inc. (b)	1,925,619	30,761,764

		62,756,078

Investment Banking & Brokerage–1.75%

Goldman Sachs Group, Inc. (The)	155,300	17,654,504

Morgan Stanley	949,805	15,899,736

		33,554,240

Life & Health Insurance–1.52%

Aflac, Inc.	152,674	7,310,031

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Comstock Fund

	Shares	Value

Life & Health Insurance–(continued)

MetLife, Inc.	631,559	$21,763,523

		29,073,554

Managed Health Care–2.91%

UnitedHealth Group Inc.	665,773	36,890,482

WellPoint, Inc.	327,468	18,996,419

		55,886,901

Movies & Entertainment–4.88%

News Corp. -Class B	1,270,383	31,505,499

Time Warner Inc.	435,176	19,726,528

Viacom Inc. -Class B	790,865	42,382,455

		93,614,482

Oil & Gas Drilling–0.53%

Noble Corp. (b)	282,501	10,107,886

Oil & Gas Equipment & Services–3.86%

Halliburton Co.	1,099,598	37,045,457

Weatherford International Ltd. (b)	2,915,306	36,966,080

		74,011,537

Oil & Gas Exploration & Production–1.16%

QEP Resources Inc.	701,437	22,207,495

Other Diversified Financial Services–7.50%

Bank of America Corp.	2,716,933	23,990,519

Citigroup Inc.	1,890,389	61,853,528

JPMorgan Chase & Co.	1,433,021	58,008,690

		143,852,737

Packaged Foods & Meats–2.89%

Mondelez International Inc. -Class A	669,165	27,669,973

Unilever N.V. -New York Shares (Netherlands)	783,932	27,813,907

		55,483,880

Paper Products–1.81%

International Paper Co.	958,163	34,800,480

Pharmaceuticals–10.60%

Bristol-Myers Squibb Co.	1,055,961	35,638,684

GlaxoSmithKline PLC -ADR (United Kingdom)	454,348	21,009,051

Merck & Co., Inc.	944,427	42,593,658

Novartis AG (Switzerland)	278,314	17,032,083

Pfizer Inc.	1,854,430	46,082,585

Roche Holding AG -ADR (Switzerland)	340,186	15,899,851

Sanofi -ADR (France)	585,294	25,202,760

		203,458,672

Property & Casualty Insurance–3.90%

Allstate Corp. (The)	1,226,348	48,575,644

	Shares	Value

Property & Casualty Insurance–(continued)

Travelers Cos., Inc. (The)	384,651	$26,256,277

		74,831,921

Regional Banks–2.62%

Fifth Third Bancorp	1,316,290	20,415,658

PNC Financial Services Group, Inc.	472,031	29,785,156

		50,200,814

Semiconductors–0.62%

Intel Corp.	526,746	11,946,599

Soft Drinks–0.14%

PepsiCo, Inc.	38,718	2,740,073

Specialty Stores–0.61%

Staples, Inc.	1,010,573	11,641,801

Systems Software–2.53%

Microsoft Corp.	1,628,706	48,502,865

Wireless Telecommunication Services–0.95%

Vodafone Group PLC -ADR (United Kingdom)	640,564	18,252,871

Total Common Stocks & Other Equity Interests (Cost $1,836,956,940)		1,847,954,351

Money Market Funds–4.01%

Liquid Assets Portfolio – Institutional Class(c)	38,495,257	38,495,257

Premier Portfolio – Institutional Class(c)	38,495,258	38,495,258

Total Money Market Funds (Cost $76,990,515)		76,990,515

TOTAL INVESTMENTS–100.33% (Cost $1,913,947,455)		1,924,944,866

OTHER ASSETS LESS LIABILITIES–(0.33)%		(6,261,806)

NET ASSETS–100.00%		$1,918,683,060

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. Comstock Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Van Kampen V.I. Comstock Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,909,045,015	$15,899,851	$--	$1,924,944,866
Foreign Currency Contracts*	--	656,872	--	656,872
Total Investments	$1,909,045,015	$16,556,723	$--	$1,925,601,738

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
10/26/12	State Street	CHF	8,469,257	USD	9,038,705	$9,010,246	$28,459
10/26/12	CIBC World Markets	CHF	8,469,764	USD	9,038,705	9,010,784	27,921
10/26/12	Bank of New York	CHF	4,234,792	USD	4,519,353	4,505,297	14,056
10/26/12	Citibank Capital	CHF	4,271,657	USD	4,559,036	4,544,517	14,519
10/26/12	State Street	EUR	10,106,155	USD	13,051,594	12,990,636	60,958
10/26/12	CIBC World Markets	EUR	10,284,348	USD	13,282,595	13,219,689	62,906
10/26/12	Bank of New York	EUR	19,679,067	USD	25,410,182	25,295,832	114,350
10/26/12	Citibank Capital	EUR	20,048,844	USD	25,889,273	25,771,151	118,122
10/26/12	State Street	GBP	14,197,428	USD	22,994,169	22,924,019	70,150
10/26/12	CIBC World Markets	GBP	15,047,333	USD	24,373,820	24,296,326	77,494
10/26/12	Bank of New York	GBP	7,100,017	USD	11,497,085	11,464,113	32,972
10/26/12	Citibank Capital	GBP	7,150,299	USD	11,580,267	11,545,302	34,965
							$656,872

Currency Abbreviations:

CHF – Swiss Franc	EUR – Euro

GBP -- British Pound Sterling	USD -- U.S. Dollar

Invesco Van Kampen V.I. Comstock Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $201,140,049 and $353,823,887, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$235,300,005
Aggregate unrealized (depreciation) of investment securities	(229,552,135)
Net unrealized appreciation of investment securities	$5,747,870
Cost of investments for tax purposes is $1,919,196,996.

Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity and Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VK-VIEQI-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–60.39%

Agricultural Products–0.72%

Archer-Daniels-Midland Co.	269,177	$7,316,231

Asset Management & Custody Banks–1.07%

Northern Trust Corp.	115,089	5,341,856
State Street Corp.	131,377	5,512,579
		10,854,435

Biotechnology–0.33%

Amgen Inc.	40,336	3,401,131

Cable & Satellite–2.62%

Comcast Corp. –Class A	408,049	14,595,913
Time Warner Cable Inc.	127,282	12,099,427
		26,695,340

Communications Equipment–0.26%

Juniper Networks, Inc. (b)	156,445	2,676,774

Data Processing & Outsourced Services–0.58%

Western Union Co. (The)	325,380	5,928,424

Department Stores–0.54%

Kohl’s Corp.	106,495	5,454,674

Diversified Banks–1.69%

Comerica Inc.	149,859	4,653,122
U.S. Bancorp	121,399	4,163,986
Wells Fargo & Co.	242,623	8,377,772
		17,194,880

Diversified Chemicals–0.72%

PPG Industries, Inc.	63,940	7,342,870

Diversified Support Services–0.50%

Cintas Corp.	123,645	5,125,085

Drug Retail–0.43%

Walgreen Co.	118,800	4,329,072

Electric Utilities–1.84%

Edison International	114,118	5,214,052
Entergy Corp.	53,584	3,713,371
FirstEnergy Corp.	113,792	5,018,227
Pinnacle West Capital Corp.	91,250	4,818,000
		18,763,650

Food Distributors–0.74%

Sysco Corp.	240,637	7,524,719

Health Care Equipment–1.28%

Medtronic, Inc.	302,722	13,053,373

	Shares	Value

Home Improvement Retail–0.94%

Home Depot, Inc. (The)	157,857	$9,529,827

Hotels, Resorts & Cruise Lines–0.66%

Carnival Corp.	184,947	6,739,469

Household Products–1.67%

Energizer Holdings, Inc.	57,934	4,322,456
Procter & Gamble Co. (The)	182,794	12,678,592
		17,001,048

Industrial Conglomerates–4.48%

General Electric Co.	1,341,504	30,465,556
Tyco International Ltd.	268,676	15,115,712
		45,581,268

Industrial Machinery–0.83%

Ingersoll-Rand PLC	187,692	8,412,355

Insurance Brokers–2.60%

Aon PLC	111,500	5,830,335
Marsh & McLennan Cos., Inc.	486,528	16,507,895
Willis Group Holdings PLC	111,378	4,112,076
		26,450,306

Integrated Oil & Gas–2.53%

Chevron Corp.	119,114	13,883,928
Exxon Mobil Corp.	93,455	8,546,459
Occidental Petroleum Corp.	38,482	3,311,761
		25,742,148

Integrated Telecommunication Services–0.67%

Verizon Communications Inc.	148,613	6,772,294

Internet Software & Services–1.47%

eBay Inc. (b)	309,955	15,004,922

Investment Banking & Brokerage–1.28%

Charles Schwab Corp. (The)	495,623	6,339,018
Goldman Sachs Group, Inc. (The)	15,064	1,712,475
Morgan Stanley	294,709	4,933,429
		12,984,922

Investment Companies – Exchange Traded Funds–0.26%

SPDR S&P Homebuilders ETF	107,200	2,660,704

IT Consulting & Other Services–0.67%

Amdocs Ltd.	207,808	6,855,586

Managed Health Care–1.95%

Cigna Corp.	110,479	5,211,294

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value

Managed Health Care–(continued)

UnitedHealth Group Inc.	189,464	$10,498,200
WellPoint, Inc.	70,849	4,109,951
		19,819,445

Movies & Entertainment–2.33%

Time Warner Inc.	200,209	9,075,474
Viacom Inc. -Class B	273,941	14,680,498
		23,755,972

Oil & Gas Equipment & Services–0.81%

Baker Hughes Inc.	105,276	4,761,633
Halliburton Co.	102,665	3,458,784
		8,220,417

Oil & Gas Exploration & Production–2.21%

Anadarko Petroleum Corp.	181,495	12,690,130
ConocoPhillips	68,038	3,890,413
Devon Energy Corp.	84,601	5,118,361
WPX Energy Inc. (b)	44,494	738,155
		22,437,059

Oil & Gas Storage & Transportation–0.72%

Williams Cos., Inc. (The)	209,010	7,309,080

Other Diversified Financial Services–4.56%

Citigroup Inc.	434,420	14,214,222
JPMorgan Chase & Co.	795,724	32,210,908
		46,425,130

Packaged Foods & Meats–1.58%

Mondelez International Inc.	166,727	6,894,162
Unilever N.V. (Netherlands)	259,630	9,211,672
		16,105,834

Personal Products–1.17%

Avon Products, Inc.	746,153	11,901,140

Pharmaceuticals–5.27%

Bristol-Myers Squibb Co.	334,506	11,289,578
Eli Lilly & Co.	131,538	6,236,217
Hospira, Inc. (b)	55,782	1,830,765
Merck & Co., Inc.	321,435	14,496,718
Novartis AG (Switzerland)	67,014	4,101,080
Novartis AG -ADR (Switzerland)	11,820	724,093
Pfizer Inc.	603,143	14,988,104
		53,666,555

Property & Casualty Insurance–0.53%

Chubb Corp. (The)	71,111	5,424,347

Regional Banks–2.45%

BB&T Corp.	209,695	6,953,486
Fifth Third Bancorp	360,090	5,584,996

	Shares	Value

Regional Banks–(continued)

PNC Financial Services Group, Inc.	195,984	$12,366,590
		24,905,072

Semiconductor Equipment–0.63%

Applied Materials, Inc.	574,669	6,416,179

Semiconductors–0.50%

Intel Corp.	224,165	5,084,062

Soft Drinks–1.50%

Coca-Cola Co. (The)	127,852	4,849,426
PepsiCo, Inc.	147,061	10,407,507
		15,256,933

Systems Software–1.48%

Microsoft Corp.	504,402	15,021,092

Wireless Telecommunication Services–1.32%

Vodafone Group PLC –ADR (United Kingdom)	471,687	13,440,721
Total Common Stocks & Other Equity Interests (Cost $504,851,497)		614,584,545

	Principal Amount
Bonds and Notes–18.73%

Advertising–0.01%

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$100,000	111,844

Aerospace & Defense–0.02%

Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	185,000	190,378

Agricultural Products–0.03%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	318,104

Air Freight & Logistics–0.03%

United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	295,000	298,799

Airlines–0.11%

Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	300,618	323,540
Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	510,000	524,981

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	$213,013	$234,847
		1,083,368

Airport Services–0.05%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	535,000	545,465

Alternative Carriers–0.16%

tw telecom inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(d)	1,136,000	1,613,120

Application Software–0.02%

Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	209,245

Asset Management & Custody Banks–0.28%

Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(d)	2,511,000	2,810,751

Automobile Manufacturers–0.11%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(c)	700,000	706,111
Ford Motor Credit Co. LLC., Sr. Global Notes, 2.50%, 01/15/16	450,000	456,287
		1,162,398

Automotive Retail–0.11%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	585,000	677,732
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	395,000	422,969
Sr. Unsec. Notes, 5.88%, 10/15/12	60,000	60,106
		1,160,807

Biotechnology–1.09%

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	1,894,000	1,267,796
Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	3,793,000	5,952,640
Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	2,987,000	3,851,363
		11,071,799

Brewers–0.11%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	325,000	326,976
3.63%, 04/15/15	395,000	423,889

	Principal Amount	Value

Brewers–(continued)

5.38%, 01/15/20	$50,000	$62,132
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	325,000	351,296
		1,164,293

Broadcasting–0.06%

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	445,000	490,259
Sr. Unsec. Notes, 8.38%, 03/01/39(c)	80,000	122,737
		612,996

Cable & Satellite–0.44%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	445,000	541,889
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	305,000	396,142
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	225,000	231,375
5.15%, 03/15/42	370,000	381,314
NBC Universal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	230,000	234,916
5.15%, 04/30/20	175,000	207,960
5.95%, 04/01/41	215,000	267,333
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	470,000	555,265
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	1,470,000	1,623,816
		4,440,010

Casinos & Gaming–1.04%

International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	4,229,000	4,437,807
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	5,867,000	6,112,680
		10,550,487

Communications Equipment–0.34%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(c)	3,177,000	3,435,131

Computer Hardware–0.04%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	420,000	431,804

Computer Storage & Peripherals–1.49%

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	7,906,000	7,851,646

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal Amount	Value

Computer Storage & Peripherals–(continued)

1.50%, 08/15/17	$6,388,000	$7,262,358
		15,114,004

Construction & Farm Machinery & Heavy Trucks–0.13%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,313,124

Construction Materials–0.52%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	5,300,000	5,276,812

Consumer Finance–0.10%

American Express Credit Corp.,Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	35,000	37,106
Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	50,000	61,475
SLM Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	920,000	952,387
		1,050,968

Diversified Banks–1.16%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	155,000	157,070
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	675,000	689,967
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	550,000	552,288
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	395,000	404,224
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	200,000	206,002
6.75%, 05/22/19	510,000	620,709
Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	283,187
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(c)	390,000	390,756
Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	1,500,000	1,505,494
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	565,000	580,212
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	325,000	331,766
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	565,000	621,510
ING Bank N.V. (Netherlands), Unsec. Notes, 3.75%, 03/07/17(c)	755,000	784,200
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	216,238

	Principal Amount	Value

Diversified Banks–(continued)

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	$190,000	$201,445
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(c)	245,000	278,385
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	490,000	545,681
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	200,000	195,591
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	705,000	701,530
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	255,000	267,357
5.50%, 11/18/14(c)	100,000	106,417
U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	530,000	536,520
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	450,000	475,370
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	50,000	53,487
Sr. Unsec. Notes, 5.63%, 12/11/17	580,000	696,589
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	440,000	446,168
		11,848,163

Diversified Capital Markets–0.05%

UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	250,000	295,904
Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	210,000	248,142
		544,046

Diversified Metals & Mining–0.11%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	200,000	262,543
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	455,000	459,648
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	295,000	404,030
Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	5,000	5,626
6.75%, 04/16/40	10,000	11,622
		1,143,469

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal Amount	Value

Diversified REIT’s–0.12%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	$1,155,000	$1,195,661

Diversified Support Services–0.04%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	397,269

Drug Retail–0.04%

CVS Pass-Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	369,352	420,907

Electric Utilities–0.15%

Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	150,000	167,732
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(c)	425,000	440,885
Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	200,000	204,854
Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	416,775
Ohio Power Co.,Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	246,502
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	69,982
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	17,965
		1,564,695

Electronic Components–0.00%

Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	35,000	44,007

Environmental & Facilities Services–0.04%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	395,000	418,867

Fertilizers & Agricultural Chemicals–0.04%

Monsanto Co., Sr. Unsec. Global Notes, 3.60%, 07/15/42	365,000	364,611

Food Retail–0.02%

Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Yankee Bonds, 5.88%, 02/01/14	180,000	189,464

General Merchandise Stores–0.08%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	808,141

	Principal Amount	Value

Gold–0.28%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	$425,000	$448,776
3.85%, 04/01/22	285,000	300,967
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	500,000	575,483
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	665,000	673,411
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	855,000	868,720
		2,867,357

Health Care Equipment–0.52%

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,059,150
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	3,372,000	4,261,365
		5,320,515

Health Care Facilities–0.69%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	2,466,501
LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,141,000	4,521,454
		6,987,955

Health Care Services–0.53%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	570,000	621,254
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	320,400
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	220,000	230,229
Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	2,681,000	2,637,434
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(d)	1,625,000	1,612,813
		5,422,130

Hotels, Resorts & Cruise Lines–0.13%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 4.25%, 03/01/22	600,000	612,157
5.63%, 03/01/21	580,000	642,573
7.38%, 03/01/20	20,000	24,146
		1,278,876

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal Amount	Value

Housewares & Specialties–0.06%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	$605,000	$644,490

Hypermarkets & Super Centers–0.01%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	71,705

Industrial Conglomerates–0.48%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 4.65%, 10/17/21	430,000	483,906
Series G, Sr. Unsec. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	3,450,000	3,469,344
Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	300,000	365,544
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	485,000	574,837
Koninklijke Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	25,000	30,418
		4,924,049

Industrial Machinery–0.08%

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	690,000	776,899

Integrated Oil & Gas–0.07%

Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	195,000	227,259
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	300,000	321,340
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	123,081
		671,680

Integrated Telecommunication Services–0.41%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	6,198
AT&T Inc., Sr. Unsec. Global Notes, 1.60%, 02/15/17	455,000	467,314
2.50%, 08/15/15	20,000	21,083
3.00%, 02/15/22	555,000	587,867
5.35%, 09/01/40	101,000	122,122
6.15%, 09/15/34	140,000	178,342
CenturyLink Inc.,Series U, Sr. Unsec. Global Notes, 7.65%, 03/15/42	330,000	355,494
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	155,000	233,980
France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	260,000	311,823

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	$520,000	$575,232
Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	230,000	248,336
4.75%, 11/01/41	210,000	243,402
6.35%, 04/01/19	260,000	334,113
6.40%, 02/15/38	300,000	407,144
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	39,000	39,884
		4,132,334

Investment Banking & Brokerage–0.85%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	582,254
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	400,000	441,283
6.15%, 04/01/18	550,000	643,686
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	65,000	68,498
Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	417,461
Series C, Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(e)	3,328,000	3,339,981
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	50,000	52,714
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	700,000	723,261
4.00%, 07/24/15	610,000	633,147
6.38%, 07/24/42	705,000	780,079
Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	732,776
5.75%, 01/25/21	220,000	243,134
		8,658,274

Life & Health Insurance–0.16%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	301,354
MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	475,465
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	215,000	239,975
Prudential Financial, Inc., Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	255,000	281,099
Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	50,000	53,231
6.63%, 12/01/37	110,000	137,564
7.38%, 06/15/19	105,000	133,232
		1,621,920

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal Amount	Value

Managed Health Care–0.06%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	$605,000	$657,938

Movies & Entertainment–0.38%

Liberty Interractive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(d)	2,627,200	3,710,920
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	154,588
		3,865,508

Multi-Line Insurance–0.04%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	325,000	378,792

Office Electronics–0.00%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	42,535

Office REIT’s–0.04%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	358,870

Oil & Gas Drilling–0.02%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	154,370

Oil & Gas Equipment & Services–0.24%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 12/15/12(d)	1,940,000	1,955,763
3.25%, 03/15/18(d)	466,000	519,881
		2,475,644

Oil & Gas Exploration & Production–0.51%

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	18,868
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	570,000	643,901
5.50%, 01/21/21	665,000	779,928
Southwestern Energy Co., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/22(c)	755,000	804,183
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(c)	3,053,000	2,921,339
		5,168,219

Oil & Gas Refining & Marketing–0.04%

Phillips 66, Sr. Unsec. Gtd. Notes, 1.95%, 03/05/15(c)	385,000	395,101

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.13%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	$155,000	$183,091
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	31,058
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	305,153
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	377,774
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	164,085
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	247,147
		1,308,308

Other Diversified Financial Services–0.97%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,124,798
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	401,779
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	424,969
Citigroup Funding Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	3,450,000	3,462,133
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	71,352
6.13%, 11/21/17	495,000	581,884
8.50%, 05/22/19	455,000	601,453
Sr. Unsec. Notes, 4.75%, 05/19/15	75,000	80,677
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	340,000	343,997
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	75,000	81,205
ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(c)	765,000	803,930
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	400,000	438,609
4.50%, 01/24/22	80,000	89,040
4.75%, 05/01/13	65,000	66,670
Sr. Unsec. Notes, 6.00%, 01/15/18	615,000	733,148

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal Amount	Value

Other Diversified Financial Services–(continued)

Unsec. Sub. Global Notes, 5.13%, 09/15/14	$70,000	$75,292
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	410,000	492,069
Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04; Cost $90,000) (c)(f)(g)(h)	90,000	0
		9,873,005

Packaged Foods & Meats–0.10%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	270,000	299,385
Mondelez International Inc., Sr. Unsec. Global Notes, 7.00%, 08/11/37	305,000	428,945
Sr. Unsec. Notes, 6.88%, 01/26/39	200,000	278,743
		1,007,073

Paper Products–0.03%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	301,246

Pharmaceuticals–0.59%

Endo Health Solutions, Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	2,398,000	2,933,054
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	92,441
6.38%, 05/15/38	70,000	99,649
Merck & Co. Inc., Sr. Unsec. Global Notes, 5.00%, 06/30/19	280,000	339,286
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19(c)	1,135,000	1,105,206
2.75%, 05/15/15	1,203,000	1,414,277
		5,983,913

Property & Casualty Insurance–0.05%

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	31,101
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	447,594
		478,695

Railroads–0.07%

CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	80,000	102,385
Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	459,048
Union Pacific Corp., Sr. Unsec. Notes, 6.13%, 02/15/20	110,000	137,476
		698,909

	Principal Amount	Value

Regional Banks–0.12%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	$485,000	$542,722
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	426,422
Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	185,000	237,466
		1,206,610

Restaurants–0.01%

Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	110,000	133,984

Retail REIT’s–0.06%

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	230,000	250,229
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	270,000	329,948
		580,177

Semiconductor Equipment–0.44%

Lam Research Corp., Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	2,939,003
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	1,399,000	1,560,759
		4,499,762

Semiconductors–1.02%

Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(c)(d)	1,193,000	1,241,466
Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(d)	4,600,000	4,786,875
Micron Technology Inc.-Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(d)	2,200,000	1,989,625
Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37	635,000	762,000
3.13%, 03/15/37(c)	1,302,000	1,562,400
		10,342,366

Sovereign Debt–0.01%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	119,900
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	13,287
		133,187

Specialized Finance–0.10%

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	300,000	310,875

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal Amount	Value

Specialized Finance–(continued)

Moody’s Corp., Sr. Unsec. Global Notes,, 4.50%, 09/01/22	$485,000	$516,798
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	207,364
		1,035,037

Specialized REIT’s–0.19%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	170,000	182,935
Sr. Unsec. Notes, 4.50%, 01/15/18	950,000	1,053,233
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	511,830
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	200,000	213,559
		1,961,557

Steel–0.22%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.10%, 06/01/19	446,000	515,991
Sr. Unsec. Global Notes, 4.00%, 08/05/15	585,000	585,633
6.13%, 06/01/18	15,000	15,137
7.00%, 03/01/41	115,000	103,755
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	21,332
5.63%, 09/15/19	660,000	743,525
6.88%, 11/10/39	185,000	217,136
		2,202,509

Thrifts & Mortgage Finance–0.36%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	5,337,000	3,655,845

Tobacco–0.00%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	38,412

Trading Companies & Distributors–0.00%

GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	20,000	20,002

Trucking–0.09%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Notes, 2.50%, 03/15/16(c)	670,000	670,821
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	291,363
		962,184

	Principal Amount	Value

Wireless Telecommunication Services–0.43%

Alltel Corp., Sr. Unsec. Notes, 7.00%, 03/15/16	$1,000,000	$1,200,734
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	600,000	619,092
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	265,642
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	370,000	387,575
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	1,281,000	1,953,525
		4,426,568
Total Bonds and Notes (Cost $176,352,631)		190,629,517

U.S. Treasury Securities–11.16%

U.S. Treasury Bills–0.03%

0.10%, 11/15/12(i)(j)	340,000	339,972

U.S. Treasury Notes–8.31%

1.50%, 12/31/13	1,085,000	1,102,546
0.25%, 02/28/14	7,500,000	7,504,102
1.75%, 03/31/14	2,300,000	2,352,289
2.63%, 07/31/14	1,100,000	1,147,695
2.38%, 10/31/14	15,720,000	16,407,750
2.13%, 11/30/14	5,250,000	5,458,359
2.25%, 01/31/15	6,000,000	6,274,688
2.50%, 03/31/15	275,000	290,211
2.13%, 05/31/15	680,000	712,938
2.25%, 03/31/16	2,000,000	2,130,313
2.63%, 04/30/16	14,000,000	15,113,437
0.63%, 05/31/17	380,000	381,069
0.75%, 06/30/17	9,000,000	9,071,719
4.00%, 08/15/18	3,055,000	3,622,084
1.25%, 01/31/19	9,000,000	9,194,062
3.63%, 08/15/19	1,525,000	1,791,160
3.38%, 11/15/19	300,000	347,859
3.63%, 02/15/20	46,000	54,208
2.63%, 11/15/20	600,000	662,531
2.13%, 08/15/21	175,000	185,172
2.00%, 11/15/21	240,000	250,613
1.75%, 05/15/22	485,000	491,896
3.88%, 08/15/40	20,000	24,447
		84,571,148

U.S. Treasury Bonds–2.82%

8.13%, 08/15/21	2,700,000	4,230,984
6.63%, 02/15/27	2,500,000	3,894,141
5.38%, 02/15/31	8,995,000	13,013,235
4.25%, 05/15/39	805,000	1,043,481
4.50%, 08/15/39	40,000	53,863
4.63%, 02/15/40	250,000	343,320
4.38%, 05/15/40	80,000	105,875

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Treasury Bonds–(continued)

4.25%, 11/15/40	$2,000,000	$2,597,813

3.13%, 11/15/41	3,000,000	3,197,344

3.00%, 05/15/42	210,000	217,875

		28,697,931

Total U.S. Treasury Securities (Cost $105,247,947)		113,609, 051

	Shares

Preferred Stocks–1.76%

Health Care Facilities–0.30%

HealthSouth Corp. Series A, $65.00 Conv. Pfd.	2,785	3,041,568

Health Care Services–0.12%

Omnicare Capital Trust II Series B, $2.00 Conv. Pfd.	26,407	1,228,718

Multi-Utilities–0.25%

CenterPoint Energy, Inc. Unsec. Sub. Variable Rate. Conv. Pfd.(b)	62,215	2,500,265

Oil & Gas Storage & Transportation–0.51%

El Paso Energy Captial Trust I $2.38 Conv. Pfd	95,499	5,189,416

Regional Banks–0.37%

KeyCorp Series A, $7.75 Conv. Pfd.	30,290	3,748,387

Research & Consulting Services–0.04%

Nielsen Holdings N.V. $3.13 Conv. Pfd.	7,510	423,142

Trucking–0.17%

2010 Swift Mandatory Common Exchange Security Trust $0.66 Conv. Pfd.(c)	199,220	1,776,923

Total Preferred Stocks (Cost $13,630,400)		17,908,419

	Principal Amount

U.S. Government Sponsored Agency Securities–0.74%

Federal Home Loan Mortgage Corp. (FHLMC)–0.54%

Sr. Unsec. Global Bonds, 6.75%, 03/15/31	$750,000	1,172,573

Sr. Unsec. Global Notes, 3.00%, 07/28/14	1,020,000	1,071,254

5.00%, 04/18/17	1,500,000	1,793,352

5.50%, 08/23/17	140,000	172,174

Unsec. Global Notes, 4.88%, 06/13/18	1,000,000	1,219,248

		5,428,601

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–0.20%

Sr. Unsec. Global Notes, 4.38%, 10/15/15	$1,700,000	$1,905,141

Unsec. Global Notes, 2.63%, 11/20/14	130,000	136,477

		2,041,618

Total U.S. Government Sponsored Agency Securities (Cost $6,678,619)		7,470,219

Municipal Obligation–0.03%

Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $240,000)	240,000	293,431

Asset-Backed Securities–0.00%

Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37 (Cost $7,173)	7,319	7,298

U.S. Government Sponsored Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 02/01/26	4,664	5,242

5.50%, 02/01/37	447	488

		5,730

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 6.00%, 01/01/17	1,190	1,269

5.50%, 03/01/21	417	455

8.00%, 08/01/21	3,226	3,647

9.50%, 04/01/30	9,453	11,448

		16,819

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $20,666)		22,549

	Shares
Money Market Funds–6.96%

Liquid Assets Portfolio – Institutional Class (k)	35,415,565	35,415,565

Premier Portfolio – Institutional Class (k)	35,415,564	35,415,564

Total Money Market Funds (Cost $70,831,129)		70,831,129

TOTAL INVESTMENTS–99.77% (Cost $877,860,062)		1,015,356,158

OTHER ASSETS LESS LIABILITIES–0.23%		2,305,821

NET ASSETS–100.00%		$1,017,661,979

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

Investment Abbreviations:

ADR	— American Depositary Receipt
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
Disc.	— Discounted
ETF	— Exchange-Traded Fund
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred

RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
SPDR	— Standard & Poor’s Depositary Receipt
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $30,618,309, which represented 3.01% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Exchangeable for a basket of four common stocks and one ordinary share.

(f)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2012 represented 0.00% of the Fund’s Net Assets.

(g)	Perpetual bond with no specified maturity date.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2012.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. Equity and Income Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Van Kampen V.I. Equity and Income Fund

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Van Kampen V.I. Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$695,582,195	$7,741,898	$--	$703,324,093

U.S. Treasury Securities	--	113,609,051	--	113,609,051

U.S. Government Sponsored Securities	--	7,492,768	--	7,492,768

Corporate Debt Securities	--	190,496,330	0	190,496,330

Asset-Backed Securities	--	7,298	--	7,298

Municipal Obligations	--	293,431	--	293,431

Foreign Government Debt Securities	--	133,187	--	133,187
	$695,582,195	$319,773,963	$0	$1,015,356,158
Foreign Currency Contracts*	--	205,911	--	205,911

Futures*	(26,047)	--	--	(26,047)
Total Investments	$695,556,148	$319,979,874	$0	$1,015,536,022

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

		Contract to
Settlement Date	Counterparty	Deliver	Receive	Notional Value	Unrealized Appreciation

10/26/12	Bank of New York	CHF 3,219,048	USD 3,467,607	$3,424,671	$42,936

10/26/12	Bank of New York	EUR 4,972,669	USD 6,496,444	6,391,960	104,484

10/26/12	State Street CA	GBP 6,131,140	USD 9,958,198	9,899,707	58,491

Total open foreign currency contracts					$205,911

  Currency Abbreviations:

  CHF -- Swiss Franc

  EUR -- Euro

  GBP -- British Pound Sterling

  USD -- U.S. Dollar

Invesco Van Kampen V.I. Equity and Income Fund

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	23	December-2012	$5,072,219	$2,827
Short Contracts
U.S. Treasury 5 Year Notes	64	December-2012	(7,976,500)	(21,635)
U.S. Treasury 10 Year Notes	35	December-2012	(4,671,953)	(29,331)
U.S. Treasury Long Bond	27	December-2012	(4,033,125)	22,092
Subtotal			$(16,681,578)	$(28,874)
Total				$(26,047)

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $167,865,298 and $195,642,906, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$150,827,620
Aggregate unrealized (depreciation) of investment securities	(19,344,681)
Net unrealized appreciation of investment securities	$131,482,939
Cost of investments for tax purposes is $883,873,219.

Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Growth and Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VK-VIGRI-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.50%

Agricultural Products–1.08%

Archer-Daniels-Midland Co.	827,144	$22,481,774

Asset Management & Custody Banks–1.68%

Northern Trust Corp.	370,178	17,181,812

State Street Corp.	427,788	17,949,984

35,131,796

Biotechnology–0.50%

Amgen Inc.	123,842	10,442,357

Cable & Satellite–4.12%

Comcast Corp. -Class A	1,251,593	44,769,481

Time Warner Cable Inc.	434,495	41,303,095

		86,072,576

Communications Equipment–0.39%

Juniper Networks, Inc. (b)	475,415	8,134,351

Data Processing & Outsourced Services–0.92%

Western Union Co. (The)	1,056,992	19,258,394

Department Stores–0.81%

Kohl’s Corp.	329,658	16,885,083

Diversified Banks–2.63%

Comerica Inc.	481,705	14,956,940

U.S. Bancorp	367,884	12,618,421

Wells Fargo & Co.	793,545	27,401,109

		54,976,470

Diversified Chemicals–1.06%

PPG Industries, Inc.	193,221	22,189,500

Diversified Support Services–0.79%

Cintas Corp.	400,239	16,589,907

Drug Retail–0.63%

Walgreen Co.	358,746	13,072,704

Electric Utilities–2.78%

Edison International	360,426	16,467,864

Entergy Corp.	166,651	11,548,915

FirstEnergy Corp.	348,932	15,387,901

Pinnacle West Capital Corp.	279,804	14,773,651

		58,178,331

Food Distributors–1.13%

Sysco Corp.	757,920	23,700,158

Health Care Equipment–1.94%

Medtronic, Inc.	941,722	40,607,053

	Shares	Value

Home Improvement Retail–1.39%

Home Depot, Inc. (The)	479,994	$28,977,238

Hotels, Resorts & Cruise Lines–0.99%

Carnival Corp.	570,166	20,776,849

Household Products–2.52%

Energizer Holdings, Inc.	177,497	13,243,051

Procter & Gamble Co. (The)	568,512	39,431,993

		52,675,044

Industrial Conglomerates–6.65%

General Electric Co.	4,079,086	92,636,043

Tyco International Ltd.	825,625	46,449,663

		139,085,706

Industrial Machinery–1.22%

Ingersoll-Rand PLC	569,372	25,519,253

Insurance Brokers–3.85%

Aon PLC	342,570	17,912,985

Marsh & McLennan Cos., Inc.	1,473,478	49,995,109

Willis Group Holdings PLC	341,408	12,604,783

		80,512,877

Integrated Oil & Gas–3.87%

Chevron Corp.	368,721	42,978,120

Exxon Mobil Corp.	304,841	27,877,709

Occidental Petroleum Corp.	116,580	10,032,875

		80,888,704

Integrated Telecommunication Services–0.98%

Verizon Communications Inc.	450,352	20,522,541

Internet Software & Services–2.19%

eBay Inc. (b)	943,345	45,667,332

Investment Banking & Brokerage–1.91%

Charles Schwab Corp. (The)	1,526,208	19,520,200

Goldman Sachs Group, Inc. (The)	46,250	5,257,700

Morgan Stanley	904,804	15,146,419

		39,924,319

Investment Companies - Exchange Traded Funds–0.39%

SPDR® S&P Homebuilders ETF	325,900	8,088,838

IT Consulting & Other Services–1.08%

Amdocs Ltd.	686,894	22,660,633

Managed Health Care–2.92%

Cigna Corp.	344,752	16,261,952

UnitedHealth Group Inc.	582,260	32,263,026

WellPoint, Inc.	214,670	12,453,007

		60,977,985

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Growth and Income Fund

	Shares	Value

Movies & Entertainment–3.49%

Time Warner Inc.	608,600	$27,587,838

Viacom Inc. -Class B	846,357	45,356,272

		72,944,110

Oil & Gas Equipment & Services–1.23%

Baker Hughes Inc.	324,657	14,684,236

Halliburton Co.	324,412	10,929,440

		25,613,676

Oil & Gas Exploration & Production–3.33%

Anadarko Petroleum Corp.	556,692	38,923,904

ConocoPhillips	213,482	12,206,901

Devon Energy Corp.	267,268	16,169,714

WPX Energy Inc. (b)	134,791	2,236,183

		69,536,702

Oil & Gas Storage & Transportation–1.07%

Williams Cos., Inc. (The)	641,087	22,418,812

Other Diversified Financial Services–6.82%

Citigroup Inc.	1,331,671	43,572,275

JPMorgan Chase & Co.	2,444,756	98,963,723

		142,535,998

Packaged Foods & Meats–2.39%

Mondelez International, Inc. -Class A	521,619	21,568,946

Unilever N.V. -New York Shares (Netherlands)	798,699	28,337,840

		49,906,786

Personal Products–1.75%

Avon Products, Inc.	2,296,095	36,622,715

Pharmaceuticals–7.93%

Bristol-Myers Squibb Co.	1,030,213	34,769,689

Eli Lilly & Co.	403,849	19,146,481

Hospira, Inc. (b)	175,017	5,744,058

Merck & Co., Inc.	992,340	44,754,534

Novartis AG (Switzerland)	205,945	12,603,291

Novartis AG -ADR (Switzerland)	35,825	2,194,639

Pfizer Inc.	1,869,200	46,449,620

		165,662,312

Property & Casualty Insurance–0.81%

Chubb Corp. (The)	220,979	16,856,278

Regional Banks–3.92%

BB&T Corp.	685,678	22,737,082

Fifth Third Bancorp	1,177,743	$18,266,794

PNC Financial Services Group, Inc.	647,299	40,844,567

		81,848,443

Semiconductor Equipment–0.94%

Applied Materials, Inc.	1,764,355	19,699,024

Semiconductors–0.80%

Intel Corp.	733,033	16,625,189

	Shares	Value

Soft Drinks–2.26%

Coca-Cola Co. (The)	399,996	$15,171,848

PepsiCo, Inc.	453,028	32,060,792

		47,232,640

Systems Software–2.31%

Microsoft Corp.	1,622,571	48,320,164

Wireless Telecommunication Services–2.03%

Vodafone Group PLC -ADR (United Kingdom)	1,485,913	42,341,091

Total Common Stocks & Other Equity Interests (Cost $1,634,902,031)		1,912,161,713

Money Market Funds–8.94%

Liquid Assets Portfolio – Institutional Class (c)	93,441,158	93,441,158

Premier Portfolio – Institutional Class (c)	93,441,158	93,441,158

Total Money Market Funds (Cost $186,882,316)		186,882,316

TOTAL INVESTMENTS–100.44% (Cost $1,821,784,347)		2,099,044,029

OTHER ASSETS LESS LIABILITIES–(0.44)%		(9,174,821)

NET ASSETS–100.00%		$2,089,869,208

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. Growth and Income Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Van Kampen V.I. Growth and Income Fund

F.	Call Options Written – The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,099,044,029	$--	$--	$2,099,044,029
Foreign Currency Contracts*	--	635,429	--	635,429
Total Investments	$2,099,044,029	$635,429	$--	$2,099,679,458
*	Unrealized appreciation.

Invesco Van Kampen V.I. Growth and Income Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to		Notional	Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation

10/26/12	Bank of New York	CHF 9,984,454	USD 10,755,400	$10,622,227	$133,173

10/26/12	Bank of New York	EUR 15,501,792	USD 20,252,006	19,926,287	325,719

10/26/12	State Street	GBP 18,504,914	USD 30,055,681	29,879,144	176,537

					$635,429

Currency Abbreviations:

CHF – Swiss Franc

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Transactions During the Period

	Call Option Contracts
	Number of Contracts	Premiums Received

Beginning of period	-	$-

Written	2,735	214,500

Expired	(2,735)	(214,500)

End of period	-	$-

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $370,879,211 and $457,492,614, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$321,861,019

Aggregate unrealized (depreciation) of investment securities	(46,579,155)

Net unrealized appreciation of investment securities	$275,281,864

Cost of investments for tax purposes is $1,823,762,165.

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VK-VIMCG-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.76%

Aerospace & Defense–2.17%

B/E Aerospace, Inc. (b)	57,233	$2,409,509
Triumph Group, Inc.	43,617	2,727,371
		5,136,880

Apparel Retail–2.16%

American Eagle Outfitters, Inc.	159,271	3,357,433
Ross Stores, Inc.	27,091	1,750,078
		5,107,511

Apparel, Accessories & Luxury Goods–2.89%

Michael Kors Holdings Ltd. (b)	67,644	3,597,308
Under Armour, Inc. -Class A (b)	58,076	3,242,383
		6,839,691

Application Software–4.19%

Autodesk, Inc. (b)	94,770	3,162,475
Citrix Systems, Inc. (b)	64,796	4,961,430
Salesforce.com, Inc. (b)	11,815	1,804,032
		9,927,937

Asset Management & Custody Banks–2.26%

Affiliated Managers Group, Inc. (b)	43,588	5,361,324

Automobile Manufacturers–1.94%

Tesla Motors, Inc. (b)(c)	156,527	4,583,111

Biotechnology–6.01%

Alexion Pharmaceuticals, Inc. (b)	25,240	2,887,456
Amarin Corp. PLC -ADR (Ireland)(b)(c)	62,258	784,451
BioMarin Pharmaceutical Inc. (b)	94,032	3,786,669
Medivation Inc. (b)	54,066	3,047,160
Onyx Pharmaceuticals, Inc. (b)	44,165	3,731,942
		14,237,678

Broadcasting–2.19%

Discovery Communications, Inc. -Class A (b)	86,991	5,187,273

Building Products–1.29%

Lennox International Inc.	62,959	3,044,697

Casinos & Gaming–1.23%

Wynn Resorts Ltd.	25,240	2,913,706

Communications Equipment–1.05%

F5 Networks, Inc. (b)	23,771	2,488,824

Construction & Engineering–1.16%

MasTec Inc. (b)	138,935	2,737,020

	Shares	Value

Construction & Farm Machinery & Heavy Trucks–1.23%

Joy Global Inc.	52,108	$2,921,174

Consumer Finance–1.97%

Discover Financial Services	117,720	4,677,016

Data Processing & Outsourced Services–1.54%

Alliance Data Systems Corp. (b)	25,615	3,636,049

Diversified Chemicals–1.08%

PPG Industries, Inc.	22,293	2,560,128

Electrical Components & Equipment–3.35%

AMETEK, Inc.	137,175	4,862,854
Regal-Beloit Corp.	27,386	1,930,165
Rockwell Automation, Inc.	16,339	1,136,377
		7,929,396

Electronic Components–1.59%

Amphenol Corp. -Class A	63,804	3,756,780

Food Retail–1.54%

Whole Foods Market, Inc.	37,364	3,639,254

General Merchandise Stores–1.45%

Dollar Tree, Inc. (b)	70,962	3,425,691

Health Care Equipment–1.36%

Hologic, Inc. (b)	158,674	3,211,562

Health Care Facilities–1.60%

Universal Health Services, Inc. -Class B	82,692	3,781,505

Health Care Services–3.69%

DaVita, Inc. (b)	35,697	3,698,566
Express Scripts Holding Co. (b)	41,713	2,614,154
HMS Holdings Corp. (b)	72,646	2,428,556
		8,741,276

Homebuilding–1.07%

Toll Brothers, Inc. (b)	76,447	2,540,334

Hotels, Resorts & Cruise Lines–1.44%

Starwood Hotels & Resorts Worldwide, Inc.	58,964	3,417,553

Household Products–1.39%

Church & Dwight Co., Inc.	61,024	3,294,686

Human Resource & Employment Services–1.13%

Robert Half International, Inc.	100,231	2,669,152

Industrial Gases–1.56%

Airgas, Inc.	44,796	3,686,711

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Industrial Machinery–2.98%

Flowserve Corp.	33,811	$4,319,017
Graco Inc.	54,368	2,733,623
		7,052,640

Internet Software & Services–4.28%

Akamai Technologies, Inc. (b)	59,386	2,272,108
Equinix, Inc. (b)	22,220	4,578,431
Facebook Inc. –Class B (Acquired 04/04/12-04/05/12; Cost $3,119,195)(b)(d)	93,789	1,827,479
Rackspace Hosting, Inc. (b)	21,954	1,450,940
		10,128,958

IT Consulting & Other Services–2.09%

Cognizant Technology Solutions Corp. –Class A (b)	33,596	2,349,032
Teradata Corp. (b)	34,458	2,598,478
		4,947,510

Managed Health Care–1.00%

Aveta, Inc. (b)(d)	237,251	2,372,510

Movies & Entertainment–1.35%

Cinemark Holdings, Inc.	142,630	3,199,191

Oil & Gas Equipment & Services–3.54%

Cameron International Corp. (b)	75,799	4,250,050
FMC Technologies, Inc. (b)	19,029	881,043
Weatherford International Ltd. (b)	255,786	3,243,366
		8,374,459

Oil & Gas Exploration & Production–2.71%

Pioneer Natural Resources Co.	38,012	3,968,453
Whiting Petroleum Corp. (b)	51,601	2,444,855
		6,413,308

Pharmaceuticals–0.63%

Endo Health Solutions Inc. (b)	47,170	1,496,232

Railroads–1.65%

Kansas City Southern	51,625	3,912,142

Regional Banks–1.03%

First Republic Bank	70,490	2,429,085

Restaurants–2.52%

Chipotle Mexican Grill, Inc. (b)	9,892	3,141,106
Jack in the Box Inc. (b)	31,964	898,508
Panera Bread Co. –Class A (b)	11,232	1,919,436
		5,959,050

Semiconductors–2.09%

Avago Technologies Ltd.	79,855	2,784,145
Broadcom Corp. –Class A (b)	62,678	2,167,405
		4,951,550

	Shares	Value

Soft Drinks–0.99%

Monster Beverage Corp. (b)	43,463	$2,353,956

Specialty Chemicals–1.95%

Albemarle Corp.	37,735	1,987,880
LyondellBasell Industries N.V. -Class A	50,754	2,621,951
		4,609,831

Specialty Stores–7.82%

Dick’s Sporting Goods, Inc.	85,212	4,418,242
GNC Holdings, Inc. -Class A	97,768	3,810,019
PetSmart, Inc.	47,860	3,301,383
Tractor Supply Co.	31,847	3,149,350
Ulta Salon, Cosmetics & Fragrance, Inc.	39,789	3,831,879
		18,510,873

Steel–1.06%

Allegheny Technologies, Inc.	78,512	2,504,533

Systems Software–1.38%

Red Hat, Inc. (b)	57,444	3,270,861

Technology Distributors–1.24%

Avnet, Inc. (b)	101,318	2,947,341

Trucking–1.34%

J.B. Hunt Transport Services, Inc.	61,191	3,184,380

Wireless Telecommunication Services–2.58%

SBA Communications Corp. -Class A (b)	66,226	4,165,615
Sprint Nextel Corp. (b)	352,346	1,944,950
		6,110,565
Total Common Stocks & Other Equity Interests (Cost $194,765,575)		236,182,894

Money Market Funds–0.35%

Liquid Assets Portfolio – Institutional Class (e)	411,043	411,043
Premier Portfolio – Institutional Class (e)	411,042	411,042
Total Money Market Funds (Cost $822,085)		822,085
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.11% (Cost $195,587,660)		237,004,979

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.39%

Liquid Assets Portfolio - Institutional Class (Cost $3,301,594)(e)(f)	3,301,594	3,301,594
TOTAL INVESTMENTS–101.50% (Cost $198,889,254)		240,306,573
OTHER ASSETS LESS LIABILITIES–(1.50)%		(3,559,571)
NET ASSETS–100.00%		$236,747,002

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2012.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2012 was $4,199,989, which represented 1.77% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. Mid Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$236,106,584	$4,199,989	$--	$240,306,573

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $112,185,788 and $62,705,616, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$47,059,633

Aggregate unrealized (depreciation) of investment securities	(5,738,039)

Net unrealized appreciation of investment securities	$41,321,594

Cost of investments for tax purposes is $198,984,979.

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Value Opportunities Fund Quarterly Schedule of Portfolio Holdings September 30, 2012

invesco.com/us VK-VIVOPP-QTR-1 09/12 Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.28%

Advertising–5.96%

Omnicom Group Inc.	278,923	$14,381,270

Aerospace & Defense–1.78%

Honeywell International Inc.	71,937	4,298,236

Asset Management & Custody Banks–1.67%

Bank of New York Mellon Corp. (The)	178,193	4,030,726

Automobile Manufacturers–2.15%

Renault S.A. (France)	110,254	5,196,778

Brewers–1.72%

Molson Coors Brewing Co. -Class B	91,811	4,136,086

Cable & Satellite–2.27%

Time Warner Cable Inc.	57,509	5,466,806

Computer Hardware–5.00%

Apple Inc.	10,483	6,994,886

Dell Inc.	165,688	1,633,684

Hewlett-Packard Co.	201,049	3,429,896

		12,058,466

Department Stores–2.07%

Macy’s, Inc.	132,637	4,989,804

Diversified Banks–6.07%

Comerica Inc.	87,527	2,717,713

U.S. Bancorp	110,496	3,790,013

Wells Fargo & Co.	235,140	8,119,384

		14,627,110

Food Retail–1.40%

Kroger Co. (The)	143,600	3,380,344

General Merchandise Stores–2.35%

Target Corp.	89,246	5,664,444

Household Products–1.54%

Procter & Gamble Co. (The)	53,561	3,714,991

Industrial Conglomerates–1.97%

General Electric Co.	209,413	4,755,769

Integrated Oil & Gas–13.50%

Chevron Corp.	89,170	10,393,655

Exxon Mobil Corp.	34,695	3,172,858

Petroleo Brasileiro S.A. -ADR (Brazil)	173,260	3,974,584

Royal Dutch Shell PLC -ADR (United Kingdom)	148,683	10,320,087

Total SA -ADR (France)	93,610	4,689,861

		32,551,045

	Shares	Value

Internet Software & Services–1.38%

Google Inc. -Class A (b)	4,400	$3,319,800

Investment Banking & Brokerage–2.43%

Goldman Sachs Group, Inc. (The)	24,251	2,756,854

Morgan Stanley	185,198	3,100,214

		5,857,068

Life & Health Insurance–2.95%

MetLife, Inc.	103,318	3,560,338

Unum Group	185,100	3,557,622

		7,117,960

Managed Health Care–3.39%

UnitedHealth Group Inc.	93,508	5,181,278

WellPoint, Inc.	51,563	2,991,170

		8,172,448

Oil & Gas Drilling–1.10%

Noble Corp. (b)	73,943	2,645,681

Other Diversified Financial Services–8.05%

Bank of America Corp.	401,604	3,546,163

Citigroup Inc.	159,509	5,219,135

JPMorgan Chase & Co.	263,119	10,651,057

		19,416,355

Pharmaceuticals–4.46%

Bristol-Myers Squibb Co.	99,857	3,370,174

Pfizer Inc.	297,012	7,380,748

		10,750,922

Property & Casualty Insurance–13.68%

Allied World Assurance Co. Holdings AG	66,173	5,111,864

Allstate Corp. (The)	177,245	7,020,674

Aspen Insurance Holdings Ltd.	248,971	7,591,126

Chubb Corp. (The)	111,902	8,535,885

Travelers Cos., Inc. (The)	69,120	4,718,131

		32,977,680

Steel–1.14%

POSCO -ADR (South Korea)	33,624	2,741,701

Wireless Telecommunication Services–2.25%

Vodafone Group PLC -ADR (United Kingdom)	190,407	5,425,647

Total Common Stocks & Other Equity Interests (Cost $176,306,369)		217,677,137

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Value Opportunities Fund

	Shares	Value

Money Market Funds–9.95%
Liquid Assets Portfolio – Institutional Class (c)	11,992,385	$11,992,385

Premier Portfolio – Institutional Class (c)	11,992,386	11,992,386

Total Money Market Funds (Cost $23,984,771)		23,984,771

TOTAL INVESTMENTS–100.23% (Cost $200,291,140)		241,661,908

OTHER ASSETS LESS LIABILITIES–(0.23)%		(543,156)

NET ASSETS–100.00%		$241,118,752

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. Value Opportunities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Van Kampen V.I. Value Opportunities Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$236,465,130	$5,196,778	$--	$241,661,908

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2012 was $18,717,683 and $72,640,747, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$54,592,968

Aggregate unrealized (depreciation) of investment securities	(14,861,541)

Net unrealized appreciation of investment securities	$39,731,427

Cost of investments for tax purposes is $201,930,481.

Invesco Van Kampen V.I. Value Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date:	November 29, 2012

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date:	November 29, 2012

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.